MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Financial Statements

December 31, 2021

(With Report of Independent Registered Public Accounting Firm Thereon)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Financial Statements

December 31, 2021

KPMG LLP

4200 Wells Fargo Center

90 South Seventh Street

Minneapolis, MN 55402

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Minnesota Life Insurance Company and Policy Owners of Minnesota Life Individual Variable Universal Life Account:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities, and policy owners' equity of the sub-accounts listed in the Appendix that comprise Minnesota Life Individual Variable Universal Life Account (the Separate Account) as of December 31, 2021, the related statements of operations for the year or period indicated in the Appendix and changes in net assets for each of the years or periods indicated in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods presented in Note 7. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each sub-account as of December 31, 2021, the results of its operations for the year or period indicated in the Appendix and changes in its net assets for each of the years or periods indicated in the Appendix, and the financial highlights for each of the years or periods indicated in Note 7, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Account's auditor since 2008.

Minneapolis, Minnesota
March 25, 2022

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

Appendix – Minnesota Life Individual Variable Universal Life Account

Statements of assets, liabilities, and policy owners' equity as of December 31, 2021, the related statements of operations for the year or period then ended, and the statements of changes in net assets for each of the years or periods in the two-year period then ended.

AB VPS Dynamic Asset Allocation Portfolio – Class B Shares (AB VPS Dyn Asset Alloc Cl B)

AB VPS International Value Portfolio – Class A Shares (AB VPS Intl Value Cl A)

American Century Investments II VP Inflation Protection Fund – Class I Shares (Amer Century II VP Infl Pro Cl I)

American Century Investments VP Disciplined Core Value Fund – Class I Shares (Amer Century VP Dscplnd Core Val Cl I)

American Funds IS® Capital World Bond Fund – Class 1 Shares (Amer Funds IS Capital World Bond Cl 1)

American Funds IS® Global Small Capitalization Fund – Class 1 Shares (Amer Funds IS Global Small Cap Cl 1)

American Funds IS® Growth Fund – Class 1 Shares (Amer Funds IS Growth Cl 1)

American Funds IS® Growth-Income Fund – Class 1 Shares (Amer Funds IS Growth-Inc Cl 1)

American Funds IS® International Fund – Class 1 Shares (Amer Funds IS Intl Cl 1)

American Funds IS® New World Fund® – Class 1 Shares (Amer Funds IS New World Cl 1)

American Funds IS® U.S. Government Securities Fund – Class 1 Shares (Amer Funds IS US Govt Sec Cl 1)

BlackRock International Index V.I. Fund – Class I Shares (BlackRock Intl Index VI Cl I)

Statement of assets, liabilities, and contract owners' equity as of December 31, 2021, and the related statements of operations and changes in net assets for the period from May 1, 2021 through December 31, 2021.

BlackRock Small Cap Index V.I. Fund – Class I Shares (BlackRock Small Cap Index VI Cl I)

Statement of assets, liabilities, and contract owners' equity as of December 31, 2021, and the related statements of operations and changes in net assets for the period from May 1, 2021 through December 31, 2021.

Delaware Ivy VIP Asset Strategy – Class II Shares (Delaware Ivy VIP Asset Strategy Cl II)

Delaware Ivy VIP Balanced – Class II Shares (Delaware Ivy VIP Balanced Cl II)

Delaware Ivy VIP Core Equity – Class II Shares (Delaware Ivy VIP Core Equity Cl II)

Delaware Ivy VIP Corporate Bond – Class II Shares (Delaware Ivy VIP Corporate Bond Cl II)

Delaware Ivy VIP Energy – Class II Shares (Delaware Ivy VIP Energy Cl II)

Delaware Ivy VIP Global Bond – Class II Shares (Delaware Ivy VIP Global Bond Cl II)

Delaware Ivy VIP Global Equity Income – Class II Shares (Delaware Ivy VIP Global Eq Inc Cl II)

Delaware Ivy VIP Global Growth – Class II Shares (Delaware Ivy VIP Global Growth Cl II)

Delaware Ivy VIP Government Money Market – Class II Shares (Delaware Ivy VIP Govt Money Market Cl II)

Delaware Ivy VIP Growth – Class II Shares (Delaware Ivy VIP Growth Cl II)

Delaware Ivy VIP High Income – Class II Shares (Delaware Ivy VIP High Income Cl II)

Delaware Ivy VIP International Core Equity – Class II Shares (Delaware Ivy VIP Intl Core Equity Cl II)

Delaware Ivy VIP Limited-Term Bond – Class II Shares (Delaware Ivy VIP Limited-Term Bond Cl II)

Delaware Ivy VIP Mid Cap Growth – Class II Shares (Delaware Ivy VIP Mid Cap Growth Cl II)

Delaware Ivy VIP Natural Resources – Class II Shares (Delaware Ivy VIP Natural Res Cl II)

Delaware Ivy VIP Pathfinder Aggressive – Class II Shares (Delaware Ivy VIP Path Aggressive Cl II)

Delaware Ivy VIP Pathfinder Conservative – Class II Shares (Delaware Ivy VIP Path Conserv Cl II)

Delaware Ivy VIP Pathfinder Moderate – Class II Shares (Delaware Ivy VIP Path Mod Cl II)

Delaware Ivy VIP Pathfinder Moderate – Managed Volatility – Class II Shares (Delaware Ivy VIP Path Mod MV Cl II)

Delaware Ivy VIP Pathfinder Moderately Aggressive – Class II Shares (Delaware Ivy VIP Path Mod Aggr Cl II)

Delaware Ivy VIP Pathfinder Moderately Conservative – Class II Shares (Delaware Ivy VIP Path Mod Cons Cl II)

Delaware Ivy VIP Science and Technology – Class II Shares (Delaware Ivy VIP Science & Tech Cl II)

Delaware Ivy VIP Securian Real Estate Securities – Class II Shares (Delaware Ivy VIP Securian RE Sec Cl II)

Delaware Ivy VIP Small Cap Growth – Class II Shares (Delaware Ivy VIP Small Cap Growth Cl II)

Delaware Ivy VIP Smid Cap Core – Class II Shares (Delaware Ivy VIP Smid Cap Core Cl II)

Delaware Ivy VIP Value – Class II Shares (Delaware Ivy VIP Value Cl II)

Fidelity® VIP Bond Index Portfolio – Initial Class (Fidelity VIP Bond Index IC)

Statement of assets, liabilities, and contract owners' equity as of December 31, 2021, and the related statements of operations and changes in net assets for the period from May 1, 2021 through December 31, 2021.

Fidelity® VIP Equity-Income Portfolio – Initial Class (Fidelity VIP Equity-Income IC)

Fidelity® VIP Mid Cap Portfolio – Initial Class (Fidelity VIP Mid Cap IC)

Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund – Class 1 (Franklin Small Cap Val VIP Cl 1)

Invesco Oppenheimer V.I. International Growth Fund – Series I Shares (Invesco Opphmr VI Intl Growth Sr I)

Invesco V.I. American Value Fund – Series I Shares (Invesco VI American Value Sr I)

Invesco V.I. Comstock Fund – Series I Shares (Invesco VI Comstock Sr I)

Invesco V.I. Main Street Small Cap Fund – Series I Shares (Invesco VI MS Sm Cap Sr I)

Janus Aspen Series – Janus Henderson Balanced Portfolio – Institutional Shares (Janus Henderson Balanced IS)

Janus Aspen Series – Janus Henderson Flexible Bond – Institutional Shares (Janus Henderson Flexible Bond IS)

Janus Aspen Series – Janus Henderson Forty Portfolio – Institutional Shares (Janus Henderson Forty IS)

Janus Aspen Series – Janus Henderson Mid Cap Value Portfolio – Institutional Shares (Janus Henderson Mid Cap Val IS)

Janus Aspen Series – Janus Henderson Overseas Portfolio – Institutional Shares (Janus Henderson Overseas IS)

Janus Aspen Series – Janus Henderson Research Portfolio – Institutional Shares (Janus Henderson Research IS)

Legg Mason Partners Variable Equity Trust – ClearBridge Variable Small Cap Growth Portfolio – Class I Shares (ClearBridge Sm Cap Growth Cl I)

MFS® VIT – Mid Cap Growth Series – Initial Class (MFS VIT – Mid Cap Growth Ser IC)

MFS® VIT II – International Intrinsic Value Portfolio – Initial Class (MFS VIT II – Intl Intrinsic Val IC)

Morgan Stanley Variable Insurance Fund, Inc. – Morgan Stanley VIF Emerging Markets Equity Portfolio – Class II Shares (MorgStanley VIF Emg Mk Eq Cl 2)

Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class I Shares (Morningstar Aggr Growth ETF Cl I)

Morningstar Balanced ETF Asset Allocation Portfolio – Class I Shares (Morningstar Balanced ETF Cl I)

Morningstar Conservative ETF Asset Allocation Portfolio – Class I Shares (Morningstar Conservative ETF Cl I)

Morningstar Growth ETF Asset Allocation Portfolio – Class I Shares (Morningstar Growth ETF Cl I)

Morningstar Income and Growth Asset Allocation Portfolio – Class I Shares (Morningstar Inc & Gro Asset All Cl I)

Neuberger Berman Advisers Management Trust Sustainable Equity – Class I Shares (Neuberger Berman Sustain Eq Cl I)

Northern Lights VT TOPS® Managed Risk Flex ETF Portfolio (TOPS Mgd Risk Flex ETF)

PIMCO VIT – PIMCO Global Diversified Allocation Portfolio Advisor Class Shares (PIMCO VIT Global Div Alloc Adv Cl)

PIMCO VIT – PIMCO Low Duration Portfolio Institutional Class Shares (PIMCO VIT Low Duration IS)

PIMCO VIT – PIMCO Total Return Portfolio Institutional Shares (PIMCO VIT Total Return IS)

Putnam VT Large Cap Equity Fund – Class IA Shares (Putnam VT Lg Cap Val Cl IA)

Putnam VT Growth Opportunities Fund – Class IA Shares (Putnam VT Growth Opp Cl IA)

Putnam VT International Equity Fund – Class IA Shares (Putnam VT Intl Eq Cl IA)

Putnam VT International Value Fund – Class IA Shares (Putnam VT Intl Val Cl IA)

Statement of assets, liabilities, and contract owners' equity as of December 31, 2021, and the related statements of operations and changes in net assets for the period from May 1, 2021 through December 31, 2021.

Securian Funds Trust – SFT Balanced Stabilization Fund (SFT Bal Stabilization)

Securian Funds Trust – SFT Core Bond Fund – Class 1 Shares (SFT Core Bond Cl 1)

Securian Funds Trust – SFT Delaware IvySM Growth Fund (SFT Delaware Ivy Growth)

Securian Funds Trust – SFT Delaware IvySM Small Cap Growth Fund (SFT Delaware Ivy Small Cap Growth)

Securian Funds Trust – SFT Equity Stabilization Fund (SFT Eq Stabilization)

(Continued)

Appendix – Minnesota Life Individual Variable Universal Life Account

Securian Funds Trust – SFT Government Money Market Fund (SFT Govt Money Market)

Securian Funds Trust – SFT Index 400 Mid-Cap Fund – Class 1 Shares (SFT Index 400 MC Cl 1)

Securian Funds Trust – SFT Index 500 Fund – Class 1 Shares (SFT Index 500 Cl 1)

Securian Funds Trust – SFT International Bond Fund – Class 1 Shares (SFT Intl Bond Cl 1)

Securian Funds Trust – SFT Real Estate Securities Fund – Class 1 Shares (SFT Real Estate Cl 1)

Securian Funds Trust – SFT T. Rowe Price Value Fund (SFT T. Rowe Price Value)

Securian Funds Trust – SFT Wellington Core Equity Fund – Class 1 Shares (SFT Wellington Core Equity Cl 1)

Vanguard® Variable Insurance Fund Balanced Portfolio (Vanguard VIF Balanced)

Vanguard® Variable Insurance Fund Capital Growth Portfolio (Vanguard VIF Capital Growth)

Vanguard® Variable Insurance Fund Diversified Value Portfolio (Vanguard VIF Diversified Value)

Vanguard® Variable Insurance Fund Equity Income Portfolio (Vanguard VIF Equity Income)

Vanguard® Variable Insurance Fund High Yield Bond Portfolio (Vanguard VIF High Yield Bond)

Vanguard® Variable Insurance Fund International Portfolio (Vanguard VIF International)

Vanguard® Variable Insurance Fund Money Market Portfolio (Vanguard VIF Money Market)

Vanguard® Variable Insurance Fund Short-Term Investment-Grade Portfolio (Vanguard VIF Short-Term Inv-Gr)

Vanguard® Variable Insurance Fund Small Company Growth Portfolio (Vanguard VIF Small Co Growth)

Vanguard® Variable Insurance Fund Total Bond Market Portfolio (Vanguard VIF Total Bond Market)

Vanguard® Variable Insurance Fund Total Stock Market Index Portfolio (Vanguard VIF Total Stock Market)

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	AB VPS Dyn Asset Alloc Cl B	AB VPS Intl Value Cl A	Amer Century II VP Infl Pro Cl I	Amer Century VP Dscplnd Core Val Cl I	Amer Funds IS Capital World Bond Cl 1	Amer Funds IS Global Small Cap Cl 1
Assets
Investments at net asset value	$11,690,281	1,627,884	462,920	719,338	593,454	1,832,109
Receivable from Minnesota Life for policy purchase payments	2,187	144	194	288	436	1,407
Receivable for investments sold	—	—	—	—	—	—
Total assets	11,692,468	1,628,028	463,114	719,626	593,890	1,833,516
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—	—	—
Payable for investments purchased	2,187	144	194	288	436	1,407
Total liabilities	2,187	144	194	288	436	1,407
Net assets applicable to policy owners	$11,690,281	1,627,884	462,920	719,338	593,454	1,832,109
Policy Owners' Equity
Total policy owners' equity	$11,690,281	1,627,884	462,920	719,338	593,454	1,832,109
Investment shares	787,224	103,555	40,430	67,102	50,335	53,617
Investments at cost	$10,146,239	1,401,707	455,405	695,425	617,986	1,847,406

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	Amer Funds IS Growth Cl 1	Amer Funds IS Growth- Inc Cl 1	Amer Funds IS Intl Cl 1	Amer Funds IS New World Cl 1	Amer Funds IS US Govt Sec Cl 1	BlackRock Intl Index VI Cl I
Assets
Investments at net asset value	$10,095,510	4,224,826	7,851,427	4,217,193	515,710	2,359,760
Receivable from Minnesota Life for policy purchase payments	21,808	297	474	596	144	17,949
Receivable for investments sold	—	—	—	—	—	—
Total assets	10,117,318	4,225,123	7,851,901	4,217,789	515,854	2,377,709
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—	—	—
Payable for investments purchased	21,808	297	474	596	144	17,949
Total liabilities	21,808	297	474	596	144	17,949
Net assets applicable to policy owners	$10,095,510	4,224,826	7,851,427	4,217,193	515,710	2,359,760
Policy Owners' Equity
Total policy owners' equity	$10,095,510	4,224,826	7,851,427	4,217,193	515,710	2,359,760
Investment shares	79,131	62,729	345,878	132,491	44,191	220,538
Investments at cost	$9,597,569	3,766,087	7,737,614	4,170,728	548,348	2,377,306

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	BlackRock Small Cap Index VI Cl I	ClearBridge Sm Cap Growth Cl I	Delaware Ivy VIP Asset Strategy Cl II	Delaware Ivy VIP Balanced Cl II	Delaware Ivy VIP Core Equity Cl II	Delaware Ivy VIP Corporate Bond Cl II
Assets
Investments at net asset value	$1,962,551	1,341,374	11,321,856	635,789	4,802,862	701,116
Receivable from Minnesota Life for policy purchase payments	17,894	1,051	185	2	307	2
Receivable for investments sold	—	—	—	—	—	—
Total assets	1,980,445	1,342,425	11,322,041	635,791	4,803,169	701,118
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—	—	—
Payable for investments purchased	17,894	1,051	185	2	307	2
Total liabilities	17,894	1,051	185	2	307	2
Net assets applicable to policy owners	$1,962,551	1,341,374	11,321,856	635,789	4,802,862	701,116
Policy Owners' Equity
Total policy owners' equity	$1,962,551	1,341,374	11,321,856	635,789	4,802,862	701,116
Investment shares	149,813	36,932	1,111,206	67,718	271,485	124,501
Investments at cost	$2,139,287	1,364,009	10,168,927	525,355	3,319,611	675,127

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	Delaware Ivy VIP Energy Cl II	Delaware Ivy VIP Global Bond Cl II	Delaware Ivy VIP Global Eq Inc Cl II	Delaware Ivy VIP Global Growth Cl II	Delaware Ivy VIP Govt Money Market Cl II	Delaware Ivy VIP Growth Cl II
Assets
Investments at net asset value	$362,790	176,271	840,169	2,564,692	61,530	7,922,215
Receivable from Minnesota Life for policy purchase payments	2	1	5	655	—	280
Receivable for investments sold	—	—	—	—	—	—
Total assets	362,792	176,272	840,174	2,565,347	61,530	7,922,495
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—	—	—
Payable for investments purchased	2	1	5	655	—	280
Total liabilities	2	1	5	655	—	280
Net assets applicable to policy owners	$362,790	176,271	840,169	2,564,692	61,530	7,922,215
Policy Owners' Equity
Total policy owners' equity	$362,790	176,271	840,169	2,564,692	61,530	7,922,215
Investment shares	104,481	35,067	121,967	532,790	61,530	533,447
Investments at cost	$297,059	175,259	797,729	2,000,194	61,530	5,949,016

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	Delaware Ivy VIP High Income Cl II	Delaware Ivy VIP Intl Core Equity Cl II	Delaware Ivy VIP Limited-Term Bond Cl II	Delaware Ivy VIP Mid Cap Growth Cl II	Delaware Ivy VIP Natural Res Cl II	Delaware Ivy VIP Path Aggressive Cl II
Assets
Investments at net asset value	$1,201,453	5,052,791	172,450	4,275,477	3,114,573	8,770,084
Receivable from Minnesota Life for policy purchase payments	4	—	1	432	11	2,611
Receivable for investments sold	—	131	—	—	—	—
Total assets	1,201,457	5,052,922	172,451	4,275,909	3,114,584	8,772,695
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	131	—	—	—	—
Payable for investments purchased	4	—	1	432	11	2,611
Total liabilities	4	131	1	432	11	2,611
Net assets applicable to policy owners	$1,201,453	5,052,791	172,450	4,275,477	3,114,573	8,770,084
Policy Owners' Equity
Total policy owners' equity	$1,201,453	5,052,791	172,450	4,275,477	3,114,573	8,770,084
Investment shares	354,139	273,530	35,270	239,633	756,828	1,604,450
Investments at cost	$1,206,236	4,388,765	173,234	3,682,020	2,814,535	7,645,481

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	Delaware Ivy VIP Path Conserv Cl II	Delaware Ivy VIP Path Mod Aggr Cl II	Delaware Ivy VIP Path Mod Cl II	Delaware Ivy VIP Path Mod Cons Cl II	Delaware Ivy VIP Path Mod MV Cl II	Delaware Ivy VIP Science & Tech Cl II
Assets
Investments at net asset value	$237,694	14,185,118	4,359,080	820,216	11,334,307	16,688,465
Receivable from Minnesota Life for policy purchase payments	1	947	272	3	2,133	750
Receivable for investments sold	—	—	—	—	—	—
Total assets	237,695	14,186,065	4,359,352	820,219	11,336,440	16,689,215
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—	—	—
Payable for investments purchased	1	947	272	3	2,133	750
Total liabilities	1	947	272	3	2,133	750
Net assets applicable to policy owners	$237,694	14,185,118	4,359,080	820,216	11,334,307	16,688,465
Policy Owners' Equity
Total policy owners' equity	$237,694	14,185,118	4,359,080	820,216	11,334,307	16,688,465
Investment shares	43,204	2,508,154	790,519	148,308	1,790,428	565,598
Investments at cost	$212,189	12,913,627	4,036,904	744,316	9,991,649	17,560,081

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	Delaware Ivy VIP Securian RE Sec Cl II	Delaware Ivy VIP Small Cap Growth Cl II	Delaware Ivy VIP Smid Cap Core Cl II	Delaware Ivy VIP Value Cl II	Fidelity VIP Bond Index IC	Fidelity VIP Equity- Income IC
Assets
Investments at net asset value	$682,760	1,812,670	2,016,741	1,114,974	167,395	6,652,250
Receivable from Minnesota Life for policy purchase payments	12	6	155	4	144	546
Receivable for investments sold	—	—	—	—	—	—
Total assets	682,772	1,812,676	2,016,896	1,114,978	167,539	6,652,796
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—	—	—
Payable for investments purchased	12	6	155	4	144	546
Total liabilities	12	6	155	4	144	546
Net assets applicable to policy owners	$682,760	1,812,670	2,016,741	1,114,974	167,395	6,652,250
Policy Owners' Equity
Total policy owners' equity	$682,760	1,812,670	2,016,741	1,114,974	167,395	6,652,250
Investment shares	69,898	165,730	120,563	135,334	15,190	254,388
Investments at cost	$502,731	1,436,136	1,809,493	806,905	170,177	5,927,945

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	Fidelity VIP Mid Cap IC	Franklin Small Cap Val VIP Cl 1	Invesco Opphmr VI Intl Growth Sr I	Invesco VI American Value Sr I	Invesco VI Comstock Sr I	Invesco VI MS Sm Cap Sr I
Assets
Investments at net asset value	$9,677,568	14,657,667	978,062	2,086,416	1,534,969	1,697,353
Receivable from Minnesota Life for policy purchase payments	—	561	145	290	290	149
Receivable for investments sold	190	—	—	—	—	—
Total assets	9,677,758	14,658,228	978,207	2,086,706	1,535,259	1,697,502
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	190	—	—	—	—	—
Payable for investments purchased	—	561	145	290	290	149
Total liabilities	190	561	145	290	290	149
Net assets applicable to policy owners	$9,677,568	14,657,667	978,062	2,086,416	1,534,969	1,697,353
Policy Owners' Equity
Total policy owners' equity	$9,677,568	14,657,667	978,062	2,086,416	1,534,969	1,697,353
Investment shares	235,064	795,316	334,953	103,647	72,610	53,936
Investments at cost	$8,798,852	12,532,469	970,363	1,716,031	1,228,957	1,658,350

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	Janus Henderson Balanced IS	Janus Henderson Flexible Bond IS	Janus Henderson Forty IS	Janus Henderson Mid Cap Val IS	Janus Henderson Overseas IS	Janus Henderson Research IS
Assets
Investments at net asset value	$3,241,170	299,649	1,676,448	757,050	4,074,834	4,296,490
Receivable from Minnesota Life for policy purchase payments	17,536	194	364	288	221	—
Receivable for investments sold	—	—	—	—	—	615
Total assets	3,258,706	299,843	1,676,812	757,338	4,075,055	4,297,105
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—	—	615
Payable for investments purchased	17,536	194	364	288	221	—
Total liabilities	17,536	194	364	288	221	615
Net assets applicable to policy owners	$3,241,170	299,649	1,676,448	757,050	4,074,834	4,296,490
Policy Owners' Equity
Total policy owners' equity	$3,241,170	299,649	1,676,448	757,050	4,074,834	4,296,490
Investment shares	64,539	24,867	27,149	39,595	94,962	76,301
Investments at cost	$2,922,490	307,752	1,460,587	676,347	2,966,877	2,902,829

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	MFS VIT - Mid Cap Growth Ser IC	MFS VIT II - Intl Intrinsic Val IC	MorgStanley VIF Emg Mk Eq Cl 2	Morningstar Aggr Growth ETF Cl I	Morningstar Balanced ETF Cl I	Morningstar Conservative ETF Cl I
Assets
Investments at net asset value	$1,382,072	8,604,762	6,066,410	76,193,213	22,203,578	2,691,802
Receivable from Minnesota Life for policy purchase payments	1,550	1,270	389	602	649	248
Receivable for investments sold	—	—	—	—	—	—
Total assets	1,383,622	8,606,032	6,066,799	76,193,815	22,204,227	2,692,050
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—	—	—
Payable for investments purchased	1,550	1,270	389	602	649	248
Total liabilities	1,550	1,270	389	602	649	248
Net assets applicable to policy owners	$1,382,072	8,604,762	6,066,410	76,193,213	22,203,578	2,691,802
Policy Owners' Equity
Total policy owners' equity	$1,382,072	8,604,762	6,066,410	76,193,213	22,203,578	2,691,802
Investment shares	117,924	228,728	336,276	5,062,672	1,905,887	235,503
Investments at cost	$1,403,983	6,912,739	5,216,042	62,702,521	21,088,310	2,657,384

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	Morningstar Growth ETF Cl I	Morningstar Inc & Gro Asset All Cl I	Neuberger Berman Sustain Eq Cl I	PIMCO VIT Global Div Alloc Adv Cl	PIMCO VIT Low Duration IS	PIMCO VIT Total Return IS
Assets
Investments at net asset value	$88,363,666	5,612,591	555,288	10,185,597	214,267	1,548,217
Receivable from Minnesota Life for policy purchase payments	8,270	153	288	557	148	148
Receivable for investments sold	—	—	—	—	—	—
Total assets	88,371,936	5,612,744	555,576	10,186,154	214,415	1,548,365
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—	—	—
Payable for investments purchased	8,270	153	288	557	148	148
Total liabilities	8,270	153	288	557	148	148
Net assets applicable to policy owners	$88,363,666	5,612,591	555,288	10,185,597	214,267	1,548,217
Policy Owners' Equity
Total policy owners' equity	$88,363,666	5,612,591	555,288	10,185,597	214,267	1,548,217
Investment shares	6,898,022	533,516	14,996	982,218	20,945	143,886
Investments at cost	$78,062,052	5,512,747	435,394	10,144,711	216,776	1,604,193

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	Putnam VT Growth Opp Cl IA	Putnam VT Intl Eq Cl IA	Putnam VT Intl Val Cl IA	Putnam VT Lg Cap Val Cl IA	SFT Bal Stabilization	SFT Core Bond Cl 1
Assets
Investments at net asset value	$2,301,659	152,357	382,160	667,427	29,333,250	7,722,940
Receivable from Minnesota Life for policy purchase payments	288	144	144	288	2,453	—
Receivable for investments sold	—	—	—	—	—	220
Total assets	2,301,947	152,501	382,304	667,715	29,335,703	7,723,160
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—	—	220
Payable for investments purchased	288	144	144	288	2,453	—
Total liabilities	288	144	144	288	2,453	220
Net assets applicable to policy owners	$2,301,659	152,357	382,160	667,427	29,333,250	7,722,940
Policy Owners' Equity
Total policy owners' equity	$2,301,659	152,357	382,160	667,427	29,333,250	7,722,940
Investment shares	139,410	8,822	33,174	21,399	1,382,886	2,811,768
Investments at cost	$2,156,263	143,918	379,370	595,502	19,628,720	7,164,169

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	SFT Delaware Ivy Growth	SFT Delaware Ivy Small Cap Growth	SFT Eq Stabilization	SFT Govt Money Market	SFT Index 400 MC Cl 1	SFT Index 500 Cl 1
Assets
Investments at net asset value	$5,825,787	4,934,291	15,249,329	8,568,751	25,323,072	77,729,611
Receivable from Minnesota Life for policy purchase payments	342	364	2,042	160	1,901	12,331
Receivable for investments sold	—	—	—	—	—	—
Total assets	5,826,129	4,934,655	15,251,371	8,568,911	25,324,973	77,741,942
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—	—	—
Payable for investments purchased	342	364	2,042	160	1,901	12,331
Total liabilities	342	364	2,042	160	1,901	12,331
Net assets applicable to policy owners	$5,825,787	4,934,291	15,249,329	8,568,751	25,323,072	77,729,611
Policy Owners' Equity
Total policy owners' equity	$5,825,787	4,934,291	15,249,329	8,568,751	25,323,072	77,729,611
Investment shares	156,599	184,461	1,061,679	8,568,751	3,252,188	3,849,644
Investments at cost	$3,501,289	4,001,267	12,853,980	8,568,751	17,610,464	55,950,618

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	SFT Intl Bond Cl 1	SFT Real Estate Cl 1	SFT T. Rowe Price Value	SFT Wellington Core Equity Cl 1	TOPS Mgd Risk Flex ETF	Vanguard VIF Balanced
Assets
Investments at net asset value	$1,778,883	13,162,040	6,072,678	2,285,214	11,716,309	20,816,016
Receivable from Minnesota Life for policy purchase payments	147	954	526	292	2,113	11,196
Receivable for investments sold	—	—	—	—	—	—
Total assets	1,779,030	13,162,994	6,073,204	2,285,506	11,718,422	20,827,212
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—	—	—
Payable for investments purchased	147	954	526	292	2,113	11,196
Total liabilities	147	954	526	292	2,113	11,196
Net assets applicable to policy owners	$1,778,883	13,162,040	6,072,678	2,285,214	11,716,309	20,816,016
Policy Owners' Equity
Total policy owners' equity	$1,778,883	13,162,040	6,072,678	2,285,214	11,716,309	20,816,016
Investment shares	751,552	1,652,773	269,495	82,504	882,252	732,700
Investments at cost	$1,872,502	9,306,178	4,485,003	1,812,154	10,040,794	17,559,805

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	Vanguard VIF Capital Growth	Vanguard VIF Diversified Value	Vanguard VIF Equity Income	Vanguard VIF High Yield Bond	Vanguard VIF International	Vanguard VIF Money Market
Assets
Investments at net asset value	$22,847,132	10,900,124	15,723,396	4,110,643	27,627,884	180,152
Receivable from Minnesota Life for policy purchase payments	12,581	288	27,498	185	1,749	—
Receivable for investments sold	—	—	—	—	—	—
Total assets	22,859,713	10,900,412	15,750,894	4,110,828	27,629,633	180,152
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—	—	—
Payable for investments purchased	12,581	288	27,498	185	1,749	—
Total liabilities	12,581	288	27,498	185	1,749	—
Net assets applicable to policy owners	$22,847,132	10,900,124	15,723,396	4,110,643	27,627,884	180,152
Policy Owners' Equity
Total policy owners' equity	$22,847,132	10,900,124	15,723,396	4,110,643	27,627,884	180,152
Investment shares	450,723	624,649	565,386	510,005	695,916	180,152
Investments at cost	$17,623,699	9,155,886	12,687,102	3,983,102	22,106,526	180,152

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	Vanguard VIF Short- Term Inv-Gr	Vanguard VIF Small Co Growth	Vanguard VIF Total Bond Market	Vanguard VIF Total Stock Market
Assets
Investments at net asset value	$1,985,072	24,301,622	7,755,340	23,222,161
Receivable from Minnesota Life for policy purchase payments	144	31	10,615	11,151
Receivable for investments sold	—	—	—	—
Total assets	1,985,216	24,301,653	7,765,955	23,233,312
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—
Payable for investments purchased	144	31	10,615	11,151
Total liabilities	144	31	10,615	11,151
Net assets applicable to policy owners	$1,985,072	24,301,622	7,755,340	23,222,161
Policy Owners' Equity
Total policy owners' equity	$1,985,072	24,301,622	7,755,340	23,222,161
Investment shares	184,144	917,042	634,643	407,836
Investments at cost	$1,988,775	20,245,062	7,770,641	18,213,649

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year or Period ended December 31, 2021

	Segregated Sub-Accounts*
	AB VPS Dyn Asset Alloc Cl B	AB VPS Intl Value Cl A	Amer Century II VP Infl Pro Cl I	Amer Century VP Dscplnd Core Val Cl I	Amer Funds IS Capital World Bond Cl 1	Amer Funds IS Global Small Cap Cl 1
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$167,937	32,468	10,379	3,914	9,527	—
Unit value credit (note 3)	10,859	—	—	—	—	—
Investment income (loss) – net	178,796	32,468	10,379	3,914	9,527	—
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	—	—	—	22,767	8,737	18,411
Realized gains (losses) on sales of investments
Proceeds from sales	1,182,872	99,960	30,041	25,020	24,128	190,508
Cost of investments sold	(938,187)	(88,809)	(27,765)	(20,753)	(23,930)	(130,169)
Realized gains (losses) on sales of investments	244,685	11,151	2,276	4,267	198	60,339
Net realized gains (losses) on investments	244,685	11,151	2,276	27,034	8,935	78,750
Net change in unrealized appreciation (depreciation) of investments	523,547	108,360	5,088	14,886	(32,179)	(91,998)
Realized and unrealized gains (losses) on investments – net	768,232	119,511	7,364	41,920	(23,244)	(13,248)
Net increase (decrease) in net assets resulting from operations	$947,028	151,979	17,743	45,834	(13,717)	(13,248)

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year or Period ended December 31, 2021

	Segregated Sub-Accounts*
	Amer Funds IS Growth Cl 1	Amer Funds IS Growth- Inc Cl 1	Amer Funds IS Intl Cl 1	Amer Funds IS New World Cl 1	Amer Funds IS US Govt Sec Cl 1	BlackRock Intl Index VI Cl I (a)
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$31,582	43,445	112,362	37,955	7,213	69,333
Unit value credit (note 3)	—	—	—	—	—	62
Investment income (loss) – net	31,582	43,445	112,362	37,955	7,213	69,395
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	617,197	22,618	—	76,974	30,064	—
Realized gains (losses) on sales of investments
Proceeds from sales	418,505	141,305	60,162	55,175	140,713	3,771
Cost of investments sold	(261,355)	(102,153)	(54,335)	(41,273)	(145,114)	(3,646)
Realized gains (losses) on sales of investments	157,150	39,152	5,827	13,902	(4,401)	125
Net realized gains (losses) on investments	774,347	61,770	5,827	90,876	25,663	125
Net change in unrealized appreciation (depreciation) of investments	180,744	377,485	(136,466)	(114,264)	(30,110)	(17,547)
Realized and unrealized gains (losses) on investments – net	955,091	439,255	(130,639)	(23,388)	(4,447)	(17,422)
Net increase (decrease) in net assets resulting from operations	$986,673	482,700	(18,277)	14,567	2,766	51,973

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year or Period ended December 31, 2021

	Segregated Sub-Accounts*
	BlackRock Small Cap Index VI Cl I (a)	ClearBridge Sm Cap Growth Cl I	Delaware Ivy VIP Asset Strategy Cl II	Delaware Ivy VIP Balanced Cl II	Delaware Ivy VIP Core Equity Cl II	Delaware Ivy VIP Corporate Bond Cl II
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$16,899	—	175,928	6,025	23,628	14,782
Unit value credit (note 3)	98	582	16,594	948	6,730	1,160
Investment income (loss) – net	16,997	582	192,522	6,973	30,358	15,942
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	165,654	121,876	1,131,648	36,717	165,746	30,189
Realized gains (losses) on sales of investments
Proceeds from sales	24,781	44,509	904,031	48,418	634,744	122,245
Cost of investments sold	(25,123)	(26,142)	(761,578)	(46,947)	(438,246)	(117,147)
Realized gains (losses) on sales of investments	(342)	18,367	142,453	1,471	196,498	5,098
Net realized gains (losses) on investments	165,312	140,243	1,274,101	38,188	362,244	35,287
Net change in unrealized appreciation (depreciation) of investments	(176,736)	(80,336)	(392,735)	45,725	725,038	(55,030)
Realized and unrealized gains (losses) on investments – net	(11,424)	59,907	881,366	83,913	1,087,282	(19,743)
Net increase (decrease) in net assets resulting from operations	$5,573	60,489	1,073,888	90,886	1,117,640	(3,801)

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year or Period ended December 31, 2021

	Segregated Sub-Accounts*
	Delaware Ivy VIP Energy Cl II	Delaware Ivy VIP Global Bond Cl II	Delaware Ivy VIP Global Eq Inc Cl II	Delaware Ivy VIP Global Growth Cl II	Delaware Ivy VIP Govt Money Market Cl II	Delaware Ivy VIP Growth Cl II
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$5,109	7,503	17,673	1,267	2	—
Unit value credit (note 3)	539	321	1,225	3,592	—	10,606
Investment income (loss) – net	5,648	7,824	18,898	4,859	2	10,606
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	—	—	—	107,562	—	652,567
Realized gains (losses) on sales of investments
Proceeds from sales	76,448	63,945	53,355	304,334	15,059	550,777
Cost of investments sold	(131,326)	(62,015)	(70,210)	(493,595)	(15,059)	(422,080)
Realized gains (losses) on sales of investments	(54,878)	1,930	(16,855)	(189,261)	—	128,697
Net realized gains (losses) on investments	(54,878)	1,930	(16,855)	(81,699)	—	781,264
Net change in unrealized appreciation (depreciation) of investments	168,251	(11,087)	120,823	463,445	—	1,061,693
Realized and unrealized gains (losses) on investments – net	113,373	(9,157)	103,968	381,746	—	1,842,957
Net increase (decrease) in net assets resulting from operations	$119,021	(1,333)	122,866	386,605	2	1,853,563

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year or Period ended December 31, 2021

	Segregated Sub-Accounts*
	Delaware Ivy VIP High Income Cl II	Delaware Ivy VIP Intl Core Equity Cl II	Delaware Ivy VIP Limited- Term Bond Cl II	Delaware Ivy VIP Mid Cap Growth Cl II	Delaware Ivy VIP Natural Res Cl II	Delaware Ivy VIP Path Aggressive Cl II
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$78,987	49,608	2,890	—	42,623	134,445
Unit value credit (note 3)	2,084	7,450	303	3,978	4,214	12,690
Investment income (loss) – net	81,071	57,058	3,193	3,978	46,837	147,135
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	—	—	780	281,476	—	395,461
Realized gains (losses) on sales of investments
Proceeds from sales	293,010	1,134,267	70,389	556,884	309,629	499,922
Cost of investments sold	(320,940)	(1,042,287)	(70,504)	(335,571)	(376,645)	(554,563)
Realized gains (losses) on sales of investments	(27,930)	91,980	(115)	221,313	(67,016)	(54,641)
Net realized gains (losses) on investments	(27,930)	91,980	665	502,789	(67,016)	340,820
Net change in unrealized appreciation (depreciation) of investments	27,074	463,598	(4,583)	(66,984)	651,886	930,526
Realized and unrealized gains (losses) on investments – net	(856)	555,578	(3,918)	435,805	584,870	1,271,346
Net increase (decrease) in net assets resulting from operations	$80,215	612,636	(725)	439,783	631,707	1,418,481

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year or Period ended December 31, 2021

	Segregated Sub-Accounts*
	Delaware Ivy VIP Path Conserv Cl II	Delaware Ivy VIP Path Mod Aggr Cl II	Delaware Ivy VIP Path Mod Cl II	Delaware Ivy VIP Path Mod Cons Cl II	Delaware Ivy VIP Path Mod MV Cl II	Delaware Ivy VIP Science & Tech Cl II
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$4,050	252,385	83,540	15,541	164,445	—
Unit value credit (note 3)	356	20,875	6,600	1,189	9,243	19,514
Investment income (loss) – net	4,406	273,260	90,140	16,730	173,688	19,514
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	9,449	629,543	194,567	33,874	124,844	4,591,603
Realized gains (losses) on sales of investments
Proceeds from sales	24,736	928,104	358,369	27,361	710,111	1,508,621
Cost of investments sold	(22,164)	(1,007,025)	(406,158)	(27,812)	(608,800)	(879,230)
Realized gains (losses) on sales of investments	2,572	(78,921)	(47,789)	(451)	101,311	629,391
Net realized gains (losses) on investments	12,021	550,622	146,778	33,423	226,155	5,220,994
Net change in unrealized appreciation (depreciation) of investments	6,312	1,286,431	346,443	40,164	864,977	(3,432,059)
Realized and unrealized gains (losses) on investments – net	18,333	1,837,053	493,221	73,587	1,091,132	1,788,935
Net increase (decrease) in net assets resulting from operations	$22,739	2,110,313	583,361	90,317	1,264,820	1,808,449

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year or Period ended December 31, 2021

	Segregated Sub-Accounts*
	Delaware Ivy VIP Securian RE Sec Cl II	Delaware Ivy VIP Small Cap Growth Cl II	Delaware Ivy VIP Smid Cap Core Cl II	Delaware Ivy VIP Value Cl II	Fidelity VIP Bond Index IC (a)	Fidelity VIP Equity- Income IC
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$5,676	18,499	—	21,910	1,441	115,809
Unit value credit (note 3)	967	3,101	2,928	1,774	16	2,030
Investment income (loss) – net	6,643	21,600	2,928	23,684	1,457	117,839
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	9,543	226,408	—	—	—	662,416
Realized gains (losses) on sales of investments
Proceeds from sales	124,662	308,596	632,068	271,554	1,359	583,803
Cost of investments sold	(117,896)	(282,340)	(450,661)	(208,184)	(1,352)	(431,882)
Realized gains (losses) on sales of investments	6,766	26,256	181,407	63,370	7	151,921
Net realized gains (losses) on investments	16,309	252,664	181,407	63,370	7	814,337
Net change in unrealized appreciation (depreciation) of investments	207,205	(186,822)	123,274	221,090	(2,782)	274,786
Realized and unrealized gains (losses) on investments – net	223,514	65,842	304,681	284,460	(2,775)	1,089,123
Net increase (decrease) in net assets resulting from operations	$230,157	87,442	307,609	308,144	(1,318)	1,206,962

*See note 1 for the full name of each segregated sub-account.
(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year or Period ended December 31, 2021

	Segregated Sub-Accounts*
	Fidelity VIP Mid Cap IC	Franklin Small Cap Val VIP Cl 1	Invesco Opphmr VI Intl Growth Sr I	Invesco VI American Value Sr I	Invesco VI Comstock Sr I	Invesco VI MS Sm Cap Sr I
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$51,007	152,669	—	5,341	18,843	2,504
Unit value credit (note 3)	2,656	6,979	392	597	489	417
Investment income (loss) – net	53,663	159,648	392	5,938	19,332	2,921
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	1,417,476	340,495	81,778	—	—	42,113
Realized gains (losses) on sales of investments
Proceeds from sales	834,734	1,379,389	642,243	86,382	87,823	36,465
Cost of investments sold	(628,854)	(1,443,051)	(563,942)	(77,930)	(61,023)	(22,763)
Realized gains (losses) on sales of investments	205,880	(63,662)	78,301	8,452	26,800	13,702
Net realized gains (losses) on investments	1,623,356	276,833	160,079	8,452	26,800	55,815
Net change in unrealized appreciation (depreciation) of investments	(67,471)	2,372,510	(105,232)	274,510	212,199	26,573
Realized and unrealized gains (losses) on investments – net	1,555,885	2,649,343	54,847	282,962	238,999	82,388
Net increase (decrease) in net assets resulting from operations	$1,609,548	2,808,991	55,239	288,900	258,331	85,309

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year or Period ended December 31, 2021

	Segregated Sub-Accounts*
	Janus Henderson Balanced IS	Janus Henderson Flexible Bond IS	Janus Henderson Forty IS	Janus Henderson Mid Cap Val IS	Janus Henderson Overseas IS	Janus Henderson Research IS
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$18,420	4,498	—	2,697	44,098	3,857
Unit value credit (note 3)	—	—	—	—	—	—
Investment income (loss) – net	18,420	4,498	—	2,697	44,098	3,857
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	13,436	4,369	129,536	—	—	193,735
Realized gains (losses) on sales of investments
Proceeds from sales	126,087	16,499	47,158	29,692	309,974	206,795
Cost of investments sold	(105,344)	(16,279)	(31,889)	(26,218)	(289,021)	(135,556)
Realized gains (losses) on sales of investments	20,743	220	15,269	3,474	20,953	71,239
Net realized gains (losses) on investments	34,179	4,589	144,805	3,474	20,953	264,974
Net change in unrealized appreciation (depreciation) of investments	249,373	(9,718)	81,865	63,995	391,815	443,524
Realized and unrealized gains (losses) on investments – net	283,552	(5,129)	226,670	67,469	412,768	708,498
Net increase (decrease) in net assets resulting from operations	$301,972	(631)	226,670	70,166	456,866	712,355

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year or Period ended December 31, 2021

	Segregated Sub-Accounts*
	MFS VIT - Mid Cap Growth Ser IC	MFS VIT II - Intl Intrinsic Val IC	MorgStanley VIF Emg Mk Eq Cl 2	Morningstar Aggr Growth ETF Cl I	Morningstar Balanced ETF Cl I	Morningstar Conservative ETF Cl I
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$—	26,304	45,459	943,858	310,756	43,339
Unit value credit (note 3)	499	4,886	9,752	43,931	11,604	1,541
Investment income (loss) – net	499	31,190	55,211	987,789	322,360	44,880
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	173,433	206,112	—	1,562,657	766,692	70,198
Realized gains (losses) on sales of investments
Proceeds from sales	107,982	835,923	468,087	3,173,507	779,619	221,281
Cost of investments sold	(75,851)	(538,820)	(369,729)	(2,493,910)	(730,177)	(203,894)
Realized gains (losses) on sales of investments	32,131	297,103	98,358	679,597	49,442	17,387
Net realized gains (losses) on investments	205,564	503,215	98,358	2,242,254	816,134	87,585
Net change in unrealized appreciation (depreciation) of investments	(91,976)	248,635	8,137	8,223,886	741,482	(70,959)
Realized and unrealized gains (losses) on investments – net	113,588	751,850	106,495	10,466,140	1,557,616	16,626
Net increase (decrease) in net assets resulting from operations	$114,087	783,040	161,706	11,453,929	1,879,976	61,506

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year or Period ended December 31, 2021

	Segregated Sub-Accounts*
	Morningstar Growth ETF Cl I	Morningstar Inc & Gro Asset All Cl I	Neuberger Berman Sustain Eq Cl I	PIMCO VIT Global Div Alloc Adv Cl	PIMCO VIT Low Duration IS	PIMCO VIT Total Return IS
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$1,215,184	66,787	1,821	954,816	1,008	19,374
Unit value credit (note 3)	52,397	2,128	—	8,484	—	—
Investment income (loss) – net	1,267,581	68,915	1,821	963,300	1,008	19,374
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	2,956,788	123,150	9,313	—	—	41,433
Realized gains (losses) on sales of investments
Proceeds from sales	4,152,914	630,751	15,862	592,961	18,848	49,621
Cost of investments sold	(3,383,514)	(633,779)	(12,070)	(495,874)	(18,797)	(50,999)
Realized gains (losses) on sales of investments	769,400	(3,028)	3,792	97,087	51	(1,378)
Net realized gains (losses) on investments	3,726,188	120,122	13,105	97,087	51	40,055
Net change in unrealized appreciation (depreciation) of investments	6,413,128	28,282	80,891	(293,901)	(2,687)	(61,536)
Realized and unrealized gains (losses) on investments – net	10,139,316	148,404	93,996	(196,814)	(2,636)	(21,481)
Net increase (decrease) in net assets resulting from operations	$11,406,897	217,319	95,817	766,486	(1,628)	(2,107)

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year or Period ended December 31, 2021

	Segregated Sub-Accounts*
	Putnam VT Growth Opp Cl IA	Putnam VT Intl Eq Cl IA	Putnam VT Intl Val Cl IA (a)	Putnam VT Lg Cap Val Cl IA	SFT Bal Stabilization	SFT Core Bond Cl 1
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$—	1,098	—	3,476	—	—
Unit value credit (note 3)	—	—	—	—	24,129	1,420
Investment income (loss) – net	—	1,098	—	3,476	24,129	1,420
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	68,489	2,851	—	9,318	—	—
Realized gains (losses) on sales of investments
Proceeds from sales	590,977	6,931	118	34,699	1,412,793	403,617
Cost of investments sold	(451,604)	(5,517)	(116)	(28,568)	(1,051,736)	(323,743)
Realized gains (losses) on sales of investments	139,373	1,414	2	6,131	361,057	79,874
Net realized gains (losses) on investments	207,862	4,265	2	15,449	361,057	79,874
Net change in unrealized appreciation (depreciation) of investments	(8,729)	973	2,790	46,888	3,045,285	(94,642)
Realized and unrealized gains (losses) on investments – net	199,133	5,238	2,792	62,337	3,406,342	(14,768)
Net increase (decrease) in net assets resulting from operations	$199,133	6,336	2,792	65,813	3,430,471	(13,348)

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year or Period ended December 31, 2021

	Segregated Sub-Accounts*
	SFT Delaware Ivy Growth	SFT Delaware Ivy Small Cap Growth	SFT Eq Stabilization	SFT Govt Money Market	SFT Index 400 MC Cl 1	SFT Index 500 Cl 1
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$—	—	—	—	—	—
Unit value credit (note 3)	7,400	6,289	12,393	347	4,671	21,792
Investment income (loss) – net	7,400	6,289	12,393	347	4,671	21,792
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	—	—	—	—	—	—
Realized gains (losses) on sales of investments
Proceeds from sales	320,415	351,308	1,085,842	18,625	906,659	15,646,157
Cost of investments sold	(154,427)	(182,760)	(975,770)	(18,625)	(489,225)	(7,714,998)
Realized gains (losses) on sales of investments	165,988	168,548	110,072	—	417,434	7,931,159
Net realized gains (losses) on investments	165,988	168,548	110,072	—	417,434	7,931,159
Net change in unrealized appreciation (depreciation) of investments	1,152,212	(39,728)	1,474,601	—	3,685,116	7,102,048
Realized and unrealized gains (losses) on investments – net	1,318,200	128,820	1,584,673	—	4,102,550	15,033,207
Net increase (decrease) in net assets resulting from operations	$1,325,600	135,109	1,597,066	347	4,107,221	15,054,999

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year or Period ended December 31, 2021

	Segregated Sub-Accounts*
	SFT Intl Bond Cl 1	SFT Real Estate Cl 1	SFT T. Rowe Price Value	SFT Wellington Core Equity Cl 1	TOPS Mgd Risk Flex ETF	Vanguard VIF Balanced
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$—	—	—	—	93,981	293,148
Unit value credit (note 3)	—	3,047	7,050	1,087	9,762	—
Investment income (loss) – net	—	3,047	7,050	1,087	103,743	293,148
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	—	—	—	—	—	813,520
Realized gains (losses) on sales of investments
Proceeds from sales	397,058	591,904	323,655	211,828	362,552	703,008
Cost of investments sold	(401,793)	(346,509)	(206,183)	(140,675)	(287,018)	(583,864)
Realized gains (losses) on sales of investments	(4,735)	245,395	117,472	71,153	75,534	119,144
Net realized gains (losses) on investments	(4,735)	245,395	117,472	71,153	75,534	932,664
Net change in unrealized appreciation (depreciation) of investments	(56,786)	2,961,499	1,015,917	237,552	735,495	1,788,864
Realized and unrealized gains (losses) on investments – net	(61,521)	3,206,894	1,133,389	308,705	811,029	2,721,528
Net increase (decrease) in net assets resulting from operations	$(61,521)	3,209,941	1,140,439	309,792	914,772	3,014,676

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year or Period ended December 31, 2021

	Segregated Sub-Accounts*
	Vanguard VIF Capital Growth	Vanguard VIF Diversified Value	Vanguard VIF Equity Income	Vanguard VIF High Yield Bond	Vanguard VIF International	Vanguard VIF Money Market
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$157,689	67,810	236,506	125,708	61,096	16
Unit value credit (note 3)	—	—	—	—	—	—
Investment income (loss) – net	157,689	67,810	236,506	125,708	61,096	16
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	1,102,019	93,254	218,385	—	1,536,223	11
Realized gains (losses) on sales of investments
Proceeds from sales	853,450	293,010	760,708	97,237	1,941,003	9,262
Cost of investments sold	(502,109)	(269,330)	(612,829)	(96,388)	(870,827)	(9,262)
Realized gains (losses) on sales of investments	351,341	23,680	147,879	849	1,070,176	—
Net realized gains (losses) on investments	1,453,360	116,934	366,264	849	2,606,399	11
Net change in unrealized appreciation (depreciation) of investments	1,675,602	1,590,219	2,219,665	(2,155)	(3,249,773)	—
Realized and unrealized gains (losses) on investments – net	3,128,962	1,707,153	2,585,929	(1,306)	(643,374)	11
Net increase (decrease) in net assets resulting from operations	$3,286,651	1,774,963	2,822,435	124,402	(582,278)	27

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year or Period ended December 31, 2021

	Segregated Sub-Accounts*
	Vanguard VIF Short-Term Inv-Gr	Vanguard VIF Small Co Growth	Vanguard VIF Total Bond Market	Vanguard VIF Total Stock Market
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$29,418	72,067	107,639	169,136
Unit value credit (note 3)	—	—	—	—
Investment income (loss) – net	29,418	72,067	107,639	169,136
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	7,225	921,987	43,164	725,784
Realized gains (losses) on sales of investments
Proceeds from sales	1,862,827	1,362,448	702,535	1,089,950
Cost of investments sold	(1,857,521)	(1,133,378)	(692,376)	(696,738)
Realized gains (losses) on sales of investments	5,306	229,070	10,159	393,212
Net realized gains (losses) on investments	12,531	1,151,057	53,323	1,118,996
Net change in unrealized appreciation (depreciation) of investments	(48,976)	1,248,166	(257,253)	2,326,360
Realized and unrealized gains (losses) on investments – net	(36,445)	2,399,223	(203,930)	3,445,356
Net increase (decrease) in net assets resulting from operations	$(7,027)	2,471,290	(96,291)	3,614,492

*See note 1 for the full name of each segregated sub-account.

(a) For the period from May 1, 2021 through December 31, 2021.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years or Periods ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	AB VPS Dyn Asset Alloc Cl B	AB VPS Intl Value Cl A	Amer Century II VP Infl Pro Cl I	Amer Century VP Dscplnd Core Val Cl I	Amer Funds IS Capital World Bond Cl 1	Amer Funds IS Global Small Cap Cl 1
Year ended December 31, 2020
Operations
Investment income (loss) – net	$149,796	15,476	707	934	1,995	354
Net realized gains (losses) on investments	52,796	(13,814)	509	925	1,878	12,836
Net change in unrealized appreciation (depreciation) of investments	298,869	112,986	2,367	8,127	7,624	72,298
Net increase (decrease) in net assets resulting from operations	501,461	114,648	3,583	9,986	11,497	85,488
Policy transactions (notes 3 and 6)
Policy purchase payments	1,019,982	666,325	48,054	53,672	147,144	245,334
Policy terminations, withdrawal payments and charges	(362,400)	(59,869)	(13,027)	(11,446)	(24,439)	(43,994)
Increase (decrease) in net assets from policy transactions	657,582	606,456	35,027	42,226	122,705	201,340
Increase (decrease) in net assets	1,159,043	721,104	38,610	52,212	134,202	286,828
Net assets at the beginning of year	8,480,606	615,654	14,111	19,320	27,521	59,833
Net assets at the end of year	$9,639,649	1,336,758	52,721	71,532	161,723	346,661
Year or period ended December 31, 2021
Operations
Investment income (loss) – net	$178,796	32,468	10,379	3,914	9,527	—
Net realized gains (losses) on investments	244,685	11,151	2,276	27,034	8,935	78,750
Net change in unrealized appreciation (depreciation) of investments	523,547	108,360	5,088	14,886	(32,179)	(91,998)
Net increase (decrease) in net assets resulting from operations	947,028	151,979	17,743	45,834	(13,717)	(13,248)
Policy transactions (notes 3 and 6)
Policy purchase payments	2,289,627	239,107	422,497	626,992	469,576	1,689,204
Policy terminations, withdrawal payments and charges	(1,186,023)	(99,960)	(30,041)	(25,020)	(24,128)	(190,508)
Increase (decrease) in net assets from policy transactions	1,103,604	139,147	392,456	601,972	445,448	1,498,696
Increase (decrease) in net assets	2,050,632	291,126	410,199	647,806	431,731	1,485,448
Net assets at the beginning of year or period	9,639,649	1,336,758	52,721	71,532	161,723	346,661
Net assets at the end of year or period	$11,690,281	1,627,884	462,920	719,338	593,454	1,832,109

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years or Periods ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	Amer Funds IS Growth Cl 1	Amer Funds IS Growth-Inc Cl 1	Amer Funds IS Intl Cl 1	Amer Funds IS New World Cl 1	Amer Funds IS US Govt Sec Cl 1	BlackRock Intl Index VI Cl I (a)
Year ended December 31, 2020
Operations
Investment income (loss) – net	$4,308	6,887	11,315	1,261	3,981	—
Net realized gains (losses) on investments	38,261	8,559	(6,759)	6,432	2,551	—
Net change in unrealized appreciation (depreciation) of investments	302,320	77,966	226,489	134,051	(2,399)	—
Net increase (decrease) in net assets resulting from operations	344,889	93,412	231,045	141,744	4,133	—
Policy transactions (notes 3 and 6)
Policy purchase payments	1,100,746	443,179	412,053	278,433	349,385	—
Policy terminations, withdrawal payments and charges	(129,758)	(25,968)	(54,849)	(39,594)	(127,650)	—
Increase (decrease) in net assets from policy transactions	970,988	417,211	357,204	238,839	221,735	—
Increase (decrease) in net assets	1,315,877	510,623	588,249	380,583	225,868	—
Net assets at the beginning of year	212,601	78,599	1,000,915	356,729	12,400	—
Net assets at the end of year	$1,528,478	589,222	1,589,164	737,312	238,268	—
Year or period ended December 31, 2021
Operations
Investment income (loss) – net	$31,582	43,445	112,362	37,955	7,213	69,395
Net realized gains (losses) on investments	774,347	61,770	5,827	90,876	25,663	125
Net change in unrealized appreciation (depreciation) of investments	180,744	377,485	(136,466)	(114,264)	(30,110)	(17,547)
Net increase (decrease) in net assets resulting from operations	986,673	482,700	(18,277)	14,567	2,766	51,973
Policy transactions (notes 3 and 6)
Policy purchase payments	7,998,864	3,294,209	6,340,702	3,520,489	415,389	2,311,564
Policy terminations, withdrawal payments and charges	(418,505)	(141,305)	(60,162)	(55,175)	(140,713)	(3,777)
Increase (decrease) in net assets from policy transactions	7,580,359	3,152,904	6,280,540	3,465,314	274,676	2,307,787
Increase (decrease) in net assets	8,567,032	3,635,604	6,262,263	3,479,881	277,442	2,359,760
Net assets at the beginning of year or period	1,528,478	589,222	1,589,164	737,312	238,268	—
Net assets at the end of year or period	$10,095,510	4,224,826	7,851,427	4,217,193	515,710	2,359,760

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years or Periods ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	BlackRock Small Cap Index VI Cl I (a)	ClearBridge Sm Cap Growth Cl I	Delaware Ivy VIP Asset Strategy Cl II	Delaware Ivy VIP Balanced Cl II	Delaware Ivy VIP Core Equity Cl II	Delaware Ivy VIP Corporate Bond Cl II
Year ended December 31, 2020
Operations
Investment income (loss) – net	$—	187	210,971	7,875	26,086	19,520
Net realized gains (losses) on investments	—	17,124	158,984	138	201,591	1,901
Net change in unrealized appreciation (depreciation) of investments	—	57,792	883,829	52,552	446,059	50,082
Net increase (decrease) in net assets resulting from operations	—	75,103	1,253,784	60,565	673,736	71,503
Policy transactions (notes 3 and 6)
Policy purchase payments	—	312,880	591,206	44,231	305,795	66,298
Policy terminations, withdrawal payments and charges	—	(33,090)	(696,433)	(54,229)	(407,548)	(77,530)
Increase (decrease) in net assets from policy transactions	—	279,790	(105,227)	(9,998)	(101,753)	(11,232)
Increase (decrease) in net assets	—	354,893	1,148,557	50,567	571,983	60,271
Net assets at the beginning of year	—	38,553	8,930,009	506,278	3,134,015	660,161
Net assets at the end of year	$—	393,446	10,078,566	556,845	3,705,998	720,432
Year or period ended December 31, 2021
Operations
Investment income (loss) – net	$16,997	582	192,522	6,973	30,358	15,942
Net realized gains (losses) on investments	165,312	140,243	1,274,101	38,188	362,244	35,287
Net change in unrealized appreciation (depreciation) of investments	(176,736)	(80,336)	(392,735)	45,725	725,038	(55,030)
Net increase (decrease) in net assets resulting from operations	5,573	60,489	1,073,888	90,886	1,117,640	(3,801)
Policy transactions (notes 3 and 6)
Policy purchase payments	1,981,773	932,132	1,079,352	36,891	617,226	107,231
Policy terminations, withdrawal payments and charges	(24,795)	(44,693)	(909,950)	(48,833)	(638,002)	(122,746)
Increase (decrease) in net assets from policy transactions	1,956,978	887,439	169,402	(11,942)	(20,776)	(15,515)
Increase (decrease) in net assets	1,962,551	947,928	1,243,290	78,944	1,096,864	(19,316)
Net assets at the beginning of year or period	—	393,446	10,078,566	556,845	3,705,998	720,432
Net assets at the end of year or period	$1,962,551	1,341,374	11,321,856	635,789	4,802,862	701,116

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years or Periods ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	Delaware Ivy VIP Energy Cl II	Delaware Ivy VIP Global Bond Cl II	Delaware Ivy VIP Global Eq Inc Cl II	Delaware Ivy VIP Global Growth Cl II	Delaware Ivy VIP Govt Money Market Cl II	Delaware Ivy VIP Growth Cl II
Year ended December 31, 2020
Operations
Investment income (loss) – net	$5,303	6,888	18,001	9,212	177	14,073
Net realized gains (losses) on investments	(71,213)	(178)	(59,997)	(247,520)	—	610,100
Net change in unrealized appreciation (depreciation) of investments	(22,625)	6,983	59,359	518,115	—	738,374
Net increase (decrease) in net assets resulting from operations	(88,535)	13,693	17,363	279,807	177	1,362,547
Policy transactions (notes 3 and 6)
Policy purchase payments	111,824	39,290	55,848	672,817	61,975	992,461
Policy terminations, withdrawal payments and charges	(46,419)	(7,918)	(87,137)	(200,005)	(39,848)	(393,840)
Increase (decrease) in net assets from policy transactions	65,405	31,372	(31,289)	472,812	22,127	598,621
Increase (decrease) in net assets	(23,130)	45,065	(13,926)	752,619	22,304	1,961,168
Net assets at the beginning of year	298,903	150,049	716,961	1,261,517	44,517	4,101,771
Net assets at the end of year	$275,773	195,114	703,035	2,014,136	66,821	6,062,939
Year or period ended December 31, 2021
Operations
Investment income (loss) – net	$5,648	7,824	18,898	4,859	2	10,606
Net realized gains (losses) on investments	(54,878)	1,930	(16,855)	(81,699)	—	781,264
Net change in unrealized appreciation (depreciation) of investments	168,251	(11,087)	120,823	463,445	—	1,061,693
Net increase (decrease) in net assets resulting from operations	119,021	(1,333)	122,866	386,605	2	1,853,563
Policy transactions (notes 3 and 6)
Policy purchase payments	44,674	46,549	68,203	470,003	9,766	560,917
Policy terminations, withdrawal payments and charges	(76,678)	(64,059)	(53,935)	(306,052)	(15,059)	(555,204)
Increase (decrease) in net assets from policy transactions	(32,004)	(17,510)	14,268	163,951	(5,293)	5,713
Increase (decrease) in net assets	87,017	(18,843)	137,134	550,556	(5,291)	1,859,276
Net assets at the beginning of year or period	275,773	195,114	703,035	2,014,136	66,821	6,062,939
Net assets at the end of year or period	$362,790	176,271	840,169	2,564,692	61,530	7,922,215

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years or Periods ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	Delaware Ivy VIP High Income Cl II	Delaware Ivy VIP Intl Core Equity Cl II	Delaware Ivy VIP Limited- Term Bond Cl II	Delaware Ivy VIP Mid Cap Growth Cl II	Delaware Ivy VIP Natural Res Cl II	Delaware Ivy VIP Path Aggressive Cl II
Year ended December 31, 2020
Operations
Investment income (loss) – net	$85,810	94,443	4,998	4,197	52,294	111,358
Net realized gains (losses) on investments	(37,034)	(82,819)	259	142,933	(79,368)	770,501
Net change in unrealized appreciation (depreciation) of investments	15,820	298,836	1,882	480,795	(193,480)	183,289
Net increase (decrease) in net assets resulting from operations	64,596	310,460	7,139	627,925	(220,554)	1,065,148
Policy transactions (notes 3 and 6)
Policy purchase payments	93,750	677,877	31,022	507,172	530,016	353,309
Policy terminations, withdrawal payments and charges	(105,476)	(484,037)	(19,718)	(291,791)	(173,871)	(247,965)
Increase (decrease) in net assets from policy transactions	(11,726)	193,840	11,304	215,381	356,145	105,344
Increase (decrease) in net assets	52,870	504,300	18,443	843,306	135,591	1,170,492
Net assets at the beginning of year	1,207,123	3,822,982	161,161	1,221,405	2,219,789	6,344,891
Net assets at the end of year	$1,259,993	4,327,282	179,604	2,064,711	2,355,380	7,515,383
Year or period ended December 31, 2021
Operations
Investment income (loss) – net	$81,071	57,058	3,193	3,978	46,837	147,135
Net realized gains (losses) on investments	(27,930)	91,980	665	502,789	(67,016)	340,820
Net change in unrealized appreciation (depreciation) of investments	27,074	463,598	(4,583)	(66,984)	651,886	930,526
Net increase (decrease) in net assets resulting from operations	80,215	612,636	(725)	439,783	631,707	1,418,481
Policy transactions (notes 3 and 6)
Policy purchase payments	154,941	1,249,639	64,121	2,329,655	438,459	341,967
Policy terminations, withdrawal payments and charges	(293,696)	(1,136,766)	(70,550)	(558,672)	(310,973)	(505,747)
Increase (decrease) in net assets from policy transactions	(138,755)	112,873	(6,429)	1,770,983	127,486	(163,780)
Increase (decrease) in net assets	(58,540)	725,509	(7,154)	2,210,766	759,193	1,254,701
Net assets at the beginning of year or period	1,259,993	4,327,282	179,604	2,064,711	2,355,380	7,515,383
Net assets at the end of year or period	$1,201,453	5,052,791	172,450	4,275,477	3,114,573	8,770,084

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years or Periods ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	Delaware Ivy VIP Path Conserv Cl II	Delaware Ivy VIP Path Mod Aggr Cl II	Delaware Ivy VIP Path Mod Cl II	Delaware Ivy VIP Path Mod Cons Cl II	Delaware Ivy VIP Path Mod MV Cl II	Delaware Ivy VIP Science & Tech Cl II
Year ended December 31, 2020
Operations
Investment income (loss) – net	$3,924	230,153	76,411	13,332	125,254	22,072
Net realized gains (losses) on investments	13,315	1,310,010	322,566	38,514	621,588	1,174,292
Net change in unrealized appreciation (depreciation) of investments	8,419	153,695	101,076	32,994	67,614	1,510,069
Net increase (decrease) in net assets resulting from operations	25,658	1,693,858	500,053	84,840	814,456	2,706,433
Policy transactions (notes 3 and 6)
Policy purchase payments	14,895	352,076	87,830	45,053	897,919	2,323,111
Policy terminations, withdrawal payments and charges	(24,192)	(891,311)	(381,632)	(106,231)	(261,296)	(852,593)
Increase (decrease) in net assets from policy transactions	(9,297)	(539,235)	(293,802)	(61,178)	636,623	1,470,518
Increase (decrease) in net assets	16,361	1,154,623	206,251	23,662	1,451,079	4,176,951
Net assets at the beginning of year	204,701	11,407,661	3,839,360	695,622	7,960,125	6,348,734
Net assets at the end of year	$221,062	12,562,284	4,045,611	719,284	9,411,204	10,525,685
Year or period ended December 31, 2021
Operations
Investment income (loss) – net	$4,406	273,260	90,140	16,730	173,688	19,514
Net realized gains (losses) on investments	12,021	550,622	146,778	33,423	226,155	5,220,994
Net change in unrealized appreciation (depreciation) of investments	6,312	1,286,431	346,443	40,164	864,977	(3,432,059)
Net increase (decrease) in net assets resulting from operations	22,739	2,110,313	583,361	90,317	1,264,820	1,808,449
Policy transactions (notes 3 and 6)
Policy purchase payments	18,743	452,122	92,379	38,672	1,372,280	5,870,302
Policy terminations, withdrawal payments and charges	(24,850)	(939,601)	(362,271)	(28,057)	(713,997)	(1,515,971)
Increase (decrease) in net assets from policy transactions	(6,107)	(487,479)	(269,892)	10,615	658,283	4,354,331
Increase (decrease) in net assets	16,632	1,622,834	313,469	100,932	1,923,103	6,162,780
Net assets at the beginning of year or period	221,062	12,562,284	4,045,611	719,284	9,411,204	10,525,685
Net assets at the end of year or period	$237,694	14,185,118	4,359,080	820,216	11,334,307	16,688,465

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years or Periods ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	Delaware Ivy VIP Securian RE Sec Cl II	Delaware Ivy VIP Small Cap Growth Cl II	Delaware Ivy VIP Smid Cap Core Cl II	Delaware Ivy VIP Value Cl II	Fidelity VIP Bond Index IC (a)	Fidelity VIP Equity- Income IC
Year ended December 31, 2020
Operations
Investment income (loss) – net	$9,065	4,396	2,521	18,335	—	75,115
Net realized gains (losses) on investments	17,700	(12,384)	(31,533)	18,388	—	129,282
Net change in unrealized appreciation (depreciation) of investments	(43,683)	527,111	169,683	(9,718)	—	85,369
Net increase (decrease) in net assets resulting from operations	(16,918)	519,123	140,671	27,005	—	289,766
Policy transactions (notes 3 and 6)
Policy purchase payments	70,116	90,289	446,856	99,632	—	725,838
Policy terminations, withdrawal payments and charges	(43,337)	(158,776)	(330,681)	(50,125)	—	(559,957)
Increase (decrease) in net assets from policy transactions	26,779	(68,487)	116,175	49,507	—	165,881
Increase (decrease) in net assets	9,861	450,636	256,846	76,512	—	455,647
Net assets at the beginning of year	490,427	1,463,367	884,271	891,432	—	4,072,949
Net assets at the end of year	$500,288	1,914,003	1,141,117	967,944	—	4,528,596
Year or period ended December 31, 2021
Operations
Investment income (loss) – net	$6,643	21,600	2,928	23,684	1,457	117,839
Net realized gains (losses) on investments	16,309	252,664	181,407	63,370	7	814,337
Net change in unrealized appreciation (depreciation) of investments	207,205	(186,822)	123,274	221,090	(2,782)	274,786
Net increase (decrease) in net assets resulting from operations	230,157	87,442	307,609	308,144	(1,318)	1,206,962
Policy transactions (notes 3 and 6)
Policy purchase payments	77,326	121,260	1,201,468	111,350	170,077	1,501,333
Policy terminations, withdrawal payments and charges	(125,011)	(310,035)	(633,453)	(272,464)	(1,364)	(584,641)
Increase (decrease) in net assets from policy transactions	(47,685)	(188,775)	568,015	(161,114)	168,713	916,692
Increase (decrease) in net assets	182,472	(101,333)	875,624	147,030	167,395	2,123,654
Net assets at the beginning of year or period	500,288	1,914,003	1,141,117	967,944	—	4,528,596
Net assets at the end of year or period	$682,760	1,812,670	2,016,741	1,114,974	167,395	6,652,250

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years or Periods ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	Fidelity VIP Mid Cap IC	Franklin Small Cap Val VIP Cl 1	Invesco Opphmr VI Intl Growth Sr I	Invesco VI American Value Sr I	Invesco VI Comstock Sr I	Invesco VI MS Sm Cap Sr I
Year ended December 31, 2020
Operations
Investment income (loss) – net	$33,161	133,701	4,235	2,035	1,192	277
Net realized gains (losses) on investments	(71,879)	128,990	7,542	(4,545)	204	720
Net change in unrealized appreciation (depreciation) of investments	980,937	609,386	76,468	105,887	94,006	11,990
Net increase (decrease) in net assets resulting from operations	942,219	872,077	88,245	103,377	95,402	12,987
Policy transactions (notes 3 and 6)
Policy purchase payments	811,245	2,289,963	98,425	655,237	571,755	55,813
Policy terminations, withdrawal payments and charges	(444,501)	(494,215)	(45,391)	(47,748)	(17,912)	(8,259)
Increase (decrease) in net assets from policy transactions	366,744	1,795,748	53,034	607,489	553,843	47,554
Increase (decrease) in net assets	1,308,963	2,667,825	141,279	710,866	649,245	60,541
Net assets at the beginning of year	4,580,628	8,004,408	364,863	153,642	11,473	5,803
Net assets at the end of year	$5,889,591	10,672,233	506,142	864,508	660,718	66,344
Year or period ended December 31, 2021
Operations
Investment income (loss) – net	$53,663	159,648	392	5,938	19,332	2,921
Net realized gains (losses) on investments	1,623,356	276,833	160,079	8,452	26,800	55,815
Net change in unrealized appreciation (depreciation) of investments	(67,471)	2,372,510	(105,232)	274,510	212,199	26,573
Net increase (decrease) in net assets resulting from operations	1,609,548	2,808,991	55,239	288,900	258,331	85,309
Policy transactions (notes 3 and 6)
Policy purchase payments	3,014,295	2,558,185	1,059,074	1,019,687	703,983	1,582,349
Policy terminations, withdrawal payments and charges	(835,866)	(1,381,742)	(642,393)	(86,679)	(88,063)	(36,649)
Increase (decrease) in net assets from policy transactions	2,178,429	1,176,443	416,681	933,008	615,920	1,545,700
Increase (decrease) in net assets	3,787,977	3,985,434	471,920	1,221,908	874,251	1,631,009
Net assets at the beginning of year or period	5,889,591	10,672,233	506,142	864,508	660,718	66,344
Net assets at the end of year or period	$9,677,568	14,657,667	978,062	2,086,416	1,534,969	1,697,353

*See note 1 for the full name of each segregated sub-account.
(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years or Periods ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	Janus Henderson Balanced IS	Janus Henderson Flexible Bond IS	Janus Henderson Forty IS	Janus Henderson Mid Cap Val IS	Janus Henderson Overseas IS	Janus Henderson Research IS
Year ended December 31, 2020
Operations
Investment income (loss) – net	$7,617	1,363	1,043	1,783	38,010	11,223
Net realized gains (losses) on investments	9,554	585	31,528	825	(93,682)	261,497
Net change in unrealized appreciation (depreciation) of investments	65,636	1,625	123,226	14,785	528,106	521,686
Net increase (decrease) in net assets resulting from operations	82,807	3,573	155,797	17,393	472,434	794,406
Policy transactions (notes 3 and 6)
Policy purchase payments	915,721	111,876	406,391	146,229	263,769	248,940
Policy terminations, withdrawal payments and charges	(79,011)	(25,684)	(32,883)	(10,906)	(276,157)	(262,457)
Increase (decrease) in net assets from policy transactions	836,710	86,192	373,508	135,323	(12,388)	(13,517)
Increase (decrease) in net assets	919,517	89,765	529,305	152,716	460,046	780,889
Net assets at the beginning of year	107,739	14,752	172,227	55,270	2,925,939	2,504,760
Net assets at the end of year	$1,027,256	104,517	701,532	207,986	3,385,985	3,285,649
Year or period ended December 31, 2021
Operations
Investment income (loss) – net	$18,420	4,498	—	2,697	44,098	3,857
Net realized gains (losses) on investments	34,179	4,589	144,805	3,474	20,953	264,974
Net change in unrealized appreciation (depreciation) of investments	249,373	(9,718)	81,865	63,995	391,815	443,524
Net increase (decrease) in net assets resulting from operations	301,972	(631)	226,670	70,166	456,866	712,355
Policy transactions (notes 3 and 6)
Policy purchase payments	2,038,029	212,262	795,404	508,590	541,957	505,281
Policy terminations, withdrawal payments and charges	(126,087)	(16,499)	(47,158)	(29,692)	(309,974)	(206,795)
Increase (decrease) in net assets from policy transactions	1,911,942	195,763	748,246	478,898	231,983	298,486
Increase (decrease) in net assets	2,213,914	195,132	974,916	549,064	688,849	1,010,841
Net assets at the beginning of year or period	1,027,256	104,517	701,532	207,986	3,385,985	3,285,649
Net assets at the end of year or period	$3,241,170	299,649	1,676,448	757,050	4,074,834	4,296,490

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years or Periods ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	MFS VIT - Mid Cap Growth Ser IC	MFS VIT II - Intl Intrinsic Val IC	MorgStanley VIF Emg Mk Eq Cl 2	Morningstar Aggr Growth ETF Cl I	Morningstar Balanced ETF Cl I	Morningstar Conservative ETF Cl I
Year ended December 31, 2020
Operations
Investment income (loss) – net	$216	62,259	67,094	1,133,662	348,588	42,536
Net realized gains (losses) on investments	21,883	207,123	72,324	1,251,144	105,038	28,903
Net change in unrealized appreciation (depreciation) of investments	68,743	852,127	567,046	3,561,385	931,341	77,640
Net increase (decrease) in net assets resulting from operations	90,842	1,121,509	706,464	5,946,191	1,384,967	149,079
Policy transactions (notes 3 and 6)
Policy purchase payments	256,172	1,201,057	892,793	5,782,773	1,641,409	404,347
Policy terminations, withdrawal payments and charges	(50,663)	(653,812)	(403,463)	(3,410,313)	(1,146,845)	(770,650)
Increase (decrease) in net assets from policy transactions	205,509	547,245	489,330	2,372,460	494,564	(366,303)
Increase (decrease) in net assets	296,351	1,668,754	1,195,794	8,318,651	1,879,531	(217,224)
Net assets at the beginning of year	39,570	5,030,573	4,163,618	51,854,932	14,390,997	2,390,239
Net assets at the end of year	$335,921	6,699,327	5,359,412	60,173,583	16,270,528	2,173,015
Year or period ended December 31, 2021
Operations
Investment income (loss) – net	$499	31,190	55,211	987,789	322,360	44,880
Net realized gains (losses) on investments	205,564	503,215	98,358	2,242,254	816,134	87,585
Net change in unrealized appreciation (depreciation) of investments	(91,976)	248,635	8,137	8,223,886	741,482	(70,959)
Net increase (decrease) in net assets resulting from operations	114,087	783,040	161,706	11,453,929	1,879,976	61,506
Policy transactions (notes 3 and 6)
Policy purchase payments	1,040,199	1,959,296	1,016,473	7,748,775	4,838,006	679,337
Policy terminations, withdrawal payments and charges	(108,135)	(836,901)	(471,181)	(3,183,074)	(784,932)	(222,056)
Increase (decrease) in net assets from policy transactions	932,064	1,122,395	545,292	4,565,701	4,053,074	457,281
Increase (decrease) in net assets	1,046,151	1,905,435	706,998	16,019,630	5,933,050	518,787
Net assets at the beginning of year or period	335,921	6,699,327	5,359,412	60,173,583	16,270,528	2,173,015
Net assets at the end of year or period	$1,382,072	8,604,762	6,066,410	76,193,213	22,203,578	2,691,802

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years or Periods ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	Morningstar Growth ETF Cl I	Morningstar Inc & Gro Asset All Cl I	Neuberger Berman Sustain Eq Cl I	PIMCO VIT Global Div Alloc Adv Cl	PIMCO VIT Low Duration IS	PIMCO VIT Total Return IS
Year ended December 31, 2020
Operations
Investment income (loss) – net	$1,588,947	70,094	1,570	254,648	339	6,578
Net realized gains (losses) on investments	2,223,919	17,857	10,936	574,305	293	4,342
Net change in unrealized appreciation (depreciation) of investments	3,242,172	146,396	38,662	(449,731)	180	6,341
Net increase (decrease) in net assets resulting from operations	7,055,038	234,347	51,168	379,222	812	17,261
Policy transactions (notes 3 and 6)
Policy purchase payments	4,297,658	340,229	237,761	881,757	72,542	636,647
Policy terminations, withdrawal payments and charges	(4,019,078)	(128,711)	(9,143)	(224,022)	(20,946)	(339,638)
Increase (decrease) in net assets from policy transactions	278,580	211,518	228,618	657,735	51,596	297,009
Increase (decrease) in net assets	7,333,618	445,865	279,786	1,036,957	52,408	314,270
Net assets at the beginning of year	67,996,016	2,456,261	24,181	7,544,836	12,470	191,222
Net assets at the end of year	$75,329,634	2,902,126	303,967	8,581,793	64,878	505,492
Year or period ended December 31, 2021
Operations
Investment income (loss) – net	$1,267,581	68,915	1,821	963,300	1,008	19,374
Net realized gains (losses) on investments	3,726,188	120,122	13,105	97,087	51	40,055
Net change in unrealized appreciation (depreciation) of investments	6,413,128	28,282	80,891	(293,901)	(2,687)	(61,536)
Net increase (decrease) in net assets resulting from operations	11,406,897	217,319	95,817	766,486	(1,628)	(2,107)
Policy transactions (notes 3 and 6)
Policy purchase payments	5,801,073	3,124,964	171,366	1,433,104	169,865	1,094,453
Policy terminations, withdrawal payments and charges	(4,173,938)	(631,818)	(15,862)	(595,786)	(18,848)	(49,621)
Increase (decrease) in net assets from policy transactions	1,627,135	2,493,146	155,504	837,318	151,017	1,044,832
Increase (decrease) in net assets	13,034,032	2,710,465	251,321	1,603,804	149,389	1,042,725
Net assets at the beginning of year or period	75,329,634	2,902,126	303,967	8,581,793	64,878	505,492
Net assets at the end of year or period	$88,363,666	5,612,591	555,288	10,185,597	214,267	1,548,217

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years or Periods ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	Putnam VT Growth Opp Cl IA	Putnam VT Intl Eq Cl IA	Putnam VT Intl Val Cl IA (a)	Putnam VT Lg Cap Val Cl IA	SFT Bal Stabilization	SFT Core Bond Cl 1
Year ended December 31, 2020
Operations
Investment income (loss) – net	$959	517	—	1,754	37,953	1,894
Net realized gains (losses) on investments	56,150	(109)	—	2,038	333,781	136,707
Net change in unrealized appreciation (depreciation) of investments	135,768	6,084	—	23,402	2,176,450	209,208
Net increase (decrease) in net assets resulting from operations	192,877	6,492	—	27,194	2,548,184	347,809
Policy transactions (notes 3 and 6)
Policy purchase payments	541,702	40,103	—	156,821	2,141,342	981,494
Policy terminations, withdrawal payments and charges	(237,902)	(13,621)	—	(41,410)	(1,262,899)	(861,095)
Increase (decrease) in net assets from policy transactions	303,800	26,482	—	115,411	878,443	120,399
Increase (decrease) in net assets	496,677	32,974	—	142,605	3,426,627	468,208
Net assets at the beginning of year	257,176	20,259	—	26,147	21,272,697	5,031,827
Net assets at the end of year	$753,853	53,233	—	168,752	24,699,324	5,500,035
Year or period ended December 31, 2021
Operations
Investment income (loss) – net	$—	1,098	—	3,476	24,129	1,420
Net realized gains (losses) on investments	207,862	4,265	2	15,449	361,057	79,874
Net change in unrealized appreciation (depreciation) of investments	(8,729)	973	2,790	46,888	3,045,285	(94,642)
Net increase (decrease) in net assets resulting from operations	199,133	6,336	2,792	65,813	3,430,471	(13,348)
Policy transactions (notes 3 and 6)
Policy purchase payments	1,939,650	99,719	379,486	467,561	2,625,117	2,640,236
Policy terminations, withdrawal payments and charges	(590,977)	(6,931)	(118)	(34,699)	(1,421,662)	(403,983)
Increase (decrease) in net assets from policy transactions	1,348,673	92,788	379,368	432,862	1,203,455	2,236,253
Increase (decrease) in net assets	1,547,806	99,124	382,160	498,675	4,633,926	2,222,905
Net assets at the beginning of year or period	753,853	53,233	—	168,752	24,699,324	5,500,035
Net assets at the end of year or period	$2,301,659	152,357	382,160	667,427	29,333,250	7,722,940

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years or Periods ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	SFT Delaware Ivy Growth	SFT Delaware Ivy Small Cap Growth	SFT Eq Stabilization	SFT Govt Money Market	SFT Index 400 MC Cl 1	SFT Index 500 Cl 1
Year ended December 31, 2020
Operations
Investment income (loss) – net	$8,216	6,220	19,541	102	4,320	24,285
Net realized gains (losses) on investments	82,334	79,142	80,818	—	140,652	803,891
Net change in unrealized appreciation (depreciation) of investments	749,242	783,024	(628,471)	—	1,976,365	6,458,171
Net increase (decrease) in net assets resulting from operations	839,792	868,386	(528,112)	102	2,121,337	7,286,347
Policy transactions (notes 3 and 6)
Policy purchase payments	1,081,600	896,408	2,322,042	30,862	2,145,916	7,850,090
Policy terminations, withdrawal payments and charges	(203,664)	(226,962)	(942,740)	(19,031)	(518,514)	(1,950,645)
Increase (decrease) in net assets from policy transactions	877,936	669,446	1,379,302	11,831	1,627,402	5,899,445
Increase (decrease) in net assets	1,717,728	1,537,832	851,190	11,933	3,748,739	13,185,792
Net assets at the beginning of year	2,153,332	1,686,254	11,287,859	23,715	12,085,390	34,914,000
Net assets at the end of year	$3,871,060	3,224,086	12,139,049	35,648	15,834,129	48,099,792
Year or period ended December 31, 2021
Operations
Investment income (loss) – net	$7,400	6,289	12,393	347	4,671	21,792
Net realized gains (losses) on investments	165,988	168,548	110,072	—	417,434	7,931,159
Net change in unrealized appreciation (depreciation) of investments	1,152,212	(39,728)	1,474,601	—	3,685,116	7,102,048
Net increase (decrease) in net assets resulting from operations	1,325,600	135,109	1,597,066	347	4,107,221	15,054,999
Policy transactions (notes 3 and 6)
Policy purchase payments	951,678	1,928,152	2,602,743	8,551,476	6,289,867	30,225,860
Policy terminations, withdrawal payments and charges	(322,551)	(353,056)	(1,089,529)	(18,720)	(908,145)	(15,651,040)
Increase (decrease) in net assets from policy transactions	629,127	1,575,096	1,513,214	8,532,756	5,381,722	14,574,820
Increase (decrease) in net assets	1,954,727	1,710,205	3,110,280	8,533,103	9,488,943	29,629,819
Net assets at the beginning of year or period	3,871,060	3,224,086	12,139,049	35,648	15,834,129	48,099,792
Net assets at the end of year or period	$5,825,787	4,934,291	15,249,329	8,568,751	25,323,072	77,729,611

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years or Periods ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	SFT Intl Bond Cl 1	SFT Real Estate Cl 1	SFT T. Rowe Price Value	SFT Wellington Core Equity Cl 1	TOPS Mgd Risk Flex ETF	Vanguard VIF Balanced
Year ended December 31, 2020
Operations
Investment income (loss) – net	$—	3,703	7,034	1,157	181,412	274,426
Net realized gains (losses) on investments	2,756	103,619	53,770	41,826	76,623	362,526
Net change in unrealized appreciation (depreciation) of investments	(88,466)	(221,861)	279,409	130,980	268,330	572,431
Net increase (decrease) in net assets resulting from operations	(85,710)	(114,539)	340,213	173,963	526,365	1,209,383
Policy transactions (notes 3 and 6)
Policy purchase payments	328,561	1,052,803	1,052,439	418,656	939,102	2,580,880
Policy terminations, withdrawal payments and charges	(107,011)	(333,212)	(341,007)	(176,354)	(256,975)	(652,763)
Increase (decrease) in net assets from policy transactions	221,550	719,591	711,432	242,302	682,127	1,928,117
Increase (decrease) in net assets	135,840	605,052	1,051,645	416,265	1,208,492	3,137,500
Net assets at the beginning of year	1,395,694	5,827,812	2,266,989	644,194	8,819,279	9,969,212
Net assets at the end of year	$1,531,534	6,432,864	3,318,634	1,060,459	10,027,771	13,106,712
Year or period ended December 31, 2021
Operations
Investment income (loss) – net	$—	3,047	7,050	1,087	103,743	293,148
Net realized gains (losses) on investments	(4,735)	245,395	117,472	71,153	75,534	932,664
Net change in unrealized appreciation (depreciation) of investments	(56,786)	2,961,499	1,015,917	237,552	735,495	1,788,864
Net increase (decrease) in net assets resulting from operations	(61,521)	3,209,941	1,140,439	309,792	914,772	3,014,676
Policy transactions (notes 3 and 6)
Policy purchase payments	705,928	4,112,107	1,939,532	1,127,214	1,140,282	5,397,636
Policy terminations, withdrawal payments and charges	(397,058)	(592,872)	(325,927)	(212,251)	(366,516)	(703,008)
Increase (decrease) in net assets from policy transactions	308,870	3,519,235	1,613,605	914,963	773,766	4,694,628
Increase (decrease) in net assets	247,349	6,729,176	2,754,044	1,224,755	1,688,538	7,709,304
Net assets at the beginning of year or period	1,531,534	6,432,864	3,318,634	1,060,459	10,027,771	13,106,712
Net assets at the end of year or period	$1,778,883	13,162,040	6,072,678	2,285,214	11,716,309	20,816,016

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years or Periods ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	Vanguard VIF Capital Growth	Vanguard VIF Diversified Value	Vanguard VIF Equity Income	Vanguard VIF High Yield Bond	Vanguard VIF International	Vanguard VIF Money Market
Year ended December 31, 2020
Operations
Investment income (loss) – net	$144,049	73,906	219,358	129,350	177,805	1,531
Net realized gains (losses) on investments	706,776	385,998	221,567	(24,427)	900,285	—
Net change in unrealized appreciation (depreciation) of investments	1,174,801	40,718	(14,514)	34,870	6,491,659	—
Net increase (decrease) in net assets resulting from operations	2,025,626	500,622	426,411	139,793	7,569,749	1,531
Policy transactions (notes 3 and 6)
Policy purchase payments	3,133,040	2,002,563	2,506,943	546,008	2,243,762	113,701
Policy terminations, withdrawal payments and charges	(1,288,959)	(445,018)	(1,101,787)	(333,209)	(1,728,961)	(301,346)
Increase (decrease) in net assets from policy transactions	1,844,081	1,557,545	1,405,156	212,799	514,801	(187,645)
Increase (decrease) in net assets	3,869,707	2,058,167	1,831,567	352,592	8,084,550	(186,114)
Net assets at the beginning of year	9,720,959	3,019,227	8,729,447	2,380,403	12,960,498	314,791
Net assets at the end of year	$13,590,666	5,077,394	10,561,014	2,732,995	21,045,048	128,677
Year or period ended December 31, 2021
Operations
Investment income (loss) – net	$157,689	67,810	236,506	125,708	61,096	16
Net realized gains (losses) on investments	1,453,360	116,934	366,264	849	2,606,399	11
Net change in unrealized appreciation (depreciation) of investments	1,675,602	1,590,219	2,219,665	(2,155)	(3,249,773)	—
Net increase (decrease) in net assets resulting from operations	3,286,651	1,774,963	2,822,435	124,402	(582,278)	27
Policy transactions (notes 3 and 6)
Policy purchase payments	6,823,265	4,340,777	3,100,655	1,350,483	9,106,117	60,710
Policy terminations, withdrawal payments and charges	(853,450)	(293,010)	(760,708)	(97,237)	(1,941,003)	(9,262)
Increase (decrease) in net assets from policy transactions	5,969,815	4,047,767	2,339,947	1,253,246	7,165,114	51,448
Increase (decrease) in net assets	9,256,466	5,822,730	5,162,382	1,377,648	6,582,836	51,475
Net assets at the beginning of year or period	13,590,666	5,077,394	10,561,014	2,732,995	21,045,048	128,677
Net assets at the end of year or period	$22,847,132	10,900,124	15,723,396	4,110,643	27,627,884	180,152

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years or Periods ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	Vanguard VIF Short- Term Inv-Gr	Vanguard VIF Small Co Growth	Vanguard VIF Total Bond Market	Vanguard VIF Total Stock Market
Year ended December 31, 2020
Operations
Investment income (loss) – net	$29,508	80,277	89,601	127,242
Net realized gains (losses) on investments	4,122	1,071,297	39,426	424,526
Net change in unrealized appreciation (depreciation) of investments	25,771	2,212,100	137,407	1,311,280
Net increase (decrease) in net assets resulting from operations	59,401	3,363,674	266,434	1,863,048
Policy transactions (notes 3 and 6)
Policy purchase payments	574,412	1,980,786	2,556,971	3,278,271
Policy terminations, withdrawal payments and charges	(217,148)	(712,455)	(940,775)	(1,105,937)
Increase (decrease) in net assets from policy transactions	357,264	1,268,331	1,616,196	2,172,334
Increase (decrease) in net assets	416,665	4,632,005	1,882,630	4,035,382
Net assets at the beginning of year	892,732	12,513,809	3,507,174	7,752,582
Net assets at the end of year	$1,309,397	17,145,814	5,389,804	11,787,964
Year or period ended December 31, 2021
Operations
Investment income (loss) – net	$29,418	72,067	107,639	169,136
Net realized gains (losses) on investments	12,531	1,151,057	53,323	1,118,996
Net change in unrealized appreciation (depreciation) of investments	(48,976)	1,248,166	(257,253)	2,326,360
Net increase (decrease) in net assets resulting from operations	(7,027)	2,471,290	(96,291)	3,614,492
Policy transactions (notes 3 and 6)
Policy purchase payments	2,545,529	6,046,966	3,164,362	8,909,655
Policy terminations, withdrawal payments and charges	(1,862,827)	(1,362,448)	(702,535)	(1,089,950)
Increase (decrease) in net assets from policy transactions	682,702	4,684,518	2,461,827	7,819,705
Increase (decrease) in net assets	675,675	7,155,808	2,365,536	11,434,197
Net assets at the beginning of year or period	1,309,397	17,145,814	5,389,804	11,787,964
Net assets at the end of year or period	$1,985,072	24,301,622	7,755,340	23,222,161

*See note 1 for the full name of each segregated sub-account.

(a) For the period from May 1, 2021 through December 31, 2021.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

(1)  Organization and Basis of Presentation

The Minnesota Life Individual Variable Universal Life Account (the Account) was established on June 11, 2007 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account commenced operations on February 11, 2008. The Account currently offers policies consisting of ninety-four segregated sub-accounts to which policy owners may allocate their purchase. The financial statements presented herein include four types of individual variable universal life policies: Accumulator Variable Universal Life (2008 inception), Waddell & Reed Advisors Accumulator Variable Universal Life (2008 inception), ML Premier Variable Universal Life (2013 inception), and Variable Universal Life Defender (2014 inception, effective May 2015), offered by the Account.

The assets of each segregated sub-account are held for the exclusive benefit of the variable life policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life.

Variable universal life policy owners allocate their purchase payments to one or more of the ninety-four segregated sub-accounts. Such payments are then invested in shares of the following portfolios available under the policy (collectively, the Sub-accounts):

•  AB VPS Dynamic Asset Allocation Portfolio – Class B Shares (AB VPS Dyn Asset Alloc Cl B)

•  AB VPS International Value Portfolio – Class A Shares (AB VPS Intl Value Cl A)

•  American Century Investments II VP Inflation Protection Fund – Class I Shares (Amer Century II VP Infl Pro Cl I)

•  American Century Investments VP Disciplined Core Value Fund – Class I Shares (Amer Century VP Dscplnd Core Val Cl I)

•  American Funds IS® Capital World Bond Fund – Class 1 Shares (Amer Funds IS Capital World Bond Cl 1)

•  American Funds IS® Global Small Capitalization Fund – Class 1 Shares (Amer Funds IS Global Small Cap Cl 1)

•  American Funds IS® Growth Fund – Class 1 Shares (Amer Funds IS Growth Cl 1)

•  American Funds IS® Growth-Income Fund – Class 1 Shares (Amer Funds IS Growth-Inc Cl 1)

•  American Funds IS® International Fund – Class 1 Shares (Amer Funds IS Intl Cl 1)

•  American Funds IS® New World Fund® – Class 1 Shares (Amer Funds IS New World Cl 1)

•  American Funds IS® U.S. Government Securities Fund – Class 1 Shares (Amer Funds IS US Govt Sec Cl 1)

•  BlackRock International Index V.I. Fund – Class I Shares (BlackRock Intl Index VI Cl I)

•  BlackRock Small Cap Index V.I. Fund – Class I Shares (BlackRock Small Cap Index VI Cl I)

•  Delaware Ivy VIP Asset Strategy – Class II Shares (Delaware Ivy VIP Asset Strategy Cl II)

•  Delaware Ivy VIP Balanced – Class II Shares (Delaware Ivy VIP Balanced Cl II)

•  Delaware Ivy VIP Core Equity – Class II Shares (Delaware Ivy VIP Core Equity Cl II)

•  Delaware Ivy VIP Corporate Bond – Class II Shares (Delaware Ivy VIP Corporate Bond Cl II)

•  Delaware Ivy VIP Energy – Class II Shares (Delaware Ivy VIP Energy Cl II)

•  Delaware Ivy VIP Global Bond – Class II Shares (Delaware Ivy VIP Global Bond Cl II)

•  Delaware Ivy VIP Global Equity Income – Class II Shares (Delaware Ivy VIP Global Eq Inc Cl II)

•  Delaware Ivy VIP Global Growth – Class II Shares (Delaware Ivy VIP Global Growth Cl II)

•  Delaware Ivy VIP Government Money Market – Class II Shares (Delaware Ivy VIP Govt Money Market Cl II)

•  Delaware Ivy VIP Growth – Class II Shares (Delaware Ivy VIP Growth Cl II)

•  Delaware Ivy VIP High Income – Class II Shares (Delaware Ivy VIP High Income Cl II)

•  Delaware Ivy VIP International Core Equity – Class II Shares (Delaware Ivy VIP Intl Core Equity Cl II)

•  Delaware Ivy VIP Limited-Term Bond – Class II Shares (Delaware Ivy VIP Limited-Term Bond Cl II)

•  Delaware Ivy VIP Mid Cap Growth – Class II Shares (Delaware Ivy VIP Mid Cap Growth Cl II)

•  Delaware Ivy VIP Natural Resources – Class II Shares (Delaware Ivy VIP Natural Res Cl II)

•  Delaware Ivy VIP Pathfinder Aggressive – Class II Shares (Delaware Ivy VIP Path Aggressive Cl II)

•  Delaware Ivy VIP Pathfinder Conservative – Class II Shares (Delaware Ivy VIP Path Conserv Cl II)

•  Delaware Ivy VIP Pathfinder Moderate – Class II Shares (Delaware Ivy VIP Path Mod Cl II)

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

•  Delaware Ivy VIP Pathfinder Moderate – Managed Volatility – Class II Shares (Delaware Ivy VIP Path Mod MV Cl II)

•  Delaware Ivy VIP Pathfinder Moderately Aggressive – Class II Shares (Delaware Ivy VIP Path Mod Aggr Cl II)

•  Delaware Ivy VIP Pathfinder Moderately Conservative – Class II Shares (Delaware Ivy VIP Path Mod Cons Cl II)

•  Delaware Ivy VIP Science and Technology – Class II Shares (Delaware Ivy VIP Science & Tech Cl II)

•  Delaware Ivy VIP Securian Real Estate Securities – Class II Shares (Delaware Ivy VIP Securian RE Sec Cl II)

•  Delaware Ivy VIP Small Cap Growth – Class II Shares (Delaware Ivy VIP Small Cap Growth Cl II)

•  Delaware Ivy VIP Smid Cap Core – Class II Shares (Delaware Ivy VIP Smid Cap Core Cl II)

•  Delaware Ivy VIP Value – Class II Shares (Delaware Ivy VIP Value Cl II)

•  Fidelity® VIP Bond Index Portfolio – Initial Class (Fidelity VIP Bond Index IC)

•  Fidelity® VIP Equity-Income Portfolio – Initial Class (Fidelity VIP Equity-Income IC)

•  Fidelity® VIP Mid Cap Portfolio – Initial Class (Fidelity VIP Mid Cap IC)

•  Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund – Class 1 (Franklin Small Cap Val VIP Cl 1)

•  Invesco Oppenheimer V.I. International Growth Fund – Series I Shares (Invesco Opphmr VI Intl Growth Sr I)

•  Invesco V.I. American Value Fund – Series I Shares (Invesco VI American Value Sr I)

•  Invesco V.I. Comstock Fund – Series I Shares (Invesco VI Comstock Sr I)

•  Invesco V.I. Main Street Small Cap Fund – Series I Shares (Invesco VI MS Sm Cap Sr I)

•  Janus Aspen Series – Janus Henderson Balanced Portfolio – Institutional Shares (Janus Henderson Balanced IS)

•  Janus Aspen Series – Janus Henderson Flexible Bond – Institutional Shares (Janus Henderson Flexible Bond IS)

•  Janus Aspen Series – Janus Henderson Forty Portfolio – Institutional Shares (Janus Henderson Forty IS)

•  Janus Aspen Series – Janus Henderson Mid Cap Value Portfolio – Institutional Shares (Janus Henderson Mid Cap Val IS)

•  Janus Aspen Series – Janus Henderson Overseas Portfolio – Institutional Shares (Janus Henderson Overseas IS)

•  Janus Aspen Series – Janus Henderson Research Portfolio – Institutional Shares (Janus Henderson Research IS)

•  Legg Mason Partners Variable Equity Trust – ClearBridge Variable Small Cap Growth Portfolio – Class I Shares (ClearBridge Sm Cap Growth Cl I)

•  MFS® VIT – Mid Cap Growth Series – Initial Class (MFS VIT – Mid Cap Growth Ser IC)

•  MFS® VIT II – International Intrinsic Value Portfolio – Initial Class (MFS VIT II – Intl Intrinsic Val IC)

•  Morgan Stanley Variable Insurance Fund, Inc. – Morgan Stanley VIF Emerging Markets Equity Portfolio – Class II Shares (MorgStanley VIF Emg Mk Eq Cl 2)

•  Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class I Shares (Morningstar Aggr Growth ETF Cl I)

•  Morningstar Balanced ETF Asset Allocation Portfolio – Class I Shares (Morningstar Balanced ETF Cl I)

•  Morningstar Conservative ETF Asset Allocation Portfolio – Class I Shares (Morningstar Conservative ETF Cl I)

•  Morningstar Growth ETF Asset Allocation Portfolio – Class I Shares (Morningstar Growth ETF Cl I)

•  Morningstar Income and Growth Asset Allocation Portfolio – Class I Shares (Morningstar Inc & Gro Asset All Cl I)

•  Neuberger Berman Advisers Management Trust Sustainable Equity – Class I Shares (Neuberger Berman Sustain Eq Cl I)

•  Northern Lights VT TOPS® Managed Risk Flex ETF Portfolio (TOPS Mgd Risk Flex ETF)

•  PIMCO VIT – PIMCO Global Diversified Allocation Portfolio Advisor Class Shares (PIMCO VIT Global Div Alloc Adv Cl)

•  PIMCO VIT – PIMCO Low Duration Portfolio Institutional Class Shares (PIMCO VIT Low Duration IS)

•  PIMCO VIT – PIMCO Total Return Portfolio Institutional Shares (PIMCO VIT Total Return IS)

•  Putnam VT Growth Opportunities Fund – Class IA Shares (Putnam VT Growth Opp Cl IA)

•  Putnam VT International Equity Fund – Class IA Shares (Putnam VT Intl Eq Cl IA)

•  Putnam VT International Value Fund – Class IA Shares (Putnam VT Intl Val Cl IA)

•  Putnam VT Large Cap Value Fund – Class IA Shares (Putnam VT Lg Cap Val Cl IA)

•  Securian Funds Trust – SFT Balanced Stabilization Fund (SFT Bal Stabilization)

•  Securian Funds Trust – SFT Core Bond Fund – Class 1 Shares (SFT Core Bond Cl 1)

•  Securian Funds Trust – SFT Delaware IvySM Growth Fund (SFT Delaware Ivy Growth)

•  Securian Funds Trust – SFT Delaware IvySM Small Cap Growth Fund (SFT Delaware Ivy Small Cap Growth)

•  Securian Funds Trust – SFT Equity Stabilization Fund (SFT Eq Stabilization)

•  Securian Funds Trust – SFT Government Money Market Fund (SFT Govt Money Market)

•  Securian Funds Trust – SFT Index 400 Mid-Cap Fund – Class 1 Shares (SFT Index 400 MC Cl 1)

•  Securian Funds Trust – SFT Index 500 Fund – Class 1 Shares (SFT Index 500 Cl 1)

•  Securian Funds Trust – SFT International Bond Fund – Class 1 Shares (SFT Intl Bond Cl 1)

•  Securian Funds Trust – SFT Real Estate Securities Fund – Class 1 Shares (SFT Real Estate Cl 1)

•  Securian Funds Trust – SFT T. Rowe Price Value Fund (SFT T. Rowe Price Value)

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

•  Securian Funds Trust – SFT Wellington Core Equity Fund – Class 1 Shares (SFT Wellington Core Equity Cl 1)

•  Vanguard® Variable Insurance Fund Balanced Portfolio (Vanguard VIF Balanced)

•  Vanguard® Variable Insurance Fund Capital Growth Portfolio (Vanguard VIF Capital Growth)

•  Vanguard® Variable Insurance Fund Diversified Value Portfolio (Vanguard VIF Diversified Value)

•  Vanguard® Variable Insurance Fund Equity Income Portfolio (Vanguard VIF Equity Income)

•  Vanguard® Variable Insurance Fund High Yield Bond Portfolio (Vanguard VIF High Yield Bond)

•  Vanguard® Variable Insurance Fund International Portfolio (Vanguard VIF International)

•  Vanguard® Variable Insurance Fund Money Market Portfolio (Vanguard VIF Money Market)

•  Vanguard® Variable Insurance Fund Short-Term Investment-Grade Portfolio (Vanguard VIF Short-Term Inv-Gr)

•  Vanguard® Variable Insurance Fund Small Company Growth Portfolio (Vanguard VIF Small Co Growth)

•  Vanguard® Variable Insurance Fund Total Bond Market Portfolio (Vanguard VIF Total Bond Market)

•  Vanguard® Variable Insurance Fund Total Stock Market Index Portfolio (Vanguard VIF Total Stock Market)

The Securian Funds Trust was organized by Minnesota Life as an investment vehicle for its variable life insurance policies and variable annuity contracts. Each of the series funds within Securian Funds Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Securian Funds Trust – SFT International Bond Fund – Class 1 Shares, which is non-diversified), open-end management investment company.

Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Securian Asset Management, Inc. (Securian AM) acts as the investment adviser for the Securian Funds Trust. Both Securian and Securian AM are affiliate companies of Minnesota Life.

The following sub-accounts had name changes during 2020 and 2021:

Former Name	Current Name	Effective Date
American Century Investments VP Income & Growth Fund – Class I Shares	American Century Investments VP Disciplined Core Value Fund – Class I Shares	September 25, 2020
Invesco Oppenheimer V.I. Main Street Small Cap Fund – Series I Shares	Invesco V.I. Main Street Small Cap Fund – Series I Shares	April 30, 2021
Putnam VT Equity Income Fund – Class IA Shares	Putnam VT Large Cap Value Fund – Class IA Shares	April 30, 2021
American Funds IS® U.S. Government/AAA-Rated Securities Fund – Class 1 Shares	American Funds IS® U.S. Government Securities Fund – Class 1 Shares	May 1, 2021
Securian Funds Trust – SFT Dynamic Managed Volatility Fund	Securian Funds Trust – SFT Balanced Stabilization Fund	May 1, 2021
Securian Funds Trust – SFT Managed Volatility Equity Fund	Securian Funds Trust – SFT Equity Stabilization Fund	May 1, 2021
Ivy VIP – Asset Strategy Class II	Delaware Ivy VIP Asset Strategy – Class II Shares	July 1, 2021
Ivy VIP – Balanced Class II	Delaware Ivy VIP Balanced – Class II Shares	July 1, 2021
Ivy VIP – Core Equity Class II	Delaware Ivy VIP Core Equity – Class II Shares	July 1, 2021
Ivy VIP – Corporate Bond Class II	Delaware Ivy VIP Corporate Bond – Class II Shares	July 1, 2021
Ivy VIP – Energy Class II	Delaware Ivy VIP Energy – Class II Shares	July 1, 2021

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

Former Name	Current Name	Effective Date
Ivy VIP – Global Bond Class II	Delaware Ivy VIP Global Bond – Class II Shares	July 1, 2021
Ivy VIP – Global Equity Income Class II	Delaware Ivy VIP Global Equity Income – Class II Shares	July 1, 2021
Ivy VIP – Global Growth Class II	Delaware Ivy VIP Global Growth – Class II Shares	July 1, 2021
Ivy VIP – Government Money Market Class II	Delaware Ivy VIP Government Money Market – Class II Shares	July 1, 2021
Ivy VIP – Growth Class II	Delaware Ivy VIP Growth – Class II Shares	July 1, 2021
Ivy VIP – High Income Class II	Delaware Ivy VIP High Income – Class II Shares	July 1, 2021
Ivy VIP – International Core Equity Class II	Delaware Ivy VIP International Core Equity – Class II Shares	July 1, 2021
Ivy VIP – Limited-Term Bond Class II	Delaware Ivy VIP Limited-Term Bond – Class II Shares	July 1, 2021
Ivy VIP – Mid Cap Growth Class II	Delaware Ivy VIP Mid Cap Growth – Class II Shares	July 1, 2021
Ivy VIP – Natural Resources Class II	Delaware Ivy VIP Natural Resources – Class II Shares	July 1, 2021
Ivy VIP – Pathfinder Aggressive Class II	Delaware Ivy VIP Pathfinder Aggressive – Class II Shares	July 1, 2021
Ivy VIP – Pathfinder Conservative Class II	Delaware Ivy VIP Pathfinder Conservative – Class II Shares	July 1, 2021
Ivy VIP – Pathfinder Moderate – Managed Volatility Class II	Delaware Ivy VIP Pathfinder Moderate – Managed Volatility – Class II Shares	July 1, 2021
Ivy VIP – Pathfinder Moderate Class II	Delaware Ivy VIP Pathfinder Moderate – Class II Shares	July 1, 2021
Ivy VIP – Pathfinder Moderately Aggressive Class II	Delaware Ivy VIP Pathfinder Moderately Aggressive – Class II Shares	July 1, 2021
Ivy VIP – Pathfinder Moderately Conservative Class II	Delaware Ivy VIP Pathfinder Moderately Conservative – Class II Shares	July 1, 2021
Ivy VIP – Science and Technology Class II	Delaware Ivy VIP Science and Technology – Class II Shares	July 1, 2021
Ivy VIP – Securian Real Estate Securities Class II	Delaware Ivy VIP Securian Real Estate Securities – Class II Shares	July 1, 2021
Ivy VIP – Small Cap Core Class II Shares	Delaware Ivy VIP Small Cap Core – Class II Shares	July 1, 2021
Ivy VIP – Small Cap Growth Class II	Delaware Ivy VIP Small Cap Growth – Class II Shares	July 1, 2021
Ivy VIP – Value Class II	Delaware Ivy VIP Value – Class II Shares	July 1, 2021

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

Former Name	Current Name	Effective Date
Securian Funds Trust – SFT IvySM Growth Fund	Securian Funds Trust – SFT Delaware IvySM Growth Fund	August 1, 2021
Securian Funds Trust – SFT IvySM Small Cap Growth Fund	Securian Funds Trust – SFT Delaware IvySM Small Cap Growth Fund	August 1, 2021
Delaware Ivy VIP Small Cap Core – Class II Shares	Delaware Ivy VIP Smid Cap Core – Class II Shares	November 15, 2021

The following sub-accounts were added to the Account in 2021:

Sub-Account	Effective Date
BlackRock International Index V.I. Fund – Class I Shares	May 1, 2021
BlackRock Small Cap Index V.I. Fund – Class I Shares	May 1, 2021
Fidelity VIP Bond Index Portfolio – Initial Class	May 1, 2021
Putnam VT International Value Fund – Class IA Shares	May 1, 2021

(2)  Summary of Significant Accounting Policies

The Account and Sub-accounts are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The significant accounting policies followed consistently by the Account are as follows:

(a)  Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

(b)  Investments in Underlying Funds

Investments in shares of the underlying funds are stated at fair value which is the net asset value per share as determined daily by each underlying fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in first out (FIFO) basis.

Realized gains (losses) on investments include realized gain distributions received from the respective underlying funds. Realized gain distributions are reinvested in the respective underlying funds.

All dividend distributions received from the underlying funds are reinvested in additional shares of the underlying funds and are recorded by the Sub-accounts on the ex-dividend date. The underlying funds may utilize consent dividends to effectively distribute income for income tax purposes. The Sub-account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the underlying funds. Therefore, no dividend income is recorded in the Statements of Operations related to such consent dividends.

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

(c)  Federal Income Taxes

The Account is treated as part of Minnesota Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Sub-account from the underlying funds. Any applicable taxes will be the responsibility of the policy owners or beneficiaries upon termination or withdrawal.

(3)  Expenses and Related Party Transactions

The expense structure is the same for Accumulator Variable Universal Life, Waddell & Reed Advisors Accumulator Variable Universal Life, ML Premier Variable Universal Life and the Variable Universal Life Defender products as described below:

The only income/expense item charged/credited through the daily unit value calculation is the unit value credit. The unit value credit is available to policy holders at the discretion of Minnesota Life. The unit value credit which is applicable only to certain Sub-accounts is a pass through of revenue Minnesota Life receives from the advisors to the underlying funds and is intended to reduce expenses otherwise charged to the policies by Minnesota Life. This credit is expressed as a percentage of average annual portfolio assets held by the sub-account and ranges from 0.00% to 0.50%. The unit value credits assessed for the year ended December 31, 2021 are reported as a unit value credit on the Statements of Operations.

Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

A premium charge of up to 7.00% is deducted from each premium payment. This charge is intended to cover the costs of issuing the policy and includes the premium taxes that are sent to the state in which the policy is issued. Total premium charges for the year ended December 31, 2021 and 2020 amounted to $2,513,319 and $2,392,170, respectively.

In addition to deductions from premium payments, accumulation value charges, if any, are assessed from the actual accumulation value of each policy. These charges are paid by redeeming units of the Account held by the individual policy owner. The following charges may be included in the accumulation value charges:

A policy issue charge is assessed monthly for the first ten years following issuance of the policy and for the first ten years following any increase in the face amount. The minimum guaranteed charge is $0.04 per $1,000 of initial face amount or face amount increase and the maximum guaranteed charge is $0.53 per $1,000 of initial face amount or face amount increase. The monthly policy charge covers certain administrative charges and is $8 per month and is guaranteed not to exceed $12 per month, plus $0.0125 per $1,000 of face amount.

The transaction charges are for expenses incurred by Minnesota Life for processing certain transactions. A charge of $25 to $100 is assessed for each policy adjustment. A charge not to exceed $25 may be assessed for each transfer of actual cash value among the segregated sub-accounts.

The cost of insurance charge varies with the amount of insurance, the insured's age, sex, risk class, level of scheduled premium and duration of the policy.

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.03% of the accumulation value less policy loans for years one through ten of the policy. The charge may be raised to 0.075% of the accumulation value.

The charge for substandard risks is for providing death benefits for policies which have mortality risks in excess of the standard.

The surrender charge is equal to 1.40 times the lesser of: (a) 60 times the policy issue charge for the initial face amount or the face amount increase as applicable, or (b) the sum of any remaining policy issue charges for the initial face amount or the face amount increase, as applicable, measured from policy termination or full surrender to the end of the ten year surrender charge period.

See the table below for these charges paid to Minnesota Life during the years ended December 31, 2021 and 2020.

Minnesota Life also assesses charges for the agreements purchased with the policy. The following eleven Agreements are available to provide supplemental insurance benefits under the policy: Death Benefit Guarantee, Family Term – Children, Interest Accumulation Agreement, Overloan Protection, Term Insurance, Waiver of Charges, Early Values Agreement, Waiver of Premium Agreement, Guaranteed Insurability Option, Long Term Care Agreement, and Inflation Agreement. The charges for these agreements are set forth in the prospectus. Not every Agreement above is available in every policy type.

To the extent the Account invests in Securian Funds Trust, the Account indirectly incurs management fees that are payable to Securian AM. The advisory fee agreement with Securian Funds Trust provides for payments ranging from 0.15% to 0.85% of average daily net assets of each underlying fund. In addition, Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the underlying funds of Securian Funds Trust. Under the plan, the Securian Funds Trust pays distribution fees equal to 0.25% of average daily net assets of each underlying fund to Securian. Each of Securian Funds Trust's funds pays an annual fee ranging from 0.01% to 0.05% of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Minnesota Life.

The total of cash value charges (which may include a policy issue charge, a monthly policy charge, certain transaction charges, a cost of insurance charge, mortality and expense risk charges, charges for sub-standard risks and surrender charges) for the years or periods ended December 31, 2021 and 2020 for each segregated sub-account is as follows:

Sub-Account	2021	2020
AB VPS Dyn Asset Alloc Cl B	$758,661	$721,556
AB VPS Intl Value Cl A	42,180	32,423
Amer Century II VP Infl Pro Cl I	19,011	5,382
Amer Century VP Dscplnd Core Val Cl I	35,034	11,247
Amer Funds IS Capital World Bond Cl 1	35,154	16,194
Amer Funds IS Global Small Cap Cl 1	82,687	25,877
Amer Funds IS Growth Cl 1	429,664	94,307
Amer Funds IS Growth-Inc Cl 1	188,876	52,579
Amer Funds IS Intl Cl 1	211,436	98,410
Amer Funds IS New World Cl 1	158,908	42,857
Amer Funds IS US Govt Sec Cl 1	39,616	10,318

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

Sub-Account	2021	2020
BlackRock Intl Index VI Cl I (a)	$8,304	$—
BlackRock Small Cap Index VI Cl I (a)	16,273	—
ClearBridge Sm Cap Growth Cl I	68,152	18,782
Delaware Ivy VIP Asset Strategy Cl II	371,702	417,326
Delaware Ivy VIP Balanced Cl II	24,223	24,755
Delaware Ivy VIP Core Equity Cl II	154,170	140,886
Delaware Ivy VIP Corporate Bond Cl II	18,813	26,337
Delaware Ivy VIP Energy Cl II	8,247	7,952
Delaware Ivy VIP Global Bond Cl II	6,074	6,987
Delaware Ivy VIP Global Eq Inc Cl II	19,555	21,203
Delaware Ivy VIP Global Growth Cl II	67,839	43,311
Delaware Ivy VIP Govt Money Market Cl II	1,215	1,740
Delaware Ivy VIP Growth Cl II	149,055	160,730
Delaware Ivy VIP High Income Cl II	37,333	42,534
Delaware Ivy VIP Intl Core Equity Cl II	185,169	183,081
Delaware Ivy VIP Limited-Term Bond Cl II	6,797	8,059
Delaware Ivy VIP Mid Cap Growth Cl II	137,414	69,854
Delaware Ivy VIP Natural Res Cl II	67,190	69,810
Delaware Ivy VIP Path Aggressive Cl II	184,225	205,694
Delaware Ivy VIP Path Conserv Cl II	6,212	5,970
Delaware Ivy VIP Path Mod Aggr Cl II	403,255	468,984
Delaware Ivy VIP Path Mod Cl II	124,004	154,377
Delaware Ivy VIP Path Mod Cons Cl II	37,858	40,046
Delaware Ivy VIP Path Mod MV Cl II	714,023	665,192
Delaware Ivy VIP Science & Tech Cl II	622,501	428,049
Delaware Ivy VIP Securian RE Sec Cl II	14,719	16,104
Delaware Ivy VIP Small Cap Growth Cl II	41,826	45,282
Delaware Ivy VIP Smid Cap Core Cl II	88,035	43,539
Delaware Ivy VIP Value Cl II	20,302	21,322
Fidelity VIP Bond Index IC (a)	3,745	—
Fidelity VIP Equity-Income IC	258,457	240,771
Fidelity VIP Mid Cap IC	397,540	278,768
Franklin Small Cap Val VIP Cl 1	522,048	407,243
Invesco Opphmr VI Intl Growth Sr I	44,222	20,188
Invesco VI American Value Sr I	50,684	25,072
Invesco VI Comstock Sr I	37,388	11,144
Invesco VI MS Sm Cap Sr I	28,380	4,581
Janus Henderson Balanced IS	165,177	61,052
Janus Henderson Flexible Bond IS	24,267	7,162
Janus Henderson Forty IS	147,728	58,335
Janus Henderson Mid Cap Val IS	61,022	21,982
Janus Henderson Overseas IS	124,834	115,189
Janus Henderson Research IS	102,769	96,450
MFS VIT – Mid Cap Growth Ser IC	80,447	31,924
MFS VIT II – Intl Intrinsic Val IC	361,386	319,399
MorgStanley VIF Emg Mk Eq Cl 2	215,201	191,732
Morningstar Aggr Growth ETF Cl I	2,210,940	2,210,632
Morningstar Balanced ETF Cl I	835,341	862,597
Morningstar Conservative ETF Cl I	158,216	139,058
Morningstar Growth ETF Cl I	2,587,859	2,828,655
Morningstar Inc & Gro Asset All Cl I	169,704	164,868
Neuberger Berman Sustain Eq Cl I	20,453	6,727

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

Sub-Account	2021	2020
PIMCO VIT Global Div Alloc Adv Cl	$679,631	$644,150
PIMCO VIT Low Duration IS	24,234	6,103
PIMCO VIT Total Return IS	77,953	39,147
Putnam VT Growth Opp Cl IA	84,376	37,058
Putnam VT Intl Eq Cl IA	9,295	5,014
Putnam VT Intl Val Cl IA (a)	241	—
Putnam VT Lg Cap Val Cl IA	38,720	17,721
SFT Bal Stabilization	1,419,996	1,371,940
SFT Core Bond Cl 1	282,599	286,090
SFT Delaware Ivy Growth	273,987	235,471
SFT Delaware Ivy Small Cap Growth	240,948	177,077
SFT Eq Stabilization	1,292,173	1,259,684
SFT Govt Money Market	16,764	7,929
SFT Index 400 MC Cl 1	908,660	708,108
SFT Index 500 Cl 1	3,512,420	2,560,318
SFT Intl Bond Cl 1	70,659	67,316
SFT Real Estate Cl 1	365,823	312,892
SFT T. Rowe Price Value	336,190	221,441
SFT Wellington Core Equity Cl 1	106,144	66,807
TOPS Mgd Risk Flex ETF	817,020	777,473
Vanguard VIF Balanced	812,495	695,168
Vanguard VIF Capital Growth	767,436	534,205
Vanguard VIF Diversified Value	288,714	172,567
Vanguard VIF Equity Income	536,563	464,193
Vanguard VIF High Yield Bond	165,141	141,953
Vanguard VIF International	1,024,042	788,231
Vanguard VIF Money Market	9,876	11,209
Vanguard VIF Short-Term Inv-Gr	90,043	62,561
Vanguard VIF Small Co Growth	906,059	692,047
Vanguard VIF Total Bond Market	239,060	198,439
Vanguard VIF Total Stock Market	858,204	455,144

(a)  For the period from May 1, 2021 through December 31, 2021.

(4)  Fair Value Measurement

In accordance with FASB ASC Topic 820, Fair Value Measurement (FASB ASC 820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

The fair value of the Account's financial assets has been determined using available market information as of December 31, 2021. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

The Account is required to categorize its financial assets recorded on the Statements of Assets, Liabilities and Policy Owners' Equity according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

Level 1 – Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2 – Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

Level 3 – Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

As of December 31, 2021, all of the Account's investments are classified as Level 2 as the values are based upon reported net asset values provided by the fund managers. It has been determined that no transfers between levels occurred during the year. The characterization of the underlying securities held by the funds in accordance with the fair value measurement and disclosures topic of the ASC 820 differs from the characterization of an investment in the fund.

(5)  Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments during the year or period ended December 31, 2021 were as follows:

Sub-Account	Purchases	Sales
AB VPS Dyn Asset Alloc Cl B	$2,465,272	$1,182,872
AB VPS Intl Value Cl A	271,576	99,960
Amer Century II VP Infl Pro Cl I	432,876	30,041
Amer Century VP Dscplnd Core Val Cl I	653,673	25,020
Amer Funds IS Capital World Bond Cl 1	487,839	24,128
Amer Funds IS Global Small Cap Cl 1	1,707,615	190,508
Amer Funds IS Growth Cl 1	8,647,643	418,505
Amer Funds IS Growth-Inc Cl 1	3,360,273	141,305
Amer Funds IS Intl Cl 1	6,453,065	60,162
Amer Funds IS New World Cl 1	3,635,418	55,175
Amer Funds IS US Govt Sec Cl 1	452,664	140,713
BlackRock Intl Index VI Cl I (a)	2,380,951	3,771
BlackRock Small Cap Index VI Cl I (a)	2,164,410	24,781
ClearBridge Sm Cap Growth Cl I	1,054,407	44,509
Delaware Ivy VIP Asset Strategy Cl II	2,397,603	904,031
Delaware Ivy VIP Balanced Cl II	80,166	48,418
Delaware Ivy VIP Core Equity Cl II	810,072	634,744

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

Sub-Account	Purchases	Sales
Delaware Ivy VIP Corporate Bond Cl II	$152,860	$122,245
Delaware Ivy VIP Energy Cl II	50,092	76,448
Delaware Ivy VIP Global Bond Cl II	54,259	63,945
Delaware Ivy VIP Global Eq Inc Cl II	86,520	53,355
Delaware Ivy VIP Global Growth Cl II	580,706	304,334
Delaware Ivy VIP Govt Money Market Cl II	9,768	15,059
Delaware Ivy VIP Growth Cl II	1,219,663	550,777
Delaware Ivy VIP High Income Cl II	235,325	293,010
Delaware Ivy VIP Intl Core Equity Cl II	1,304,197	1,134,267
Delaware Ivy VIP Limited-Term Bond Cl II	67,933	70,389
Delaware Ivy VIP Mid Cap Growth Cl II	2,613,322	556,884
Delaware Ivy VIP Natural Res Cl II	483,952	309,629
Delaware Ivy VIP Path Aggressive Cl II	878,737	499,922
Delaware Ivy VIP Path Conserv Cl II	32,483	24,736
Delaware Ivy VIP Path Mod Aggr Cl II	1,343,427	928,104
Delaware Ivy VIP Path Mod Cl II	373,184	358,369
Delaware Ivy VIP Path Mod Cons Cl II	88,580	27,361
Delaware Ivy VIP Path Mod MV Cl II	1,666,927	710,111
Delaware Ivy VIP Science & Tech Cl II	10,474,069	1,508,621
Delaware Ivy VIP Securian RE Sec Cl II	93,162	124,662
Delaware Ivy VIP Small Cap Growth Cl II	367,829	308,596
Delaware Ivy VIP Smid Cap Core Cl II	1,203,011	632,068
Delaware Ivy VIP Value Cl II	134,123	271,554
Fidelity VIP Bond Index IC (a)	171,529	1,359
Fidelity VIP Equity-Income IC	2,280,750	583,803
Fidelity VIP Mid Cap IC	4,484,302	834,734
Franklin Small Cap Val VIP Cl 1	3,055,975	1,379,389
Invesco Opphmr VI Intl Growth Sr I	1,141,095	642,243
Invesco VI American Value Sr I	1,025,328	86,382
Invesco VI Comstock Sr I	723,075	87,823
Invesco VI MS Sm Cap Sr I	1,627,199	36,465
Janus Henderson Balanced IS	2,069,885	126,087
Janus Henderson Flexible Bond IS	221,128	16,499
Janus Henderson Forty IS	924,940	47,158
Janus Henderson Mid Cap Val IS	511,288	29,692
Janus Henderson Overseas IS	586,054	309,974
Janus Henderson Research IS	702,873	206,795
MFS VIT – Mid Cap Growth Ser IC	1,213,978	107,982
MFS VIT II – Intl Intrinsic Val IC	2,195,620	835,923
MorgStanley VIF Emg Mk Eq Cl 2	1,068,589	468,087
Morningstar Aggr Growth ETF Cl I	10,289,655	3,173,507
Morningstar Balanced ETF Cl I	5,921,745	779,619
Morningstar Conservative ETF Cl I	793,640	221,281
Morningstar Growth ETF Cl I	10,004,418	4,152,914
Morningstar Inc & Gro Asset All Cl I	3,315,961	630,751
Neuberger Berman Sustain Eq Cl I	182,500	15,862
PIMCO VIT Global Div Alloc Adv Cl	2,393,579	592,961
PIMCO VIT Low Duration IS	170,873	18,848
PIMCO VIT Total Return IS	1,155,260	49,621
Putnam VT Growth Opp Cl IA	2,008,139	590,977
Putnam VT Intl Eq Cl IA	103,667	6,931

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

Sub-Account	Purchases	Sales
Putnam VT Intl Val Cl IA (a)	$379,486	$118
Putnam VT Lg Cap Val Cl IA	480,356	34,699
SFT Bal Stabilization	2,640,378	1,412,793
SFT Core Bond Cl 1	2,641,290	403,617
SFT Delaware Ivy Growth	956,942	320,415
SFT Delaware Ivy Small Cap Growth	1,932,694	351,308
SFT Eq Stabilization	2,611,449	1,085,842
SFT Govt Money Market	8,551,728	18,625
SFT Index 400 MC Cl 1	6,293,051	906,659
SFT Index 500 Cl 1	30,242,770	15,646,157
SFT Intl Bond Cl 1	705,929	397,058
SFT Real Estate Cl 1	4,114,187	591,904
SFT T. Rowe Price Value	1,944,310	323,655
SFT Wellington Core Equity Cl 1	1,127,877	211,828
TOPS Mgd Risk Flex ETF	1,240,061	362,552
Vanguard VIF Balanced	6,504,304	703,008
Vanguard VIF Capital Growth	8,082,974	853,450
Vanguard VIF Diversified Value	4,501,840	293,010
Vanguard VIF Equity Income	3,555,546	760,708
Vanguard VIF High Yield Bond	1,476,191	97,237
Vanguard VIF International	10,703,437	1,941,003
Vanguard VIF Money Market	60,737	9,262
Vanguard VIF Short-Term Inv-Gr	2,582,172	1,862,827
Vanguard VIF Small Co Growth	7,041,021	1,362,448
Vanguard VIF Total Bond Market	3,315,164	702,535
Vanguard VIF Total Stock Market	9,804,575	1,089,950

(a)  For the period from May 1, 2021 through December 31, 2021.

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

(6)  Unit Activity from Policy Transactions

Transactions in units for each segregated sub-account for the years or periods ended December 31, 2021 and 2020 were as follows:

	Segregated Sub-Accounts
	AB VPS Dyn Asset Alloc Cl B	AB VPS Intl Value Cl A	Amer Century II VP Infl Pro Cl I	Amer Century VP Dscplnd Core Val Cl I	Amer Funds IS Capital World Bond Cl 1	Amer Funds IS Global Small Cap Cl 1
Units outstanding at December 31, 2019	7,031,373	636,942	13,493	18,013	26,134	53,416
Policy purchase payments	881,309	790,739	44,391	52,368	135,870	223,078
Policy terminations, withdrawal payments and charges	(305,994)	(77,988)	(11,973)	(10,743)	(22,612)	(38,519)
Units outstanding at December 31, 2020	7,606,688	1,349,693	45,911	59,638	139,392	237,975
Policy purchase payments	1,734,789	221,089	357,688	443,661	418,976	1,056,715
Policy terminations, withdrawal payments and charges	(909,015)	(91,132)	(25,492)	(18,293)	(21,486)	(119,027)
Units outstanding at December 31, 2021	8,432,462	1,479,650	378,107	485,006	536,882	1,175,663
	Segregated Sub-Accounts
	Amer Funds IS Growth Cl 1	Amer Funds IS Growth-Inc Cl 1	Amer Funds IS Intl Cl 1	Amer Funds IS New World Cl 1	Amer Funds IS US Govt Sec Cl 1	BlackRock Intl Index VI Cl I (a)
Units outstanding at December 31, 2019	189,692	71,931	782,449	322,936	11,997	—
Policy purchase payments	806,480	425,692	351,063	252,890	310,196	—
Policy terminations, withdrawal payments and charges	(99,545)	(23,834)	(46,396)	(37,078)	(112,786)	—
Units outstanding at December 31, 2020	896,627	473,789	1,087,116	538,748	209,407	—
Policy purchase payments	4,150,975	2,355,162	4,391,212	2,428,902	370,461	2,285,572
Policy terminations, withdrawal payments and charges	(214,418)	(98,534)	(40,137)	(37,372)	(124,610)	(3,673)
Units outstanding at December 31, 2021	4,833,184	2,730,417	5,438,191	2,930,278	455,258	2,281,899
(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

	Segregated Sub-Accounts
	BlackRock Small Cap Index VI Cl I (a)	ClearBridge Sm Cap Growth Cl I	Delaware Ivy VIP Asset Strategy Cl II	Delaware Ivy VIP Balanced Cl II	Delaware Ivy VIP Core Equity Cl II	Delaware Ivy VIP Corporate Bond Cl II
Units outstanding at December 31, 2019	—	36,589	5,469,660	220,042	986,463	395,703
Policy purchase payments	—	253,361	399,349	19,373	94,283	37,264
Policy terminations, withdrawal payments and charges	—	(29,923)	(423,945)	(27,970)	(123,694)	(44,992)
Units outstanding at December 31, 2020	—	260,027	5,445,064	211,445	957,052	387,975
Policy purchase payments	2,002,961	553,615	617,864	12,883	140,345	58,862
Policy terminations, withdrawal payments and charges	(24,516)	(27,336)	(478,617)	(16,469)	(136,969)	(66,638)
Units outstanding at December 31, 2021	1,978,445	786,306	5,584,311	207,859	960,428	380,199
	Segregated Sub-Accounts
	Delaware Ivy VIP Energy Cl II	Delaware Ivy VIP Global Bond Cl II	Delaware Ivy VIP Global Eq Inc Cl II	Delaware Ivy VIP Global Growth Cl II	Delaware Ivy VIP Govt Money Market Cl II	Delaware Ivy VIP Growth Cl II
Units outstanding at December 31, 2019	506,164	112,615	372,228	697,758	40,332	1,106,499
Policy purchase payments	369,981	28,404	33,018	340,044	55,961	244,696
Policy terminations, withdrawal payments and charges	(139,098)	(6,033)	(52,462)	(116,691)	(35,976)	(102,160)
Units outstanding at December 31, 2020	737,047	134,986	352,784	921,111	60,317	1,249,035
Policy purchase payments	98,392	32,322	31,012	194,401	8,817	103,780
Policy terminations, withdrawal payments and charges	(153,656)	(44,516)	(23,938)	(121,930)	(13,595)	(99,584)
Units outstanding at December 31, 2021	681,783	122,792	359,858	993,582	55,539	1,253,231

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

	Segregated Sub-Accounts
	Delaware Ivy VIP High Income Cl II	Delaware Ivy VIP Intl Core Equity Cl II	Delaware Ivy VIP Limited-Term Bond Cl II	Delaware Ivy VIP Mid Cap Growth Cl II	Delaware Ivy VIP Natural Res Cl II	Delaware Ivy VIP Path Aggressive Cl II
Units outstanding at December 31, 2019	493,071	2,327,655	133,355	324,332	3,904,428	2,719,451
Policy purchase payments	39,108	446,473	24,978	116,376	1,172,571	156,653
Policy terminations, withdrawal payments and charges	(48,239)	(323,500)	(16,055)	(73,860)	(384,025)	(100,563)
Units outstanding at December 31, 2020	483,940	2,450,628	142,278	366,848	4,692,974	2,775,541
Policy purchase payments	57,127	636,715	50,715	372,564	755,472	114,206
Policy terminations, withdrawal payments and charges	(106,662)	(585,047)	(55,925)	(87,557)	(557,334)	(170,706)
Units outstanding at December 31, 2021	434,405	2,502,296	137,068	651,855	4,891,112	2,719,041
	Segregated Sub-Accounts
	Delaware Ivy VIP Path Conserv Cl II	Delaware Ivy VIP Path Mod Aggr Cl II	Delaware Ivy VIP Path Mod Cl II	Delaware IvyVIP Path Mod Cons Cl II	Delaware Ivy VIP Path Mod MV Cl II	Delaware Ivy VIP Science & Tech Cl II
Units outstanding at December 31, 2019	111,006	5,225,878	1,857,597	353,683	6,282,294	1,442,959
Policy purchase payments	8,059	162,338	42,086	22,659	722,477	496,461
Policy terminations, withdrawal payments and charges	(12,987)	(404,285)	(193,055)	(55,144)	(206,069)	(177,412)
Units outstanding at December 31, 2020	106,078	4,983,931	1,706,628	321,198	6,798,702	1,762,008
Policy purchase payments	8,545	165,169	36,256	15,964	930,436	887,048
Policy terminations, withdrawal payments and charges	(11,263)	(341,665)	(141,609)	(11,724)	(489,376)	(227,068)
Units outstanding at December 31, 2021	103,360	4,807,435	1,601,275	325,438	7,239,762	2,421,988

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

	Segregated Sub-Accounts
	Delaware Ivy VIP Securian RE Sec Cl II	Delaware Ivy VIP Small Cap Growth Cl II	Delaware Ivy VIP Smid Cap Core Cl II	Delaware Ivy VIP Value Cl II	Fidelity VIP Bond Index IC (a)	Fidelity VIP Equity-Income IC
Units outstanding at December 31, 2019	226,371	557,099	296,276	352,200	—	1,737,390
Policy purchase payments	34,966	33,089	185,992	44,660	—	340,923
Policy terminations, withdrawal payments and charges	(23,681)	(62,489)	(126,112)	(23,006)	—	(268,971)
Units outstanding at December 31, 2020	237,656	527,699	356,156	373,854	—	1,809,342
Policy purchase payments	32,373	31,677	332,721	36,676	167,384	528,776
Policy terminations, withdrawal payments and charges	(44,652)	(79,535)	(168,540)	(82,751)	(1,350)	(210,820)
Units outstanding at December 31, 2021	225,377	479,841	520,337	327,779	166,034	2,127,298
	Segregated Sub-Accounts
	Fidelity VIP Mid Cap IC	Franklin Small Cap Val VIP Cl 1	Invesco Opphmr VI Intl Growth Sr I	Invesco VI American Value Sr I	Invesco VI Comstock Sr I	Invesco VI MS Sm Cap Sr I
Units outstanding at December 31, 2019	1,793,954	3,429,802	332,407	126,998	10,724	5,365
Policy purchase payments	348,071	1,413,424	90,620	624,254	630,169	53,577
Policy terminations, withdrawal payments and charges	(191,718)	(247,569)	(43,837)	(45,334)	(18,594)	(7,846)
Units outstanding at December 31, 2020	1,950,307	4,595,657	379,190	705,918	622,299	51,096
Policy purchase payments	837,326	1,164,847	734,810	683,044	527,722	1,038,779
Policy terminations, withdrawal payments and charges	(237,109)	(486,272)	(449,551)	(58,152)	(66,524)	(24,183)
Units outstanding at December 31, 2021	2,550,524	5,274,232	664,449	1,330,810	1,083,497	1,065,692

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

	Segregated Sub-Accounts
	Janus Henderson Balanced IS	Janus Henderson Flexible Bond IS	Janus Henderson Forty IS	Janus Henderson Mid Cap Val IS	Janus Henderson Overseas IS	Janus Henderson Research IS
Units outstanding at December 31, 2019	98,094	13,884	153,248	50,171	2,607,083	808,705
Policy purchase payments	789,629	98,411	320,924	151,845	257,525	73,091
Policy terminations, withdrawal payments and charges	(69,525)	(23,262)	(26,379)	(11,467)	(270,395)	(83,908)
Units outstanding at December 31, 2020	818,198	89,033	447,793	190,549	2,594,213	797,888
Policy purchase payments	1,476,428	182,735	448,883	412,932	375,326	117,075
Policy terminations, withdrawal payments and charges	(91,848)	(14,198)	(25,959)	(24,178)	(220,928)	(47,867)
Units outstanding at December 31, 2021	2,202,778	257,570	870,717	579,303	2,748,611	867,096
	Segregated Sub-Accounts
	MFS VIT – Mid Cap Growth Ser IC	MFS VIT II – Intl Intrinsic Val IC	MorgStanley VIF Emg Mk Eq Cl 2	Morningstar Aggr Growth ETF Cl I	Morningstar Balanced ETF Cl I	Morningstar Conservative ETF Cl I
Units outstanding at December 31, 2019	35,770	3,393,103	3,371,463	28,109,420	7,926,378	1,610,642
Policy purchase payments	227,221	797,306	755,663	3,521,633	915,285	276,202
Policy terminations, withdrawal payments and charges	(40,788)	(446,188)	(336,339)	(1,832,310)	(648,117)	(500,888)
Units outstanding at December 31, 2020	222,203	3,744,221	3,790,787	29,798,743	8,193,546	1,385,956
Policy purchase payments	646,385	1,050,807	691,054	3,529,895	2,491,130	427,695
Policy terminations, withdrawal payments and charges	(67,975)	(444,234)	(314,395)	(1,415,540)	(369,860)	(139,151)
Units outstanding at December 31, 2021	800,613	4,350,794	4,167,446	31,913,098	10,314,816	1,674,500

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

	Segregated Sub-Accounts
	Morningstar Growth ETF Cl I	Morningstar Inc & Gro Asset All Cl I	Neuberger Berman Sustain Eq Cl I	PIMCO VIT Global Div Alloc Adv Cl	PIMCO VIT Low Duration IS	PIMCO VIT Total Return IS
Units outstanding at December 31, 2019	35,127,505	1,490,250	22,103	5,874,313	12,161	181,826
Policy purchase payments	2,466,119	209,439	218,498	718,061	69,080	571,149
Policy terminations, withdrawal payments and charges	(2,177,050)	(78,325)	(8,217)	(177,105)	(19,900)	(311,240)
Units outstanding at December 31, 2020	35,416,574	1,621,364	232,384	6,415,269	61,341	441,735
Policy purchase payments	2,623,918	1,954,694	122,205	1,022,747	160,678	970,565
Policy terminations, withdrawal payments and charges	(1,827,427)	(390,337)	(10,784)	(428,104)	(17,843)	(44,054)
Units outstanding at December 31, 2021	36,213,065	3,185,721	343,805	7,009,912	204,176	1,368,246
	Segregated Sub-Accounts
	Putnam VT Growth Opp Cl I A	Putnam VT Intl Eq Cl IA	Putnam VT Intl Val Cl IA (a)	Putnam VT Lg Cap Val Cl IA	SFT Bal Stabilization	SFT Core Bond Cl 1
Units outstanding at December 31, 2019	230,656	18,470	—	23,414	14,803,274	3,455,828
Policy purchase payments	443,372	37,605	—	159,205	1,524,409	700,709
Policy terminations, withdrawal payments and charges	(187,918)	(12,878)	—	(40,135)	(824,461)	(617,308)
Units outstanding at December 31, 2020	486,110	43,197	—	142,484	15,503,222	3,539,229
Policy purchase payments	1,056,300	75,383	374,647	324,764	1,564,596	1,869,338
Policy terminations, withdrawal payments and charges	(335,762)	(5,251)	(117)	(25,670)	(854,707)	(251,909)
Units outstanding at December 31, 2021	1,206,648	113,329	374,530	441,578	16,213,111	5,156,658

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

	Segregated Sub-Accounts
	SFT Delaware Ivy Growth	SFT Delaware Ivy Small Cap Growth	SFT Eq Stabilization	SFT Govt Money Market	SFT Index 400 MC Cl 1	SFT Index 500 Cl 1
Units outstanding at December 31, 2019	1,131,769	977,917	8,302,330	23,457	5,141,154	13,518,913
Policy purchase payments	511,411	506,851	1,876,832	30,430	1,126,760	3,327,154
Policy terminations, withdrawal payments and charges	(92,687)	(117,361)	(760,480)	(18,759)	(233,610)	(797,306)
Units outstanding at December 31, 2020	1,550,493	1,367,407	9,418,682	35,128	6,034,304	16,048,761
Policy purchase payments	350,363	775,461	1,948,131	8,418,765	2,554,478	9,698,536
Policy terminations, withdrawal payments and charges	(112,648)	(136,402)	(829,776)	(18,435)	(322,035)	(4,612,624)
Units outstanding at December 31, 2021	1,788,208	2,006,466	10,537,037	8,435,458	8,266,747	21,134,673
	Segregated Sub-Accounts
	SFT Intl Bond Cl 1	SFT Real Estate Cl 1	SFT T. Rowe Price Value	SFT Wellington Core Equity Cl 1	TOPS Mgd Risk Flex ETF	Vanguard VIF Balanced
Units outstanding at December 31, 2019	818,326	2,801,049	1,560,586	397,187	7,582,832	3,888,675
Policy purchase payments	203,829	617,749	763,153	261,542	827,677	992,251
Policy terminations, withdrawal payments and charges	(65,649)	(173,439)	(252,103)	(105,895)	(224,695)	(261,732)
Units outstanding at December 31, 2020	956,506	3,245,359	2,071,636	552,834	8,185,814	4,619,194
Policy purchase payments	454,341	2,006,385	1,027,629	509,450	880,695	1,766,745
Policy terminations, withdrawal payments and charges	(256,272)	(252,665)	(172,090)	(101,336)	(283,463)	(221,902)
Units outstanding at December 31, 2021	1,154,575	4,999,079	2,927,175	960,948	8,783,046	6,164,037

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

	Segregated Sub-Accounts
	Vanguard VIF Capital Growth	Vanguard VIF Diversified Value	Vanguard VIF Equity Income	Vanguard VIF High Yield Bond	Vanguard VIF International	Vanguard VIF Money Market
Units outstanding at December 31, 2019	2,507,341	1,282,093	2,995,546	1,089,399	6,635,647	286,369
Policy purchase payments	803,772	853,804	930,068	251,709	1,006,968	102,928
Policy terminations, withdrawal payments and charges	(327,062)	(207,025)	(415,591)	(157,480)	(788,530)	(272,848)
Units outstanding at December 31, 2020	2,984,051	1,928,872	3,510,023	1,183,628	6,854,085	116,449
Policy purchase payments	1,310,801	1,339,090	882,412	574,705	2,840,497	54,950
Policy terminations, withdrawal payments and charges	(167,489)	(94,018)	(222,719)	(41,236)	(621,003)	(8,383)
Units outstanding at December 31, 2021	4,127,363	3,173,944	4,169,716	1,717,097	9,073,579	163,016

	Segregated Sub-Accounts
	Vanguard VIF Short-Term Inv-Gr	Vanguard VIF Small Co Growth	Vanguard VIF Total Bond Market	Vanguard VIF Total Stock Market
Units outstanding at December 31, 2019	633,035	4,321,106	2,246,166	2,539,747
Policy purchase payments	397,797	856,859	1,538,868	1,031,074
Policy terminations, withdrawal payments and charges	(150,700)	(251,567)	(576,396)	(367,505)
Units outstanding at December 31, 2020	880,132	4,926,398	3,208,638	3,203,316
Policy purchase payments	1,717,673	2,244,323	1,916,107	2,078,274
Policy terminations, withdrawal payments and charges	(1,257,437)	(342,305)	(427,208)	(258,801)
Units outstanding at December 31, 2021	1,340,368	6,828,416	4,697,537	5,022,789

(a)  For the period from May 1, 2021 through December 31, 2021.

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

(7)  Financial Highlights

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios, and total returns for the years or periods ended December 31, 2021, 2020, 2019, 2018, and 2017 is as follows:

	At December 31				For the years or period ended December 31
	Units Outstanding	Unit Fair Value		Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
AB VPS Dyn Asset Alloc Cl B
2021	8,432,462	$1.39	to 1.40	$11,690,281	1.57%	(0.08)%	9.39%
2020	7,606,688	1.27	to 1.28	9,639,649	1.54%	(0.15)%	5.07%
2019	7,031,373	1.21	to 1.22	8,480,606	1.87%	(0.30)%	15.59%
2018	5,760,776	1.04	to 1.05	6,011,244	1.68%	(0.30)%	(7.07)%
2017	4,237,745	1.12	to 1.13	4,758,626	1.89%	(0.30)%	14.66%
AB VPS Intl Value Cl A
2021	1,479,650	1.10		1,627,884	2.10%	0.00%	11.08%
2020	1,349,693	0.99		1,336,758	2.35%	0.00%	2.47%
2019	636,942	0.97		615,654	0.95%	0.00%	17.14%
2018	613,516	0.83		506,252	1.57%	0.00%	(22.79)%
2017	554,766	1.07		592,879	2.30%	0.00%	25.42%
Amer Century II VP Infl Pro Cl I
2021	378,107	1.22		462,920	4.33%	0.00%	6.61%
2020	45,911	1.15		52,721	1.87%	0.00%	9.81%
2019 (a)	13,493	1.05		14,111	2.64%	0.00%	4.79%
Amer Century VP Dscplnd Core Val Cl I
2021	485,006	1.48		719,338	1.41%	0.00%	23.65%
2020	59,638	1.20		71,532	2.32%	0.00%	11.81%
2019 (a)	18,013	1.07		19,320	1.96%	0.00%	8.19%
Amer Funds IS Capital World Bond Cl 1
2021	536,882	1.11		593,454	2.69%	0.00%	(4.73)%
2020	139,392	1.16		161,723	2.11%	0.00%	10.17%
2019 (a)	26,134	1.05		27,521	2.14%	0.00%	5.40%
Amer Funds IS Global Small Cap Cl 1
2021	1,175,663	1.56		1,832,109	0.00%	0.00%	6.98%
2020	237,975	1.46		346,661	0.20%	0.00%	30.05%
2019 (a)	53,416	1.12		59,833	0.51%	0.00%	12.85%
Amer Funds IS Growth Cl 1
2021	4,833,184	2.09		10,095,510	0.59%	0.00%	22.30%
2020	896,627	1.71		1,528,478	0.70%	0.00%	52.46%
2019 (a)	189,692	1.12		212,601	1.76%	0.00%	13.03%
Amer Funds IS Growth-Inc Cl 1
2021	2,730,417	1.55		4,224,826	1.78%	0.00%	24.42%
2020	473,789	1.24		589,222	2.31%	0.00%	13.81%
2019 (a)	71,931	1.09		78,599	3.22%	0.00%	10.11%

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

	At December 31				For the years or period ended December 31
	Units Outstanding	Unit Fair Value		Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Amer Funds IS Intl Cl 1
2021	5,438,191	$1.44		$7,851,427	3.07%	0.00%	(1.24)%
2020	1,087,116	1.46		1,589,164	1.03%	0.00%	14.27%
2019	782,449	1.28		1,000,915	2.36%	0.00%	23.21%
2018	362,241	1.04		376,080	2.39%	0.00%	(12.94)%
2017	161,092	1.19		192,111	1.97%	0.00%	32.46%
Amer Funds IS New World Cl 1
2021	2,930,278	1.44		4,217,193	1.45%	0.00%	5.16%
2020	538,748	1.37		737,312	0.27%	0.00%	23.89%
2019 (a)	322,936	1.10		356,729	2.13%	0.00%	11.05%
Amer Funds IS US Govt Sec Cl 1
2021	455,258	1.13		515,710	2.06%	0.00%	(0.44)%
2020	209,407	1.14		238,268	3.41%	0.00%	10.09%
2019 (a)	11,997	1.03		12,400	3.29%	0.00%	3.44%
BlackRock Intl Index VI Cl I
2021 (b)	2,281,899	1.03		2,359,760	15.86%	(0.02)%	3.41%
BlackRock Small Cap Index VI Cl I
2021 (b)	1,978,445	0.99		1,962,551	2.47%	(0.02)%	(0.80)%
ClearBridge Sm Cap Growth Cl I
2021	786,306	1.71		1,341,374	0.00%	(0.07)%	12.71%
2020	260,027	1.51		393,446	0.00%	(0.13)%	43.51%
2019 (a)	36,589	1.05		38,553	0.00%	(0.25)%	6.52%
Delaware Ivy VIP Asset Strategy Cl II
2021	5,584,311	1.51	to 2.19	11,321,856	1.63%	(0.12)%	10.61%
2020	5,445,064	1.36	to 1.98	10,078,566	2.10%	(0.23)%	14.22%
2019	5,469,660	1.19	to 1.73	8,930,009	2.14%	(0.45)%	22.33%
2018	5,834,830	0.97	to 1.42	7,845,797	1.85%	(0.45)%	(5.01)%
2017	5,941,615	1.03	to 1.49	8,465,909	1.59%	(0.45)%	18.80%
Delaware Ivy VIP Balanced Cl II
2021	207,859	3.06		635,789	0.98%	(0.12)%	16.15%
2020	211,445	2.63		556,845	1.35%	(0.23)%	14.46%
2019	220,042	2.30		506,278	1.73%	(0.45)%	22.64%
2018	212,577	1.88		398,804	1.53%	(0.45)%	(2.80)%
2017	209,435	1.93		404,232	1.57%	(0.45)%	11.87%
Delaware Ivy VIP Core Equity Cl II
2021	960,428	5.00		4,802,862	0.53%	(0.12)%	29.14%
2020	957,052	3.87		3,705,998	0.53%	(0.23)%	21.88%
2019	986,463	3.18		3,134,015	0.55%	(0.45)%	31.68%
2018	1,063,224	2.41		2,565,189	0.45%	(0.45)%	(4.08)%
2017	1,046,382	2.52		2,631,862	0.43%	(0.45)%	21.30%

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

	At December 31			For the years or period ended December 31
	Units Outstanding	Unit Fair Value	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Delaware Ivy VIP Corporate Bond Cl II
2021	380,199	$1.84	$701,116	1.97%	(0.12)%	(0.69)%
2020	387,975	1.86	720,432	2.57%	(0.23)%	11.30%
2019	395,703	1.67	660,161	2.72%	(0.45)%	12.68%
2018	389,046	1.48	576,000	2.13%	(0.45)%	(1.46)%
2017	374,327	1.50	562,412	1.57%	(0.45)%	4.48%
Delaware Ivy VIP Energy Cl II
2021	681,783	0.53	362,790	1.45%	(0.12)%	42.22%
2020	737,047	0.37	275,773	2.18%	(0.23)%	(36.64)%
2019	506,164	0.59	298,903	0.00%	(0.45)%	3.94%
2018	409,052	0.57	232,391	0.00%	(0.45)%	(33.84)%
2017	410,601	0.86	352,573	0.87%	(0.45)%	(12.25)%
Delaware Ivy VIP Global Bond Cl II
2021	122,792	1.44	176,271	3.62%	(0.12)%	(0.69)%
2020	134,986	1.45	195,114	3.86%	(0.23)%	8.48%
2019	112,615	1.33	150,049	3.56%	(0.45)%	9.91%
2018	95,754	1.21	116,076	2.87%	(0.45)%	0.28%
2017	68,307	1.21	82,576	2.71%	(0.45)%	4.74%
Delaware Ivy VIP Global Eq Inc Cl II
2021	359,858	2.33	840,169	2.22%	(0.12)%	17.16%
2020	352,784	1.99	703,035	2.57%	(0.23)%	3.46%
2019	372,228	1.93	716,961	2.78%	(0.45)%	23.70%
2018	349,371	1.56	543,986	1.64%	(0.45)%	(11.28)%
2017	350,438	1.75	615,001	1.23%	(0.45)%	16.08%
Delaware Ivy VIP Global Growth Cl II
2021	993,582	2.58	2,564,692	0.05%	(0.12)%	18.05%
2020	921,111	2.19	2,014,136	0.41%	(0.23)%	20.94%
2019	697,758	1.81	1,261,517	0.63%	(0.45)%	26.50%
2018	672,386	1.43	961,002	0.46%	(0.45)%	(5.84)%
2017	604,224	1.52	917,190	0.05%	(0.45)%	25.08%
Delaware Ivy VIP Govt Money Market Cl II
2021	55,539	1.11	61,530	0.00%	0.00%	0.00%
2020	60,317	1.11	66,821	0.28%	0.00%	0.37%
2019	40,332	1.10	44,517	1.79%	0.00%	1.83%
2018	39,141	1.08	42,430	1.51%	0.00%	1.53%
2017	41,742	1.07	44,567	0.60%	0.00%	0.59%
Delaware Ivy VIP Growth Cl II
2021	1,253,231	6.32	7,922,215	0.00%	(0.12)%	30.23%
2020	1,249,035	4.85	6,062,939	0.00%	(0.23)%	30.94%
2019	1,106,499	3.71	4,101,771	0.00%	(0.45)%	37.20%
2018	1,056,663	2.70	2,854,942	0.03%	(0.45)%	2.75%
2017	1,021,782	2.63	2,686,868	0.24%	(0.45)%	29.92%

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

	At December 31			For the years or period ended December 31
	Units Outstanding	Unit Fair Value	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Delaware Ivy VIP High Income Cl II
2021	434,405	$2.77	$1,201,453	5.90%	(0.12)%	6.23%
2020	483,940	2.60	1,259,993	7.22%	(0.23)%	6.35%
2019	493,071	2.45	1,207,123	6.42%	(0.45)%	11.69%
2018	469,528	2.19	1,029,140	6.22%	(0.45)%	(1.67)%
2017	475,965	2.23	1,060,981	5.34%	(0.45)%	7.16%
Delaware Ivy VIP Intl Core Equity Cl II
2021	2,502,296	2.02	5,052,791	1.02%	(0.12)%	14.35%
2020	2,450,628	1.77	4,327,282	2.31%	(0.23)%	7.51%
2019	2,327,655	1.64	3,822,982	1.53%	(0.45)%	19.23%
2018	2,188,124	1.38	3,014,263	1.54%	(0.45)%	(17.44)%
2017	2,030,232	1.67	3,387,505	1.34%	(0.45)%	23.71%
Delaware Ivy VIP Limited-Term Bond Cl II
2021	137,068	1.26	172,450	1.46%	(0.12)%	(0.33)%
2020	142,278	1.26	179,604	2.71%	(0.23)%	4.45%
2019	133,355	1.21	161,161	1.79%	(0.45)%	4.70%
2018	123,443	1.15	142,487	1.84%	(0.45)%	1.24%
2017	124,012	1.14	141,394	1.63%	(0.45)%	1.86%
Delaware Ivy VIP Mid Cap Growth Cl II
2021	651,855	6.56	4,275,477	0.00%	(0.12)%	16.54%
2020	366,848	5.63	2,064,711	0.00%	(0.23)%	49.45%
2019	324,332	3.77	1,221,405	0.00%	(0.45)%	38.56%
2018	318,966	2.72	866,899	0.00%	(0.45)%	0.40%
2017	292,733	2.71	792,471	0.00%	(0.45)%	27.46%
Delaware Ivy VIP Natural Res Cl II
2021	4,891,112	0.64	3,114,573	1.55%	(0.12)%	26.87%
2020	4,692,974	0.50	2,355,380	2.29%	(0.23)%	(11.72)%
2019	3,904,428	0.57	2,219,789	0.98%	(0.45)%	9.95%
2018	3,656,476	0.52	1,890,704	0.30%	(0.45)%	(22.88)%
2017	3,393,637	0.67	2,275,489	0.13%	(0.45)%	3.43%
Delaware Ivy VIP Path Aggressive Cl II
2021	2,719,041	3.23	8,770,084	1.64%	(0.12)%	19.12%
2020	2,775,541	2.71	7,515,383	1.43%	(0.23)%	16.05%
2019	2,719,451	2.33	6,344,891	2.75%	(0.45)%	23.79%
2018	2,648,408	1.88	4,991,523	1.81%	(0.45)%	(3.83)%
2017	2,755,980	1.96	5,401,212	0.88%	(0.45)%	20.37%
Delaware Ivy VIP Path Conserv Cl II
2021	103,360	2.30	237,694	1.75%	(0.12)%	10.35%
2020	106,078	2.08	221,062	1.65%	(0.23)%	13.01%
2019	111,006	1.84	204,701	1.91%	(0.45)%	15.17%
2018	122,628	1.60	196,342	1.11%	(0.45)%	(1.48)%
2017	167,584	1.63	272,358	0.69%	(0.45)%	11.01%

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

	At December 31				For the years or period ended December 31
	Units Outstanding	Unit Fair Value		Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Delaware Ivy VIP Path Mod Aggr Cl II
2021	4,807,435	$2.95		$14,185,118	1.87%	(0.12)%	17.06%
2020	4,983,931	2.52		12,562,284	1.76%	(0.23)%	15.47%
2019	5,225,878	2.18		11,407,661	2.66%	(0.45)%	21.95%
2018	5,140,410	1.79		9,201,672	1.72%	(0.45)%	(4.27)%
2017	5,170,903	1.87		9,669,539	0.83%	(0.45)%	17.24%
Delaware Ivy VIP Path Mod Cl II
2021	1,601,275	2.72		4,359,080	1.96%	(0.12)%	14.84%
2020	1,706,628	2.37		4,045,611	1.79%	(0.23)%	14.69%
2019	1,857,597	2.07		3,839,360	2.56%	(0.45)%	19.59%
2018	2,082,885	1.73		3,599,863	1.39%	(0.45)%	(3.47)%
2017	2,346,676	1.79		4,201,405	0.75%	(0.45)%	15.21%
Delaware Ivy VIP Path Mod Cons Cl II
2021	325,438	2.52		820,216	2.02%	(0.12)%	12.55%
2020	321,198	2.24		719,284	1.77%	(0.23)%	13.86%
2019	353,683	1.97		695,622	2.30%	(0.45)%	17.37%
2018	363,261	1.68		608,714	1.54%	(0.45)%	(2.23)%
2017	541,382	1.71		927,851	0.80%	(0.45)%	13.27%
Delaware Ivy VIP Path Mod MV Cl II
2021	7,239,762	1.56	to 1.59	11,334,307	1.57%	(0.07)%	13.09%
2020	6,798,702	1.38	to 1.41	9,411,204	1.35%	(0.13)%	9.25%
2019	6,282,294	1.27	to 1.29	7,960,125	1.84%	(0.25)%	17.62%
2018	5,299,900	1.08	to 1.10	5,709,512	0.92%	(0.25)%	(3.76)%
2017	4,122,385	1.12	to 1.14	4,614,338	0.43%	(0.25)%	14.08%
Delaware Ivy VIP Science & Tech Cl II
2021	2,421,988	6.89		16,688,465	0.00%	(0.12)%	15.35%
2020	1,762,008	5.97		10,525,685	0.00%	(0.23)%	35.77%
2019	1,442,959	4.40		6,348,734	0.00%	(0.45)%	50.16%
2018	1,312,507	2.93		3,845,813	0.00%	(0.45)%	(4.80)%
2017	1,223,708	3.08		3,766,606	0.00%	(0.45)%	32.71%
Delaware Ivy VIP Securian RE Sec Cl II
2021	225,377	3.03		682,760	0.89%	(0.12)%	43.91%
2020	237,656	2.11		500,288	1.73%	(0.23)%	(2.83)%
2019	226,371	2.17		490,427	1.57%	(0.45)%	24.99%
2018	225,622	1.73		391,077	1.54%	(0.45)%	(5.14)%
2017	212,899	1.83		389,036	1.26%	(0.45)%	5.86%
Delaware Ivy VIP Small Cap Growth Cl II
2021	479,841	3.78		1,812,670	0.93%	(0.12)%	4.15%
2020	527,699	3.63		1,914,003	0.00%	(0.23)%	38.08%
2019	557,099	2.63		1,463,367	0.00%	(0.45)%	23.93%
2018	561,572	2.12		1,190,324	0.35%	(0.45)%	(3.68)%
2017	325,997	2.20		717,377	0.00%	(0.45)%	23.67%

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

	At December 31				For the years or period ended December 31
	Units Outstanding	Unit Fair Value		Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Delaware Ivy VIP Smid Cap Core Cl II
2021	520,337	$3.88		$2,016,741	0.00%	(0.12)%	20.97%
2020	356,156	3.20		1,141,117	0.00%	(0.23)%	7.35%
2019	296,276	2.98		884,271	0.00%	(0.45)%	24.89%
2018	211,445	2.39		505,316	0.12%	(0.45)%	(10.08)%
2017	219,131	2.66		582,391	0.00%	(0.45)%	14.24%
Delaware Ivy VIP Value Cl II
2021	327,779	3.40		1,114,974	1.89%	(0.12)%	31.38%
2020	373,854	2.59		967,944	1.96%	(0.23)%	2.29%
2019	352,200	2.53		891,432	0.79%	(0.45)%	26.90%
2018	325,801	1.99		649,825	1.94%	(0.45)%	(6.81)%
2017	351,473	2.14		752,299	1.37%	(0.45)%	13.00%
Fidelity VIP Bond Index IC
2021 (b)	166,034	1.01		167,395	1.90%	(0.03)%	0.82%
Fidelity VIP Equity-Income IC
2021	2,127,298	3.13		6,652,250	2.03%	(0.03)%	24.94%
2020	1,809,342	2.50		4,528,596	1.91%	(0.05)%	6.77%
2019	1,737,390	2.34		4,072,949	2.06%	(0.10)%	27.57%
2018	1,710,271	1.84		3,142,872	2.36%	(0.10)%	(8.20)%
2017	1,615,304	2.00		3,233,493	1.74%	(0.10)%	13.01%
Fidelity VIP Mid Cap IC
2021	2,550,524	3.79		9,677,568	0.69%	(0.03)%	25.65%
2020	1,950,307	3.02		5,889,591	0.67%	(0.05)%	18.27%
2019	1,793,954	2.55		4,580,628	0.89%	(0.10)%	23.57%
2018	1,664,966	2.07		3,440,327	0.67%	(0.10)%	(14.45)%
2017	1,557,230	2.42		3,761,328	0.71%	(0.10)%	20.93%
Franklin Small Cap Val VIP Cl 1
2021	5,274,232	1.92	to 3.71	14,657,667	1.14%	(0.04)%	25.74%
2020	4,595,657	1.53	to 2.95	10,672,233	1.65%	(0.08)%	5.52%
2019	3,429,802	1.45	to 2.80	8,004,408	1.28%	(0.15)%	26.91%
2018	2,996,494	1.14	to 2.21	5,667,391	1.12%	(0.15)%	(12.55)%
2017	2,606,161	1.31	to 2.52	5,771,571	0.72%	(0.15)%	11.08%
Invesco Opphmr VI Intl Growth Sr I
2021	664,449	1.47		978,062	0.00%	(0.04)%	10.28%
2020	379,190	1.33		506,142	1.00%	(0.08)%	21.61%
2019 (a)	332,407	1.10		364,863	0.02%	(0.10)%	10.23%
Invesco VI American Value Sr I
2021	1,330,810	1.57		2,086,416	0.46%	(0.04)%	28.02%
2020	705,918	1.22		864,508	0.67%	(0.08)%	1.23%
2019	126,998	1.21		153,642	0.76%	(0.15)%	25.21%
2018	87,873	0.97		84,902	0.57%	(0.15)%	(12.52)%
2017	41,475	1.10		45,806	0.91%	(0.15)%	10.17%
(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

	At December 31			For the years or period ended December 31
	Units Outstanding	Unit Fair Value	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Invesco VI Comstock Sr I
2021	1,083,497	$1.42	$1,534,969	1.94%	(0.04)%	33.43%
2020	622,299	1.06	660,718	0.93%	(0.08)%	(0.75)%
2019 (a)	10,724	1.07	11,473	3.29%	(0.15)%	7.89%
Invesco VI MS Sm Cap Sr I
2021	1,065,692	1.59	1,697,353	0.58%	(0.10)%	22.67%
2020	51,096	1.30	66,344	0.83%	(0.08)%	20.03%
2019 (a)	5,365	1.08	5,803	0.00%	(0.10)%	9.04%
Janus Henderson Balanced IS
2021	2,202,778	1.47	3,241,170	1.00%	0.00%	17.20%
2020	818,198	1.26	1,027,256	2.05%	0.00%	14.31%
2019 (a)	98,094	1.10	107,739	2.23%	0.00%	10.39%
Janus Henderson Flexible Bond IS
2021	257,570	1.16	299,649	2.26%	0.00%	(0.90)%
2020	89,033	1.17	104,517	3.73%	0.00%	10.48%
2019 (a)	13,884	1.06	14,752	2.75%	0.00%	6.16%
Janus Henderson Forty IS
2021	870,717	1.93	1,676,448	0.00%	0.00%	22.90%
2020	447,793	1.57	701,532	0.26%	0.00%	39.40%
2019 (a)	153,248	1.12	172,227	0.22%	0.00%	13.49%
Janus Henderson Mid Cap Val IS
2021	579,303	1.31	757,050	0.61%	0.00%	19.73%
2020	190,549	1.09	207,986	1.50%	0.00%	(0.92)%
2019 (a)	50,171	1.10	55,270	1.64%	0.00%	11.10%
Janus Henderson Overseas IS
2021	2,748,611	1.48	4,074,834	1.17%	0.00%	13.58%
2020	2,594,213	1.31	3,385,985	1.38%	0.00%	16.30%
2019	2,607,083	1.12	2,925,939	1.92%	0.00%	27.02%
2018	2,631,352	0.88	2,325,010	1.76%	0.00%	(14.94)%
2017	2,606,338	1.04	2,707,470	1.67%	0.00%	31.12%
Janus Henderson Research IS
2021	867,096	4.95	4,296,490	0.10%	0.00%	20.33%
2020	797,888	4.12	3,285,649	0.41%	0.00%	32.95%
2019	808,705	3.10	2,504,760	0.47%	0.00%	35.52%
2018	743,623	2.28	1,699,577	0.55%	0.00%	(2.58)%
2017	722,657	2.34	1,695,363	0.39%	0.00%	27.88%
MFS VIT – Mid Cap Growth Ser IC
2021	800,613	1.73	1,382,072	0.00%	(0.05)%	14.19%
2020	222,203	1.51	335,921	0.00%	(0.10)%	36.66%
2019 (a)	35,770	1.11	39,570	0.00%	(0.20)%	11.70%

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

	At December 31				For the years or period ended December 31
	Units Outstanding	Unit Fair Value		Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
MFS VIT II – Intl Intrinsic Val IC
2021	4,350,794	$1.95	to 1.98	$8,604,762	0.35%	(0.05)%	10.63%
2020	3,744,221	1.76	to 1.79	6,699,327	1.02%	(0.10)%	20.68%
2019	3,393,103	1.46	to 1.49	5,030,573	1.91%	(0.20)%	26.20%
2018	2,839,088	1.16	to 1.18	3,335,593	1.17%	(0.20)%	(9.31)%
2017	2,034,403	1.28	to 1.30	2,637,229	1.65%	(0.20)%	27.40%
MorgStanley VIF Emg Mk Eq Cl 2
2021	4,167,446	1.41	to 1.47	6,066,410	0.79%	(0.13)%	3.13%
2020	3,790,787	1.37	to 1.42	5,359,412	1.33%	(0.25)%	14.75%
2019	3,371,463	1.19	to 1.24	4,163,618	0.99%	(0.50)%	20.05%
2018	2,721,906	0.99	to 1.03	2,800,987	0.40%	(0.35)%	(17.20)%
2017	2,376,047	1.20	to 1.25	2,957,990	0.72%	(0.35)%	35.49%
Morningstar Aggr Growth ETF Cl I
2021	31,913,098	2.14	to 2.67	76,193,213	1.35%	(0.06)%	18.67%
2020	29,798,743	1.80	to 2.25	60,173,583	2.17%	(0.07)%	10.44%
2019	28,109,420	1.63	to 2.04	51,854,932	1.88%	(0.13)%	22.60%
2018	25,991,876	1.33	to 1.66	39,540,314	1.64%	(0.13)%	(9.05)%
2017	24,132,551	1.46	to 1.83	41,004,562	1.53%	(0.13)%	20.32%
Morningstar Balanced ETF Cl I
2021	10,314,816	1.77	to 2.27	22,203,578	1.69%	(0.06)%	11.07%
2020	8,193,546	1.59	to 2.05	16,270,528	2.41%	(0.07)%	9.51%
2019	7,926,378	1.46	to 1.87	14,390,997	2.35%	(0.13)%	16.72%
2018	8,039,450	1.25	to 1.60	12,560,050	2.24%	(0.13)%	(5.90)%
2017	7,839,863	1.32	to 1.70	13,066,005	2.00%	(0.13)%	13.79%
Morningstar Conservative ETF Cl I
2021	1,674,500	1.36	to 1.67	2,691,802	1.77%	(0.06)%	2.58%
2020	1,385,956	1.32	to 1.63	2,173,015	1.83%	(0.07)%	6.89%
2019	1,610,642	1.24	to 1.52	2,390,239	2.34%	(0.13)%	9.89%
2018	1,553,244	1.13	to 1.39	2,102,025	2.40%	(0.13)%	(1.96)%
2017	1,570,689	1.15	to 1.41	2,181,315	1.92%	(0.13)%	6.58%
Morningstar Growth ETF Cl I
2021	36,213,065	1.99	to 2.54	88,363,666	1.46%	(0.06)%	15.16%
2020	35,416,574	1.73	to 2.21	75,329,634	2.34%	(0.07)%	10.36%
2019	35,127,505	1.56	to 2.00	67,996,016	1.95%	(0.13)%	20.29%
2018	38,092,159	1.30	to 1.66	61,213,192	1.85%	(0.13)%	(7.73)%
2017	38,989,765	1.41	to 1.80	68,253,548	1.60%	(0.13)%	17.83%
Morningstar Inc & Gro Asset All Cl I
2021	3,185,721	1.56	to 1.96	5,612,591	1.97%	(0.06)%	6.73%
2020	1,621,364	1.46	to 1.84	2,902,126	2.67%	(0.07)%	8.82%
2019	1,490,250	1.34	to 1.69	2,456,261	2.35%	(0.13)%	13.34%
2018	1,638,454	1.19	to 1.49	2,398,218	2.36%	(0.13)%	(3.87)%
2017	1,723,136	1.23	to 1.55	2,639,292	2.12%	(0.13)%	10.26%

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

	At December 31				For the years or period ended December 31
	Units Outstanding	Unit Fair Value		Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Neuberger Berman Sustain Eq Cl I
2021	343,805	$1.62		$555,288	0.41%	0.00%	23.48%
2020	232,384	1.31		303,967	1.19%	0.00%	19.56%
2019 (a)	22,103	1.09		24,181	0.44%	0.00%	10.59%
PIMCO VIT Global Div Alloc Adv Cl
2021	7,009,912	1.45	to 1.47	10,185,597	9.95%	(0.07)%	8.61%
2020	6,415,269	1.34	to 1.35	8,581,793	3.20%	(0.13)%	4.15%
2019	5,874,313	1.28	to 1.30	7,544,836	2.71%	(0.20)%	21.86%
2018	4,746,916	1.05	to 1.06	5,003,195	1.92%	(0.20)%	(8.86)%
2017	3,531,621	1.16	to 1.17	4,084,126	3.24%	(0.25)%	17.10%
PIMCO VIT Low Duration IS
2021	204,176	1.05		214,267	0.70%	0.00%	(0.78)%
2020	61,341	1.06		64,878	1.18%	0.00%	3.15%
2019 (a)	12,161	1.03		12,470	1.94%	0.00%	2.53%
PIMCO VIT Total Return IS
2021	1,368,246	1.13		1,548,217	2.00%	0.00%	(1.12)%
2020	441,735	1.14		505,492	2.23%	0.00%	8.81%
2019 (a)	181,826	1.05		191,222	2.22%	0.00%	5.16%
Putnam VT Growth Opp Cl IA
2021	1,206,648	1.91		2,301,659	0.00%	0.00%	23.00%
2020	486,110	1.55		753,853	0.20%	0.00%	39.09%
2019 (a)	230,656	1.11		257,176	0.00%	0.00%	12.37%
Putnam VT Intl Eq Cl IA
2021	113,329	1.34		152,357	1.08%	0.00%	9.09%
2020	43,197	1.23		53,233	1.49%	0.00%	12.35%
2019 (a)	18,470	1.10		20,259	0.00%	0.00%	10.25%
Putnam VT Intl Val Cl IA
2021 (b)	374,530	1.02		382,160	0.00%	0.00%	2.04%
Putnam VT Lg Cap Val Cl IA
2021	441,578	1.51		667,427	1.13%	0.00%	27.62%
2020	142,484	1.18		168,752	1.67%	0.00%	6.06%
2019 (a)	23,414	1.12		26,147	0.00%	0.00%	12.46%
SFT Bal Stabilization
2021	16,213,111	1.81	to 1.83	29,333,250	0.00%	(0.07)%	13.56%
2020	15,503,222	1.59	to 1.61	24,699,324	0.00%	(0.13)%	10.86%
2019	14,803,274	1.44	to 1.46	21,272,697	0.00%	(0.25)%	21.11%
2018	13,030,674	1.19	to 1.20	15,459,234	0.00%	(0.25)%	(2.67)%
2017	11,065,343	1.22	to 1.23	13,487,355	0.00%	(0.22)%	18.12%

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

	At December 31				For the years or period ended December 31
	Units Outstanding	Unit Fair Value		Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
SFT Core Bond Cl 1
2021	5,156,658	$1.27	to 1.75	$7,722,940	0.00%	(0.02)%	(0.26)%
2020	3,539,229	1.27	to 1.75	5,500,035	0.00%	(0.03)%	7.19%
2019	3,455,828	1.18	to 1.64	5,031,827	0.00%	(0.05)%	9.23%
2018	2,704,031	1.08	to 1.50	3,609,403	0.00%	(0.05)%	(0.54)%
2017	1,896,656	1.09	to 1.51	2,597,293	0.00%	(0.05)%	5.00%
SFT Delaware Ivy Growth
2021	1,788,208	3.20	to 3.28	5,825,787	0.00%	(0.12)%	30.49%
2020	1,550,493	2.45	to 2.51	3,871,060	0.00%	(0.23)%	31.09%
2019	1,131,769	1.87	to 1.92	2,153,332	0.00%	(0.45)%	37.10%
2018	800,223	1.36	to 1.40	1,110,487	0.00%	(0.45)%	2.67%
2017	374,799	1.33	to 1.36	506,864	0.00%	(0.45)%	29.80%
SFT Delaware Ivy Small Cap Growth
2021	2,006,466	2.41	to 2.49	4,934,291	0.00%	(0.12)%	4.74%
2020	1,367,407	2.30	to 2.37	3,224,086	0.00%	(0.23)%	36.67%
2019	977,917	1.68	to 1.74	1,686,254	0.00%	(0.45)%	24.22%
2018	672,789	1.35	to 1.40	935,532	0.00%	(0.45)%	(3.49)%
2017	429,302	1.40	to 1.45	619,369	0.00%	(0.45)%	25.86%
SFT Eq Stabilization
2021	10,537,037	1.41	to 1.45	15,249,329	0.00%	(0.07)%	12.28%
2020	9,418,682	1.26	to 1.29	12,139,049	0.00%	(0.13)%	(5.19)%
2019	8,302,330	1.32	to 1.36	11,287,859	0.00%	(0.25)%	16.97%
2018	6,500,479	1.13	to 1.16	7,556,092	0.00%	(0.25)%	(4.70)%
2017	4,368,005	1.19	to 1.22	5,328,803	0.00%	(0.22)%	16.51%
SFT Govt Money Market
2021	8,435,458	1.02		8,568,751	0.00%	(0.07)%	0.09%
2020	35,128	1.01		35,648	0.17%	(0.13)%	0.38%
2019 (a)	23,457	1.01		23,715	0.76%	(0.25)%	1.09%
SFT Index 400 MC Cl 1
2021	8,266,747	2.01	to 4.25	25,323,072	0.00%	(0.02)%	24.33%
2020	6,034,304	1.62	to 3.42	15,834,129	0.00%	(0.03)%	13.39%
2019	5,141,154	1.43	to 3.02	12,085,390	0.00%	(0.05)%	25.89%
2018	4,048,539	1.13	to 2.40	7,656,747	0.00%	(0.05)%	(11.31)%
2017	2,948,734	1.28	to 2.70	6,372,101	0.00%	(0.05)%	15.96%
SFT Index 500 Cl 1
2021	21,134,673	2.52	to 4.65	77,729,611	0.00%	(0.03)%	28.39%
2020	16,048,761	1.96	to 3.62	48,099,792	0.00%	(0.05)%	18.28%
2019	13,518,913	1.66	to 3.06	34,914,000	0.00%	(0.10)%	31.33%
2018	10,025,457	1.26	to 2.33	19,652,665	0.00%	(0.10)%	(4.47)%
2017	7,795,082	1.32	to 2.44	16,311,308	0.00%	(0.10)%	21.66%

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

	At December 31				For the years or period ended December 31
	Units Outstanding	Unit Fair Value		Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
SFT Intl Bond Cl 1
2021	1,154,575	$1.54		$1,778,883	0.00%	0.00%	(3.78)%
2020	956,506	1.60		1,531,534	0.00%	0.00%	(6.12)%
2019	818,326	1.71		1,395,694	0.00%	0.00%	1.93%
2018	739,424	1.67		1,237,237	0.00%	0.00%	1.46%
2017	687,606	1.65		1,133,940	0.00%	0.00%	1.38%
SFT Real Estate Cl 1
2021	4,999,079	1.93	to 3.57	13,162,040	0.00%	(0.03)%	44.46%
2020	3,245,359	1.34	to 2.47	6,432,864	0.00%	(0.05)%	(2.52)%
2019	2,801,049	1.37	to 2.54	5,827,812	0.00%	(0.10)%	24.99%
2018	2,402,122	1.10	to 2.03	4,096,140	0.00%	(0.10)%	(5.07)%
2017	1,933,959	1.16	to 2.14	3,556,625	0.00%	(0.10)%	5.74%
SFT T. Rowe Price Value
2021	2,927,175	2.05	to 2.10	6,072,678	0.00%	(0.12)%	29.63%
2020	2,071,636	1.58	to 1.62	3,318,634	0.00%	(0.23)%	10.40%
2019	1,560,586	1.43	to 1.46	2,266,989	0.00%	(0.45)%	26.42%
2018	1,271,719	1.13	to 1.16	1,462,598	0.00%	(0.45)%	(9.39)%
2017	828,098	1.25	to 1.28	1,053,894	0.00%	(0.45)%	19.14%
SFT Wellington Core Equity Cl 1
2021	960,948	2.36	to 2.42	2,285,214	0.00%	(0.06)%	24.28%
2020	552,834	1.90	to 1.95	1,060,459	0.00%	(0.12)%	18.44%
2019	397,187	1.60	to 1.65	644,194	0.00%	(0.22)%	34.33%
2018	226,282	1.19	to 1.22	274,520	0.00%	(0.20)%	(1.89)%
2017	135,773	1.22	to 1.25	168,249	0.00%	(0.20)%	21.66%
TOPS Mgd Risk Flex ETF
2021	8,783,046	1.33	to 1.35	11,716,309	0.85%	(0.07)%	8.89%
2020	8,185,814	1.22	to 1.24	10,027,771	1.85%	(0.13)%	5.33%
2019	7,582,832	1.16	to 1.17	8,819,279	1.71%	(0.25)%	14.86%
2018	6,470,208	1.01	to 1.02	6,551,869	1.27%	(0.25)%	(6.22)%
2017	4,943,171	1.08	to 1.09	5,337,296	1.14%	(0.25)%	11.52%
Vanguard VIF Balanced
2021	6,164,037	3.38		20,816,016	1.68%	0.00%	19.02%
2020	4,619,194	2.84		13,106,712	2.58%	0.00%	10.68%
2019	3,888,675	2.56		9,969,212	2.56%	0.00%	22.48%
2018	3,315,343	2.09		6,939,129	2.15%	0.00%	(3.41)%
2017	2,695,148	2.17		5,840,147	2.22%	0.00%	14.72%
Vanguard VIF Capital Growth
2021	4,127,363	5.54		22,847,132	0.86%	0.00%	21.54%
2020	2,984,051	4.55		13,590,666	1.39%	0.00%	17.47%
2019	2,507,341	3.88		9,720,959	1.07%	0.00%	26.50%
2018	2,521,219	3.06		7,727,199	0.83%	0.00%	(1.18)%
2017	2,363,671	3.10		7,330,697	1.10%	0.00%	28.83%

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

	At December 31				For the years or period ended December 31
	Units Outstanding	Unit Fair Value		Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Vanguard VIF Diversified Value
2021	3,173,944	$3.43		$10,900,124	0.94%	0.00%	30.47%
2020	1,928,872	2.63		5,077,394	2.42%	0.00%	11.78%
2019	1,282,093	2.35		3,019,227	2.66%	0.00%	25.70%
2018	1,040,435	1.87		1,949,233	2.35%	0.00%	(9.12)%
2017	848,095	2.06		1,748,259	2.61%	0.00%	13.16%
Vanguard VIF Equity Income
2021	4,169,716	3.77		15,723,396	1.84%	0.00%	25.33%
2020	3,510,023	3.01		10,561,014	2.61%	0.00%	3.25%
2019	2,995,546	2.91		8,729,447	2.37%	0.00%	24.43%
2018	2,725,954	2.34		6,384,254	2.17%	0.00%	(5.96)%
2017	2,375,986	2.49		5,917,589	2.36%	0.00%	18.25%
Vanguard VIF High Yield Bond
2021	1,717,097	2.39		4,110,643	3.70%	0.00%	3.68%
2020	1,183,628	2.31		2,732,995	5.34%	0.00%	5.67%
2019	1,089,399	2.19		2,380,403	5.62%	0.00%	15.67%
2018	971,175	1.89		1,834,536	4.63%	0.00%	(2.73)%
2017	877,598	1.94		1,704,322	4.55%	0.00%	7.01%
Vanguard VIF International
2021	9,073,579	2.71	to 3.22	27,627,884	0.25%	0.00%	(1.54)%
2020	6,854,085	2.75	to 3.27	21,045,048	1.18%	0.00%	57.58%
2019	6,635,647	1.75	to 2.08	12,960,498	1.34%	0.00%	31.22%
2018	5,362,407	1.33	to 1.58	7,987,100	0.71%	0.00%	(12.61)%
2017	4,221,569	1.52	to 1.81	7,190,988	0.99%	0.00%	42.67%
Vanguard VIF Money Market
2021	163,016	1.10		180,152	0.01%	0.00%	0.01%
2020	116,449	1.10		128,677	0.73%	0.00%	0.51%
2019	286,369	1.10		314,791	2.32%	0.00%	2.26%
2018	1,025,531	1.07		1,102,330	1.94%	0.00%	1.98%
2017	1,152,600	1.05		1,214,908	0.98%	0.00%	1.01%
Vanguard VIF Short-Term Inv-Gr
2021	1,340,368	1.48		1,985,072	1.75%	0.00%	(0.45)%
2020	880,132	1.49		1,309,397	2.56%	0.00%	5.50%
2019	633,035	1.41		892,732	2.53%	0.00%	5.69%
2018	538,900	1.33		719,038	1.71%	0.00%	1.04%
2017	522,227	1.32		689,619	1.95%	0.00%	2.09%
Vanguard VIF Small Co Growth
2021	6,828,416	2.16	to 5.13	24,301,622	0.34%	0.00%	14.22%
2020	4,926,398	1.89	to 4.49	17,145,814	0.62%	0.00%	23.18%
2019	4,321,106	1.54	to 3.65	12,513,809	0.48%	0.00%	28.11%
2018	3,737,529	1.20	to 2.85	8,676,006	0.36%	0.00%	(7.26)%
2017	3,064,944	1.29	to 3.07	7,726,638	0.44%	0.00%	23.46%

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

	At December 31			For the years or period ended December 31
	Units Outstanding	Unit Fair Value	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Vanguard VIF Total Bond Market
2021	4,697,537	$1.65	$7,755,340	1.79%	0.00%	(1.72)%
2020	3,208,638	1.68	5,389,804	2.27%	0.00%	7.58%
2019	2,246,166	1.56	3,507,174	2.41%	0.00%	8.67%
2018	1,777,658	1.44	2,554,102	2.26%	0.00%	(0.13)%
2017	1,611,565	1.44	2,318,461	2.28%	0.00%	3.48%
Vanguard VIF Total Stock Market
2021	5,022,789	4.62	23,222,161	1.02%	0.00%	25.64%
2020	3,203,316	3.68	11,787,964	1.52%	0.00%	20.55%
2019	2,539,747	3.05	7,752,582	1.49%	0.00%	30.75%
2018	2,158,023	2.33	5,038,120	1.45%	0.00%	(5.34)%
2017	1,909,454	2.47	4,709,183	1.76%	0.00%	20.97%

* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the underlying fund, divided by the average net assets. These ratios exclude unit value credits that result in a direct increase in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the sub-account does not record investment income. For periods less than one year, the ratios have been annualized.

** This ratio represents the applicable unit value credits. The ratios that include a unit value credit result in a direct increase in the unit values. Charges made directly to a policy owner's account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect all items included in the expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period. Some individual policy total returns may differ from the stated return due to new products that launched during the period.

(a) For the period from May 1, 2019 through December 31, 2019.

(b) For the period from May 1, 2021 through December 31, 2021.

(8)  Subsequent Events

Management has evaluated subsequent events through March 25, 2022, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

MINNESOTA LIFE INSURANCE COMPANY

Statutory Financial Statements
and Financial Statement Schedules

December 31, 2021

Independent Auditors’ Report

The Board of Directors and Stockholder Minnesota Life Insurance Company:

Opinions
We have audited the financial statements of Minnesota Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of
December 31, 2021 and 2020, and the related statutory statements of operations and capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2021, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2021 in accordance with accounting practices prescribed or permitted by the Minnesota Department of Commerce described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for the each of the years in the three-year period ended December 31, 2021.

Basis for Opinions
We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Minnesota Department of Commerce, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and
U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

1

Responsibilities of Management for the Financial Statements
Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Minnesota Department of Commerce. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements
Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

a.Exercise professional judgment and maintain professional skepticism throughout the audit.
b.Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
c.Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
d.Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
e.Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the schedule of selected financial data, the schedule of supplemental investment risks interrogatories, the summary investment schedule and the schedule of supplemental reinsurance risks interrogatories is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Minnesota Department of Commerce.

2

Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Minneapolis, Minnesota March 31, 2022
3

MINNESOTA LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus
December 31, 2021 and 2020
(in thousands)

Admitted Assets	2021	2020

Bonds	$22,604,906	$20,270,889
Common stocks	542,561	484,057
Mortgage loans, net	4,797,976	4,591,098
Derivative instruments	1,051,918	1,392,416
Other invested assets	1,581,643	1,276,195
Policy loans	684,899	643,006
Investments in affiliated companies	476,107	446,791
Cash, cash equivalents and short-term investments	335,430	230,319
Total invested assets	32,075,440	29,334,771

Premiums deferred and uncollected	186,861	351,588
Current income tax recoverable	44,481	15,457
Deferred income taxes	66,330	87,518
Other assets	667,124	466,735
Total assets, excluding separate accounts	33,040,236	30,256,069

Separate account assets	33,956,122	29,949,850
Total assets	$66,996,358	$60,205,919

Liabilities and Capital and Surplus

Liabilities:
Policy reserves:
Life insurance	$14,726,334	$12,950,687
Annuities and other fund deposits	10,831,115	9,931,647
Accident and health	181,466	164,219
Policy claims in process of settlement	496,599	558,785
Dividends payable to policyholders	31,169	34,542
Other policy liabilities	1,694,760	1,680,769
Asset valuation reserve	451,593	378,709
Accrued commissions and expenses	162,250	129,163
Other liabilities	1,087,965	1,108,646
Total liabilities, excluding separate accounts	29,663,251	26,937,167

Separate account liabilities	33,930,177	29,920,160
Total liabilities	63,593,428	56,857,327

Capital and surplus:
Common stock, $1 par value, 5,000,000 shares authorized,
issued and outstanding	5,000	5,000
Additional paid in capital	316,540	216,540
Surplus notes	118,000	118,000
Unassigned surplus	2,963,390	3,009,052
Total capital and surplus	3,402,930	3,348,592
Total liabilities and capital and surplus	$66,996,358	$60,205,919
See accompanying notes to statutory financial statements.

4

MINNESOTA LIFE INSURANCE COMPANY
Statutory Statements of Operations and Capital and Surplus
Years ended December 31, 2021, 2020 and 2019
(in thousands)

Statements of Operations	2021	2020	2019

Revenues:
Premiums	$3,144,905	$3,705,333	$3,746,844
Annuity considerations	4,601,663	3,958,327	4,875,299
Net investment income	1,099,963	972,426	883,733
Investment management, administration and contract guarantee fees	303,673	278,611	277,734
Other income	129,974	142,822	144,456
Total revenues	9,280,178	9,057,519	9,928,066

Benefits and expenses:
Policyholder benefits	5,939,507	8,656,114	5,082,862
Increase in policy reserves	2,725,664	2,589,548	3,411,475
General insurance expenses and taxes	442,398	475,604	452,960
Salaries and wages	256,819	223,830	205,738
Group service and administration fees	69,140	63,827	63,673
Commissions	548,767	483,082	528,374
Separate account transfers, net	(115,791)	(3,312,811)	247,614
Total benefits and expenses	9,866,504	9,179,194	9,992,696

Loss from operations before dividends, federal
income taxes and net realized capital gains (losses)	(586,326)	(121,675)	(64,630)

Dividends to policyholders	32,106	34,728	40,829
Loss from operations before federal income tax expense (benefit)
and net realized capital gains (losses)	(618,432)	(156,403)	(105,459)

Federal income tax expense (benefit)	(140,253)	(45,725)	10,477
Loss from operations before net realized capital gains (losses)	(478,179)	(110,678)	(115,936)

Net realized capital gains (losses), net of transfers to interest
maintenance reserve and federal income taxes	453,114	85,831	(40,295)
Net loss	$(25,065)	$(24,847)	$(156,231)

Statements of Capital and Surplus

Capital and surplus, beginning of year	$3,348,592	$3,148,865	$2,848,967
Net loss	(25,065)	(24,847)	(156,231)
Net change in unrealized capital gains and losses	51,257	145,140	415,781
Net change in deferred income tax	(9,946)	(133,111)	112,220
Change in asset valuation reserve	(72,884)	(65,413)	(151,185)
Net change in separate account surplus	226	(1,226)	3,335
Dividends to stockholder	(8,402)	(1,967)	—
Change in unauthorized reinsurance	5,667	(2,251)	(1,330)
Change in non-admitted assets	(21,746)	42,878	71,066
Change in reserves due to change in valuation basis	33,306	96,659	43,552
Capital contribution	100,000	—	—
Change in accounting principle	—	124,282	—
Other, net	1,925	19,583	(37,310)
Capital and surplus, end of year	$3,402,930	$3,348,592	$3,148,865

See accompanying notes to statutory financial statements.

5

MINNESOTA LIFE INSURANCE COMPANY
Statutory Statements of Cash Flow
Years ended December 31, 2021, 2020 and 2019
(in thousands)

Cash Flow from Operating Activities	2021	2020	2019

Revenues:
Premiums and annuity considerations	$8,333,980	$8,075,231	$9,094,816
Net investment income	1,120,933	974,520	872,727
Total receipts	9,454,913	9,049,751	9,967,543

Benefits and expenses paid:
Policyholder benefits	6,246,240	8,466,576	5,174,334
Dividends to policyholders	35,479	38,627	42,877
Commissions and expenses	1,270,489	1,225,635	1,199,259
Separate account transfer, net	(136,453)	(3,325,428)	249,800
Federal income taxes	(23,004)	(3,992)	60,684
Total payments	7,392,751	6,401,418	6,726,954

Cash provided from operations	2,062,162	2,648,333	3,240,589

Cash Flow from Investing Activities

Proceeds from investments sold, matured or repaid:
Bonds	3,572,721	3,265,050	2,864,055
Common stocks	259,901	189,539	148,202
Mortgage loans	831,081	471,211	500,659
Derivative instruments	694,516	435,871	286,560
Other invested assets	237,885	119,456	112,254
Separate account redemptions	3,621	6,097	294
	5,599,725	4,487,224	3,912,024

Cost of investments acquired:
Bonds	5,979,215	5,422,410	5,438,196
Common stocks	218,916	206,648	176,235
Mortgage loans	1,038,038	913,419	1,034,674
Derivative instruments	337,393	316,745	292,474
Other invested assets	275,540	157,485	156,043
Separate account investments	2,285	957	373
Securities in transit, net	(220,043)	91,568	22,986
Other provided, net	42,979	55,158	69,206
	7,674,323	7,164,390	7,190,187

Cash applied to investing	(2,074,598)	(2,677,166)	(3,278,163)

Cash Flow from Financing and Miscellaneous Activities

Borrowed money, net	25,000	—	(50,000)
Net deposits on deposit-type contract funds	18,822	15,723	59,115
Contributed capital	100,000	—	—
Other cash provided (applied)	(26,275)	96,848	113,522

Cash provided from financing	117,547	112,571	122,637

Reconciliation of Cash, Cash Equivalents and Short-term Investments

Net change in cash, cash equivalents and short-term investments	105,111	83,738	85,063
Beginning of the year	230,319	146,581	61,518
End of the year	$335,430	$230,319	$146,581
See accompanying notes to statutory financial statements.

6

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements
December 31, 2021, 2020 and 2019
(in thousands)

(1) Nature of Operations

Organization and Description of Business

Minnesota Life Insurance Company (the Company), a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG), both directly and through its subsidiaries and controlled affiliates, provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

The Company, which operates in the United States, generally offers the following types of products:

•Fixed, indexed and variable universal life, term life and whole life insurance products to individuals through affiliated and independent channel partners.
•Immediate and deferred annuities, with fixed, indexed, and variable investment options through affiliated and independent channel partners.
•Group life insurance and voluntary products to private and public employers.
•Customized retirement options to employers and investment firms through affiliated and independent channel partners as well as direct relationships.
•Life insurance protection through banks, credit unions, and finance companies.

(2) Summary of Significant Accounting Policies

The accompanying statutory financial statements of Minnesota Life Insurance Company have been prepared in accordance with accounting practices prescribed or permitted by the Minnesota Department of Commerce. The Minnesota Department of Commerce recognizes statutory accounting practices prescribed or permitted by the state of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Law. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the state of Minnesota. The state has adopted the prescribed accounting practices as stated in NAIC SAP, without modification. The Company has no material statutory accounting practices that differ from those of the state of Minnesota or the NAIC accounting practices. See note 13 Capital and Surplus and Dividends for discussion of statutory dividend limitations. These practices differ from U.S. generally accepted accounting principles (GAAP).

The more significant differences, of which the aggregate effects are material are as follows:

•Acquisition costs, such as commissions and other costs incurred in connection with the successful acquisition of new and renewal business, are charged to current operations as incurred whereas premiums are recognized as earned over the premium paying periods of the policies and contracts. Under GAAP, acquisition costs are capitalized and charged to operations as the revenues or expected gross profits are recognized.

•Certain assets are designated as "non-admitted" and changes in such amounts are charged directly to unassigned surplus.

•Policy reserves are based on methods prescribed by the NAIC, which include mortality and interest assumptions without consideration for lapses or withdrawals. Under GAAP, policy reserves are based on current best estimates or locked in best estimate assumptions on the date of issuance with a provision for adverse deviation, which include considerations for lapses and withdrawals.

(Continued)
7

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

The more significant differences, of which the aggregate effects are material are as follows (Continued):

•The Company is required to establish an asset valuation reserve (AVR) and an interest maintenance reserve (IMR). The AVR provides for a standardized statutory investment valuation reserve for bonds, preferred stocks, short-term investments, mortgage loans, common stocks, real estate and other invested assets. Changes in this reserve are recorded as direct charges or credits to surplus. The IMR is designed to defer net realized capital gains and losses resulting from changes in the level of interest rates in the market and to amortize them over the remaining life of the bond or mortgage loan sold. The IMR represents the unamortized portion of the bond or mortgage loan not yet taken into income. If IMR is negative, it is designated as non-admitted and is directly charged to unassigned surplus. For securities the Company intends to sell in which a write-down is necessary, the Company reviews whether the realized loss affects the IMR or AVR. There are no such requirements on a GAAP basis.

•Investments, other than common stocks, preferred stocks and investments in subsidiaries, are carried at values prescribed by the NAIC. GAAP requires investments, other than common stocks, preferred stocks and investments in subsidiaries, to be classified as held-to-maturity securities, which are reported at amortized cost, trading securities, which are reported at fair value through earnings, or available-for-sale securities, which are reported at fair value through equity.

•Investments in common stocks and preferred stocks are carried at values prescribed by the NAIC. GAAP requires common stocks and preferred stocks to be reported at fair value through earnings.

•Bonds that have been assigned the NAIC Category 6 designation are carried at the appropriate NAIC carrying value of fair value or cost. There are no such requirements on a GAAP basis.

•Undistributed income and capital gains and losses for limited partnership alternative investments are reported in capital and surplus as unrealized gains and losses until realized. Under GAAP, specialized accounting treatment for investment companies requires unrealized gains and losses on these alternative investments to be included in earnings.

•Investments in subsidiaries are carried at the audited net equity values as prescribed by the NAIC. Changes in equity values related to earnings are reflected in surplus, and other equity changes are reflected in surplus as charges or credits to unrealized gains and losses. GAAP requires subsidiaries and certain variable interest entities to be consolidated.

•Deferred federal income taxes are provided for the tax effects of certain income and expense items recognized for income tax purposes in different years than for financial reporting purposes. The change in the net deferred tax asset or liability is reflected in surplus. Admittance testing may result in a charge to capital and surplus for non-admitted portions of the net deferred tax asset. GAAP requires the change to be reported in operations or other comprehensive income.

•In determining the need for tax contingency reserves, consideration is given to whether it is more-likely-than-not that specific uncertain tax benefits will be realized. GAAP subsequently subjects the tax benefits to an additional quantitative measurement step.

•Goodwill is admitted subject to a 10% limitation on surplus and amortized over the useful life of the goodwill, not to exceed 10 years. Under GAAP, goodwill, which is considered to have an indefinite useful life, is tested using either a qualitative or quantitative approach for impairment and a loss is recorded, when appropriate.

•Surplus notes are classified as capital and surplus. Under GAAP, surplus notes are classified as liabilities.

•Rental income on home office properties owned by the Company is recognized by the Company and a similar amount of rental expense is recognized as a charge for the related office space. Under GAAP, there is no recognition of either rental income or rental expense on home office properties owned by the Company.

•Certain assets and liabilities are recorded net of the effects of related reinsurance, which is not permitted by GAAP.

•The statutory financial statements do not include accumulated other comprehensive income (loss) as required by GAAP.

(Continued)
8

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

The more significant differences, of which the aggregate effects are material are as follows (Continued):

•Nontraditional life products include individual adjustable life, universal life and variable life insurance and group universal and variable life insurance. Revenues from nontraditional life products and deferred annuities consist of premiums received rather than policy and contract fees charged for the cost of insurance, policy administration and surrenders as required under GAAP.

•The statutory statements of cash flow do not classify cash flow consistent with GAAP and a reconciliation of net income to net cash provided from operating activities is not provided.

•Statutory policyholder dividend liabilities are required to be calculated including dividends anticipated to be paid in the next twelve months. GAAP requires a dividend accrual representing dividends due and unpaid through the current year-end.

•The calculation of reserves and transfers in the Separate Account Statement requires the use of a Commissioners’ Annuity Reserve Valuation Method (CARVM) allowance on annuities and a Commissioners’ Reserve Valuation Method (CRVM) allowance on certain life products for statutory reporting. There is no such requirement on a GAAP basis.

•Derivative instruments are recorded at fair value or amortized cost. Changes in derivative instruments recognized at fair value, other than hedges, are recorded as unrealized capital gains and losses on the statutory statements of capital and surplus. Hedges are held using the same accounting methodology as the hedged item. Under GAAP reporting, derivative instruments are held at fair value. Changes in fair value are recorded to realized capital gains and losses, policyholder benefits in the case of certain life insurance product hedging or unrealized capital gains and losses depending on the nature of the hedging relationship, if any, that are designated.

•A deferred premium asset is established to recognize receipt of premiums on a payment mode other than annual. This asset is considered an offset to statutory reserve calculations which use only annual modal premium assumptions. Deferred premiums are calculated from the current statement date to policy anniversary date. On a GAAP basis, deferred premiums are netted against policy reserves and are generally calculated as a constant of gross premiums.

•Policy and contract fees are recognized through the statements of operations as received. Under GAAP, these amounts are reported as unearned revenue and are recognized in operations over the period in which the services are provided.

•The Company periodically invests money in its separate accounts, which is reported as a component of separate account assets and unassigned surplus. On a GAAP basis, these investments are reported as investments in equity securities, based on the underlying characteristics of the investment.

•Separate account assets and liabilities include certain market value adjusted fixed annuity and investment options on variable annuities. Notwithstanding the market value adjustment feature, the investment performance of the separate account assets is not being passed to the contractholder, and therefore, on a GAAP basis the contract is not reported in the separate account. Rather, the components of the spread on a book value basis are recorded in interest income and interest credited and realized gains and losses on investments and market value adjustments on contract surrenders are recognized as incurred. For GAAP, the contract liability is included in policy and contract balances and the assets are recorded within invested assets.

•The Company issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder a return of no less than one of the following upon a qualifying event: (a) total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization. The Company also issues universal life and variable universal life contracts where the Company provides to the contractholder a no-lapse guarantee and fixed indexed annuities with a guaranteed income in excess of account value. Statutory reserving methodologies consistent with other policy reserves and state requirements are established connected to these guarantees. GAAP requires the calculation of an additional liability related to these guarantees, specifically where product features produce an earnings pattern of profits followed by losses. Certain guarantees are considered embedded derivatives for GAAP. A separate reserve or an embedded derivative related to these guarantees is not required in statutory reporting.

(Continued)
9

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

The more significant differences, of which the aggregate effects are material are as follows (Continued):

•The Company also issues certain fixed indexed annuity and indexed universal life contracts that contain features which are considered to be embedded derivatives that are not separated between components and are accounted for consistent with the host contract. Under GAAP, the embedded derivative is bifurcated from the host contract and accounted for separately as a derivative carried at fair value with changes in fair value recorded in net income.

•GAAP requires that sales inducements be deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. A separate asset related to sales inducements is not allowed under statutory reporting.

The significant accounting policies that are reflected in the accompanying statutory financial statements are as follows:

New Accounting Pronouncements

In July 2020 the NAIC adopted revisions to Statements of Statutory Accounting Principles (SSAP) 26R, Bonds, that requires the Company to account for the difference of proceeds received and par on bond tenders as prepayment fees which are reported in net investment income on the statement of operations. Previously, the Company treated bond tenders as sales, reporting the difference between proceeds and par as realized capital gains (losses) on the statement of operations and deferring in IMR. For 2021 reporting, revisions to SSAP 26R were adopted prospectively.

In July 2020, the NAIC adopted revisions to SSAP 32, Preferred Stock, which requires that perpetual preferred stock be reported at the lower of fair value or currently effective call price. Prior to revision, perpetual preferred stock was held at amortized cost less OTTI. The revised statements were effective and adopted January 1, 2021 and resulted in perpetual preferred stocks with a cost of $46,248 being held at fair value of $49,323.

In March 2020, the NAIC adopted revisions to SSAP No. 51, Life Contracts, SSAP No. 52, Deposit-type contracts and SSAP No. 61R, Life, Deposit-type and Accident and Health Insurance, to enhance existing disclosures for annuity actuarial reserves and deposit-type liabilities by withdrawal characteristics and add similar disclosures for life products. The revised statements are effective for 2020 reporting and resulted in additional disclosures in note 20 Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics and note 21 Analysis of Life Actuarial Reserves by Withdrawal Characteristics.

In December 2019, the NAIC adopted revisions to SSAP No. 61R, Life, Deposit-type and Accident and Health Reinsurance, to provide new disclosures on reinsurance contracts that have risk-limiting features. The disclosure requirements are effective for 2020 reporting and are included in note 14 Reinsurance and supplemental schedule of reinsurance risks interrogatories.

Permitted Practice

The Company has received a permitted practice from the Minnesota Department of Commerce to use a modified 1959 Accidental Death Benefit table, and the net effect is immaterial for reporting purposes.

Revenues and Expenses

Premiums are credited to revenue over the premium paying period of the policies, with the exception of single and flexible premium contracts which are credited to revenue when received from the policyholder. Annuity considerations and investment management, administration and contract guarantee fees are recognized as revenue when received. Any premiums due that are not yet paid, and premiums paid on other than an annual basis, are included in premiums deferred and uncollected on the statutory statements of admitted assets, liabilities and capital and surplus. Benefits and expenses, including acquisition costs related to acquiring new and renewal business, are charged to operations as incurred. Acquisition expenses incurred are reduced for ceding allowances received or receivable.

(Continued)
10

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

Valuation of Investments and Net Investment Income

Bonds and stocks are valued as prescribed by the NAIC. Bonds not backed by other loans are generally carried at cost, adjusted for the amortization of premiums, accretion of discounts and any other-than-temporary impairment (OTTI). Premiums and discounts are amortized and accreted over the estimated or contractual lives of the related bonds based on the interest yield method. Prepayment penalties are recorded to net investment income when collected. Bonds that have been assigned the NAIC category 6 designation are carried at the lower of cost or fair value. The Securities Valuation Office identified bond exchange-traded funds are reported at fair value.

Hybrid securities are investments structured to have characteristics of both stocks and bonds. Hybrid securities totaled $30,159 and $30,086 at December 31, 2021 and 2020, respectively, which were classified as bonds on the statutory statements of admitted assets, liabilities and capital and surplus.

Loan-backed securities are stated at either amortized cost or the lower of amortized cost or discounted cash flows. The Company’s loan-backed securities are reviewed quarterly, and as a result, the carrying value of a loan-backed security may be reduced to reflect changes in valuation resulting from discounted cash flow information. Loan-backed securities that have been assigned the NAIC category 6 designation are written down to the appropriate NAIC fair value. The Company uses a third-party pricing service in assisting the Company’s determination of the fair value of most loan-backed securities. An internally developed matrix pricing model, discounted cash flow or other model is used to price a small number of holdings. The retrospective adjustment method is used to record investment income on all non-impaired securities except for interest-only securities or other non-investment grade securities where the yield had become negative. Investment income is recorded using the prospective method on these securities.

For loan-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from an outside service provider or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income. For loan-backed securities that have a recognized OTTI, the adjusted cost basis is prospectively amortized over the remaining life of the security based on the amount and timing of future estimated cash flows. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Security Valuation Office (SVO) identified funds, which consist of exchange traded funds (ETF) that qualify for bond treatment, are carried at fair value.

Common stocks are carried at fair value except for investments in stocks of subsidiaries and affiliates in which the Company has an interest of 10% or more, which are carried on an equity basis.

The Company recognizes interest income as earned and recognizes dividend income on unaffiliated common stocks upon declaration of the dividend. Investment income is reported net of related investment expenses. For the years ended December 31, 2021, 2020 and 2019, bond net investment income included $75,999, $10,132 and $6,698 of prepayment penalties and acceleration fees, respectively, generated as a result of 133, 89 and 47 CUSIPs, respectively, sold, redeemed, tendered or otherwise disposed as a result of a callable feature.

Beginning in 2021, perpetual preferred stocks are reported at the lower of fair value or the currently effective call price for the stock. Redeemable preferred stocks continue to be carried at cost less any OTTI. All preferred stock is classified as other invested assets on the statutory statements of admitted assets, liabilities, and capital and surplus. Prior to 2021, preferred stocks are carried at cost less any OTTI adjustments.

Mortgage loans are carried at the outstanding principal balances, net of unamortized premiums and discounts. Premiums and discounts are amortized and accreted over the terms of the mortgage loans based on the effective interest yield method. Prepayment penalties are recorded to net investment income. The Company invests primarily in commercial mortgages with a range of interest rates from 2.41% to 5.24% during 2021. In 2021, the maximum percentage of any one loan to the value of the collateral at the time of the investment of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 75%.

The Company continues to record interest on those impaired mortgage loans that it believes to be collectible as due and accrued investment income. Any loans that have income 180 days or more past due continue to accrue income, but report all due and accrued income as a non-admitted asset. Past due interest on loans that are uncollectible is written off and no further interest is accrued. Any cash received for interest on impaired loans is recorded as income when collected.
(Continued)
11

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

Valuation of Investments and Net Investment Income (Continued)

Alternative investments include limited partnership investments in private equity funds and mezzanine debt funds. These investments are in included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus at the amount invested using the equity method of accounting. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Income distributed from these alternative investments is included in net investment income or net realized capital gains (losses) on the statutory statements of operations based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. Any undistributed amounts held by the investee are recorded, based on the Company’s ownership share, as unrealized capital gains or losses on the statutory statements of operations and capital and surplus. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statement issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

Real estate is carried at cost less accumulated depreciation, adjusted for any OTTI losses taken. Real estate is included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus. Estimated losses are directly recorded to the carrying value of the asset and recorded as realized losses in the statutory statements of operations. Total accumulated depreciation was $57,024 and $53,426 at December 31, 2021 and 2020, respectively. Depreciation is computed principally on a straight-line basis.

The Company’s investments in surplus notes of unrelated entities are included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus. Surplus note investments with a NAIC designation of NAIC 1 or NAIC 2 are reported at amortized cost. Surplus note investments with a NAIC designation equivalent of NAIC 3 through 6 are reported at the lessor of amortized cost or fair value. An OTTI is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the surplus note. If it is determined that a decline in fair value is other than temporary, an impairment loss is recognized as a realized loss equal to the difference between the surplus note’s carrying value and the fair value and is reported in earnings.

Policy loans are carried at the outstanding loan balance which includes any interest over 90 days past due. Loan balances unsecured by the cash surrender value of the policy and accelerated payment benefits are non-admitted assets which totaled $4,441 and $3,768 as of December 31, 2021 and 2020, respectively.

Investments in subsidiary companies are accounted for using the equity method and are carried as investments in affiliated companies or as other invested assets, in the case of limited liability companies, in the statutory statements of admitted assets, liabilities and capital and surplus. The Company records changes in its equity in its subsidiaries as credits or charges to capital and surplus. Insurance subsidiaries are recorded using statutory accounting principles. Non-insurance subsidiaries not engaged in prescribed insurance activities are recorded using audited GAAP results. Non-insurance subsidiaries engaged in prescribed insurance activities are recorded using audited GAAP results with certain statutory basis adjustments. Investments in limited liability subsidiaries included in other invested assets totaled $170,591 and $126,518 at December 31, 2021 and 2020, respectively.

During 2020, the Company recorded a change in accounting principle to report the Company’s investment in a limited liability subsidiary using audited GAAP results. The change in accounting principle resulted in a cumulative effect adjustment to increase capital and surplus by $124,282 and is reported in Change in accounting principle on the Statutory Statements of Operations and Capital and Surplus.

Commercial paper and bonds with original maturity dates of less than twelve months are considered to be short-term investments. Short-term investments are stated at fair value or amortized cost. Short-term investments at December 31, 2021 and 2020 totaled $17,149 and $111,391, respectively.

Cash and cash equivalents are carried at cost, which generally approximates fair value. Money market funds are included in cash equivalents and are generally valued at fair value. The Company considers short-term investments that are readily convertible to known amounts of cash and have an original maturity date of three months or less to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation insurance limit.

(Continued)
12

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

Derivative Instruments

The Company uses a variety of derivatives, including swaps, swaptions, forwards, floors, caps, futures and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company’s financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

Derivative instruments are generally carried at fair value with changes in fair value recorded in net change in unrealized capital gains and losses on the statutory statements of capital and surplus. Interest income generated by derivative instruments is reported in net realized capital gains (losses) on the statutory statements of operations.

Several life insurance and annuity products in the Company’s liability portfolio contain investment guarantees that create economic exposure to market and interest rate risks. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, lifetime income guarantees on fixed indexed annuities, a guaranteed payout floor on a variable payout annuity, and indexed interest credits on both fixed indexed annuity and fixed indexed universal life products. The Company uses economic hedges including futures contracts, interest rate swaps and exchange traded and over-the-counter (OTC) options in its efforts to minimize the financial risk associated with these product guarantees.

The Company holds “To-Be-Announced” (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company’s TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at cost as derivative instruments on the statutory statements of admitted assets, liabilities and capital and surplus.

Realized and Unrealized Capital Gains and Losses

Realized capital gains and losses, less federal income taxes and amounts transferred to the IMR, if any, are recognized in net income. Unrealized capital gains and losses are accounted for as a direct increase or decrease to capital and surplus. Both realized and unrealized capital gains and losses are determined using the specific identification method.

The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of the investments. When the Company determines that an invested asset is other-than-temporarily impaired, the invested asset is written down to a new cost basis and the amount of the impairment is included in realized gains and losses on the statutory statements of operations. Any subsequent recoveries are not recognized until disposition.

Under the Company’s accounting policy for loan-backed and structured securities, if the Company has the intent to sell or the inability or lack of intent to retain a security for a period of time sufficient to recover the amortized cost basis, an OTTI is recognized in earnings equal to the difference between the security’s amortized cost basis and the fair value. Otherwise, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized in earnings equal to the difference between the investment’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s original effective interest rate.

For other bonds, when the Company has determined an OTTI has occurred, the security is written-down to fair value. If the impairment is deemed to be non-interest related, an OTTI is recorded in earnings. For interest related declines, an OTTI is recorded when the Company has the intent to sell or does not have the ability to hold the bond until the forecasted recovery occurs. Many criteria are considered during this process including but not limited to, the length of time and the extent to which the current fair value has been below the amortized cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company’s intent to sell the security and current economic conditions.

For common stocks, an OTTI is recorded when the Company does not have the intent and ability to hold the investment for a sufficient period of time to allow for anticipated recovery of unrealized losses. When an OTTI has occurred, the entire difference between NAIC fair value and the common stock’s cost is charged to earnings. When assessing for OTTI the Company considers the length of time a stock has been in an unrealized loss position, the magnitude of the unrealized loss, and information on the investee’s current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, common stocks that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the stock. Preferred stocks with significant unrealized losses are also reviewed on the same basis for impairment.
(Continued)
13

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

Realized and Unrealized Capital Gains and Losses (Continued)

The Company evaluates its alternative investments on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. If facts and circumstances indicate that the value of the investment will not be recovered, the cost of the investment is written down and an OTTI is recorded in net realized capital gains (losses) on the statutory statements of operations.

All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as OTTI or not is made based on these evaluations with documentation of the rationale for the decision.

The Company may, from time to time, sell invested assets subsequent to the statutory statement of admitted assets, liabilities and capital and surplus date that were considered temporarily impaired at the statutory statement of admitted assets, liabilities and capital and surplus date for several reasons. The rationale for the change in the Company’s intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the statutory statement of admitted assets, liabilities and capital and surplus date, significant unforeseen changes in the Company’s liquidity needs, changes in interest rates, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the statutory statement of admitted assets, liabilities and capital and surplus dates for either December 31, 2021 or 2020.

The Company recognizes valuation allowances for impairments of mortgage loans on a specific identification basis. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. A non-performing loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of non-performing loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The valuation allowance is equal to the difference between the carrying value and fair value of the collateral less estimated costs to sell. Changes in the valuation allowance are recorded in net change in unrealized capital gains and losses on the statutory statements of capital and surplus.

Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present, using undiscounted cash flows if available or independent market appraisals.

Separate Accounts

Separate account assets represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company’s pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. Premiums, benefits and expenses of the separate accounts are reported in the statutory statements of operations. The Company receives administrative and investment advisory fees for services rendered on behalf of these accounts, and such fees are recorded as earned.

The Company periodically invests money in its separate accounts. The fair value of such investments, included with separate account assets, amounted to $25,945 and $29,690 at December 31, 2021 and 2020, respectively.

Included within other liabilities on the statutory statements of admitted assets, liabilities, and capital and surplus are the allowances for CARVM and CRVM. As of December 31, 2021 and 2020, the CARVM and CRVM allowances were $(271,232) and $(289,291), respectively.

Software Capitalization

Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized software costs of $65,607 and $49,654 as of December 31, 2021 and 2020, respectively, all of which is non-admitted, and amortized software expense of $7,297, $9,663 and $10,628 for the years ended December 31, 2021, 2020 and 2019, respectively.

(Continued)
14

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

Non-admitted Assets

Certain assets, designated as "non-admitted assets" (principally deferred taxes that do not meet admissibility testing, investments in affiliated companies, furniture, equipment, computer software, negative IMR and certain receivables), amounting to $188,531 and $166,785 at December 31, 2021 and 2020, respectively, have been charged to capital and surplus.

Reinsurance

Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid benefits, expense reimbursements and prepaid premiums, and are included in other assets on the statutory statements of admitted assets, liabilities and capital and surplus. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Reinsurance gains arising in the initial calendar year of certain reinsurance agreements are deferred to capital and surplus and subsequently amortized into the statement of operations in the proportion to earnings on the underlying business reinsured.

Policy Reserves

Policy reserves are determined using methods and assumptions consistent with the Standard Valuation Law and presently accepted actuarial standards and guidelines. Policy reserves generally represent the net present value of future benefits less the present value of future net premiums.

Life insurance policy reserves are calculated primarily using the CRVM. The Company adopted the principles-based approach (PBR) prescribed by the NAIC Valuation Manual (VM-20) for new life insurance policies issued on or after January 1, 2020.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. At December 31, 2021 and 2020, the amounts of surrender values in excess of reserves were $1,717,839 and $1,434,037, respectively.

For substandard policies, if a flat premium is charged, the reserve is one-half of the extra premium. For reserves determined using a tabular method, the reserve is calculated by an exact method using multiples of standard mortality as determined by the currently assigned mortality category. As of December 31, 2021 and 2020, the Company had $11,415,410 and $12,478,930, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation.

Fixed and fixed indexed annuity policy reserves are calculated using the CARVM. Variable annuity policy reserves are based on methods and assumptions specified in NAIC Valuation Manual (VM-21).

Policy reserves on accident and health contracts are determined using tabular and lag factor methods reflecting Company experience. The Company’s liability for unpaid accident and health claims and claim adjustment expenses are determined using appropriate interest rate tables, company experience and actuarial studies.

Other policy liabilities include premium deposit funds and experience rated refund balances for certain group life insurance contracts. Policy reserves on group annuity contracts purchased under a qualified retirement plan are equal to the account value.

During 2021, the Company recorded a change in valuation basis related to certain reserves on annuity products. The change in valuation basis resulted in a cumulative effect adjustment to increase capital and surplus by $33,306 and is reported in change in reserve due to change in valuation basis on the statutory statements of operations and capital and surplus. The tax impact of this adjustment is $3,860; of which $2,895 is included in net change in deferred taxes and $965 is included in Federal income tax expense (benefit) and on the statutory statements of operations and capital and surplus.

(Continued)
15

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

Policy Reserves (Continued)

During 2020, the Company recorded changes in valuation bases related to certain reserves held for indexed universal life products which resulted in a cumulative effect adjustment to increase capital and surplus by $54,196. The Company also recorded a change in valuation basis related to reserves held for variable annuities due to the adoption of the January 1, 2020 NAIC Valuation Manual (VM-21) requirements which resulted in a cumulative effect adjustment to increase capital and surplus by $42,463. These changes are reported in change in reserve due to change in valuation basis on the statutory statements of operations and capital and surplus. The tax impact of these adjustments is $9,806 and is included in net change in deferred taxes on the statutory statements of operations and capital and surplus.

During 2019, the Company recorded a change in valuation basis related to certain reserves on life term products. The change in valuation basis resulted in a cumulative effect adjustment to increase capital and surplus by $43,552 and is reported in change in reserve due to change in valuation basis on the statutory statements of operations and capital and surplus. The tax impact of this adjustment is $9,145 and in included in net change in deferred taxes on the statutory statements of operations and capital and surplus.

During the 2019 financial reporting process, the Company identified an adjustment related to certain deferred fixed indexed annuity reserves recorded in prior years. The adjustment resulted in a decrease in beginning 2019 capital and surplus of $32,713 after-tax and is reflected in other, net on the statements of operations and capital and surplus.

Liability for Accident and Health Losses and Loss Adjustment Expenses

The liability for unpaid losses and loss adjustment expenses includes an amount for losses incurred but unreported, based on past experience, as well as an amount for reported but unpaid losses, which is calculated on a case-by-case basis. Such liabilities are necessarily based on assumptions and estimates. While management believes that the amount is adequate, the ultimate liability may be in excess of or less than the amount estimated. The methods, including key assumptions, of making such estimates and for establishing the resulting liability are continually reviewed and any adjustments are reflected in the period such change in estimate is made. The liability for unpaid accident and health claims and claim adjustment expenses, net of reinsurance, is included in accident and health policy reserves and policy claims in process of settlement on the statutory statements of admitted assets, liabilities and capital and surplus.

Participating Business

Dividends on participating policies and other discretionary payments are declared by the Company’s Board of Directors based upon actuarial determinations that take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are generally recognized as expenses when declared by the Company’s Board of Directors and up to one year in advance of the payout dates. At December 31, 2021 and 2020, the total participating business in force was $1,825,947 and $1,934,794, respectively. As a percentage of total life insurance in force, participating business in force represented 0.2% at both December 31, 2021 and 2020.

For 2021, 2020 and 2019, premiums under individual and group life participating policies were $36,680, $39,661 and $41,908, respectively. The Company accounts for its policyholder dividends based upon the contribution method. The Company paid dividends in 2021, 2020 and 2019 in the amount of $8,617, $8,681, and $7,022, respectively, to policyholders and did not allocate any additional income to such policyholders.

Federal Income Taxes

The Company files a consolidated life/non-life federal income tax return with Minnesota Mutual Companies, Inc. (MMC), the Company’s ultimate parent. Entities included in the consolidated return include: Securian Holding Company, Robert Street Property Management, Inc., Securian Financial Group, Inc. (SFG), Securian Casualty Company, Securian Ventures, Inc., Securian Financial Services, Inc. (SFS), Securian Trust Company, Securian Asset Management, Inc. (Securian AM), Ochs Inc., Lowertown Capital, LLC, Empyrean Holding Company, Inc. and its subsidiaries and Minnesota Life Insurance Company and its subsidiaries. Empyrean Holding Company’s subsidiaries include Empyrean Benefits Solutions, Inc., Empyrean Insurance Services, Inc. and Spinnaker Holdings, LLC. Minnesota Life’s subsidiaries include Securian Life Insurance Company (Securian Life), Allied Solutions LLC (Allied), Securian AAM Holdings, LLC, Marketview Properties, LLC, Marketview Properties II, LLC, Marketview Properties III, LLC, Marketview Properties IV, LLC and Oakleaf Service Corporation.

(Continued)
16

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

Federal Income Taxes (Continued)

The method of allocation between companies is subject to written agreement, approved by an officer of the Company. Under the agreement, the Company computes federal income taxes on a separate return basis, and benefit is given for operating losses and credits as utilized to reduce consolidated federal income taxes. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the statutory financial statements. Any such change could significantly affect the amounts reported in the statutory statements of operations. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Gross deferred tax assets and liabilities are measured using enacted tax rates, and a statutory valuation allowance must be established if it is more likely than not that some portion or all of the gross deferred tax assets will not be realized. The adjusted gross deferred tax assets are then considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of unassigned surplus.

Use of Estimates

The preparation of financial statements in conformity with statutory accounting practices requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the dates of the statutory statements of admitted assets, liabilities and capital and surplus and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the financial statements and such changes in estimates are generally recorded on the statutory statements of operations in the period in which they are made.

The most significant estimates include those used in determining policy reserves, policy claims in process of settlement, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, federal income taxes and pension and other postretirement benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the statements of admitted assets, liabilities and capital and surplus date. Management believes the amounts provided are appropriate.

(Continued)
17

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(3) Risks

The Company’s financial statements are based on estimates and assumptions that are subject to significant business, economic and competitive risks and uncertainties, many of which are beyond the Company’s control or are subject to change. As such, actual results could differ from the estimates used in the financial statements and the value of the Company’s investments, its financial condition and its liquidity could be adversely affected. The following risks and uncertainties, among others, may have such an effect:

•Economic environment and capital markets-related risks such as those related to interest rates, equity markets, credit spreads, real estate, and derivatives.
•Investment-related risks such as those related to valuation, impairment, and concentration.
•Business and operational-related risks such as those related to mortality/longevity, morbidity and claims experience, reinsurers and counterparties, liquidity, ratings, competition, cyber or other information security, fraud, and overall risk management.
•Catastrophic and pandemic event-related risks such as COVID-19 that may impact policyholder behavior and claims experience, volatility in financial markets and economic activity, and operations.
•Acquisition, disposition, or other structural change related risks.
•Regulatory and legal risks such as those related to changes in fiscal, tax and other legislation, insurance and other regulation, and accounting standards.

The Company actively monitors and manages risks and uncertainties through a variety of policies and procedures in an effort to mitigate or minimize the adverse impact of any exposures impacting the financial statements.

(4) Fair Value of Financial Instruments

Financial Assets and Financial Liabilities Reported at Fair Value

The fair value of the Company’s financial assets and financial liabilities has been determined using available market information as of December 31, 2021 and 2020.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

The Company is required to categorize its financial assets and financial liabilities carried at fair value on the statutory statements of admitted assets, liabilities and capital and surplus according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

Level 1 – Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2 – Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities.

Level 3 – Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company’s assumptions about the inputs market participants would use in pricing the assets or liabilities.

The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

(Continued)
18

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The following table summarizes the Company’s financial assets and financial liabilities carried at fair value as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Bonds	$4,252	$—	$—	$4,252
Common stocks	527,761	—	—	527,761
Preferred stocks	17,643	31,680	—	49,323
Derivative instruments	—	1,051,918	—	1,051,918
Cash equivalents	219,858	—	—	219,858
Separate account assets	7,476,668	26,451,838	27,616	33,956,122
Total financial assets	$8,246,182	$27,535,436	$27,616	$35,809,234

Derivative instruments (1)	$—	$547,298	$—	$547,298
Total financial liabilities	$—	$547,298	$—	$547,298

(1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

The following table summarizes the Company’s financial assets and financial liabilities carried at fair value as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Common stocks	$468,732	$—	$1,525	$470,257
Derivative instruments	170,665	1,221,751	—	1,392,416
Cash equivalents	65,374	—	—	65,374
Separate account assets	6,742,047	23,197,144	10,659	29,949,850
Total financial assets	$7,446,818	$24,418,895	$12,184	$31,877,897

Derivative instruments (1)	$876	$704,829	$—	$705,705
Total financial liabilities	$876	$704,829	$—	$705,705

(1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

Bonds

Bonds held at fair value consist of SVO identified funds that are valued using exchange traded prices and are included in Level1.

Common and preferred stocks

The Company’s common and preferred stocks consist primarily of investments in common stock of publicly traded companies. The fair values of common stocks are based on quoted market prices in active markets for identical assets and are classified within Level 1. The fair values of stocks based on prices that have significant inputs that are observable in active markets for identical or similar assets are reflected in Level 2. The Company carried a small amount of non-exchange traded common stock classified within Level 3.

(Continued)
19

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows (Continued):

Derivative instruments

Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

The majority of the Company’s derivative positions are traded in the Over-the-Counter (OTC) derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow or third party pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company’s valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

Cash equivalents

Money market funds are reported as cash equivalents. All money market funds are generally valued using unadjusted prices in active markets and are reflected in Level 1.

Separate account assets

Separate account assets are reported as a summarized total and are carried at estimated fair value based on the underlying assets in which the separate accounts are invested. Valuations for common stock and short-term investments are determined consistent with similar instruments as previously described. When available, fair values of bonds are based on quoted market prices of identical assets in active markets and are reflected in Level 1. When quoted prices are not available, the Company’s process is to obtain prices from third party pricing services, when available, and generally classify the security as Level 2. Valuations for certain mutual funds and pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information. Other valuations using internally developed pricing models or broker quotes are generally classified as Level 3.

(Continued)
20

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The following table provides a summary of changes in fair value of Level 3 financial assets and financial liabilities measured at fair value during the year ended December 31, 2021:

		Total realized and unrealized gains (losses) included in:
	Balance at beginning of year	Net income (1)	Surplus	Purchases, sales and settlements, net (3)	Transfers in to Level 3 (2)	Transfers out of Level 3 (2)	Balance at end of year
Separate account assets	$10,659	$—	$7,784	$8,713	$466	$(6)	$27,616
Common stocks	1,525	—	—	(1,525)	—	—	—
Total financial assets	$12,184	$—	$7,784	$7,188	$466	$(6)	$27,616

(1) The amounts included in this column, exclusive of separate account losses, are reported in net realized capital gains (losses) on the statutory statements of operations and capital and surplus.

(2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

(3) The following table provides the bifurcation of the net purchases and sales.

The following table provides the bifurcation of the net purchases and sales during the year ended December 31, 2021:

	Purchases	Sales	Settlements	Purchases, sales and settlements, net
Separate account assets	$19,472	$(10,759)	$—	$8,713
Common stocks	—	(1,525)	—	(1,525)
Total financial assets	$19,472	$(12,284)	$—	$7,188

(Continued)
21

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The following table provides a summary of changes in fair value of Level 3 financial assets and financial liabilities measured at fair value during the year ended December 31, 2020:

		Total realized and unrealized gains (losses) included in:
	Balance at beginning of year	Net income (1)	Surplus	Purchases, sales and settlements, net (3)	Transfers in to Level 3 (2)	Transfers out of Level 3 (2)	Balance at end of year
Separate account assets	$5,920	$—	$3,604	$1,185	$—	$(50)	$10,659
Common stocks	540	—	763	222	—	—	1,525
Total financial assets	$6,460	$—	$4,367	$1,407	$—	$(50)	$12,184

(1) The amounts included in this column, exclusive of separate account losses, are reported in net realized capital gains (losses) on the statutory statements of operations and capital and surplus.

(2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

(3) The following table provides the bifurcation of the net purchases and sales.

The following table provides the bifurcation of the net purchases and sales during the year ended December 31, 2020:

	Purchases	Sales	Settlements	Purchases, sales and settlements, net
Separate account assets	$3,235	$(2,050)	$—	$1,185
Common stock	222	—	—	222
Total financial assets	$3,457	$(2,050)	$—	$1,407

At December 31, 2021 and 2020, the Company carried an immaterial amount of Level 3 assets and liabilities which are comprised of separate account assets. The Company uses a discounted cash flow methodology that looks at yield/spread to U.S. Treasuries inputs to price the securities. For any increase (decrease) in the yield/spread to U.S. Treasuries, the fair value of the asset will decrease (increase).

(Continued)
22

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities

The following table summarizes by level of fair value hierarchy the aggregate fair value of financial assets and liabilities held by the Company as of December 31, 2021:

	Aggregate fair value	Carrying value	Level 1	Level 2	Level 3	Not practicable carrying value
Bonds:
U.S. government securities	$735,894	$731,072	$735,894	$—	$—	$—
Agencies not backed by the full
faith and credit of the
U.S. government	771,508	720,305	—	771,508	—	—
Foreign government securities	16,342	15,288	—	16,342	—	—
Corporate securities	17,482,158	16,269,305	4,252	14,140,728	3,337,178	—
Asset-backed securities	812,099	802,697	—	801,876	10,223	—
Commercial mortgage-backed
securities (CMBS)	2,190,709	2,133,855	—	2,190,709	—	—
Residential mortgage-backed
securities (RMBS)	1,992,621	1,932,384	—	1,986,621	6,000	—
Total bonds	24,001,331	22,604,906	740,146	19,907,784	3,353,401	—
Common stock	527,761	542,561	527,761	—	—	14,800
Preferred stock	105,838	103,890	19,372	31,680	54,785	—
Mortgage loans	4,929,093	4,797,976	—	—	4,929,093	—
Derivative instruments	1,051,918	1,051,918	—	1,051,918	—	—
Policy loans	823,627	684,899	—	—	823,627	—
Short-term investments	17,149	17,149	17,149	—	—	—
Cash equivalents	316,967	316,967	316,967	—	—	—
Surplus notes	183,317	164,194	—	183,317	—	—
Separate account assets	33,956,122	33,956,122	7,476,668	26,451,838	27,617	—
Total financial assets	$65,913,123	$64,240,582	$9,098,063	$47,626,537	$9,188,523	$14,800

Deferred annuities	2,391,431	2,235,711	—	—	2,391,431	—
Other fund deposits	3,155,825	3,157,484	—	—	3,155,825	—
Supplementary contracts without
life contingencies	169,524	169,524	—	—	169,524	—
Annuity certain contracts	133,973	127,493	—	—	133,973	—
Borrowed money	120,005	120,000	—	—	120,005	—
Derivative liabilities	547,298	547,298	—	547,298	—	—
Separate account liabilities	29,543,391	29,543,391	7,476,667	22,039,107	27,617	—
Total financial liabilities	$36,061,447	$35,900,901	$7,476,667	$22,586,405	$5,998,375	$—

The following table provides a summary of financial assets with a not practicable carrying value as of December 31, 2021:

	Carrying value	Effective interest rate	Maturity date	Explanation for investments held at cost
Common stock	$14,800	N/A	N/A	Nonmarketable FHLB membership

(Continued)
23

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities (Continued)

The following table summarizes by level of fair value hierarchy the aggregate fair value of financial assets and liabilities held by the Company as of December 31, 2020:

	Aggregate fair value	Carrying value	Level 1	Level 2	Level 3	Not practicable carrying value
Bonds:
U.S. government securities	$456,880	$444,279	$456,880	$—	$—	$—
Agencies not backed by the full
faith and credit of the
U.S. government	851,735	784,404	—	851,735	—	—
Foreign government securities	17,286	15,428	—	17,286	—	—
Corporate securities	16,237,843	14,278,964	3,924	13,291,703	2,942,216	—
Asset-backed securities	721,273	708,125	—	691,861	29,412	—
CMBS	2,045,624	1,912,883	—	2,045,624	—	—
RMBS	2,270,249	2,126,806	—	2,270,249	—	—
Total bonds	22,600,890	20,270,889	460,804	19,168,458	2,971,628	—
Common stock	470,257	484,057	468,732	—	1,525	13,800
Preferred stock	72,314	66,218	16,319	30,457	25,538	—
Mortgage loans	4,782,309	4,591,098	—	—	4,782,309	—
Derivative instruments:
Other derivative instruments	1,392,416	1,392,416	170,665	1,221,751	—	—
Total derivative instruments	1,392,416	1,392,416	170,665	1,221,751	—	—
Policy loans	775,359	643,006	—	—	775,359	—
Short-term investments	111,403	111,391	109,891	1,512	—	—
Cash equivalents	190,013	190,011	190,013	—	—	—
Surplus notes	123,032	106,783	—	123,032	—	—
Separate account assets	29,949,850	29,949,850	6,742,047	23,197,144	10,659	—
Total financial assets	$60,467,843	$57,805,719	$8,158,471	$43,742,354	$8,567,018	$13,800

Deferred annuities	$2,313,466	$2,125,301	$—	$—	$2,313,466	$—
Other fund deposits	3,221,982	3,217,389	—	—	3,221,982	—
Supplementary contracts without
life contingencies	142,855	142,855	—	—	142,855	—
Annuity certain contracts	116,748	109,615	—	—	116,748	—
Borrowed money	95,036	95,000	—	—	95,036	—
Derivative liabilities	705,705	705,705	876	704,829	—	—
Separate account liabilities	26,148,077	26,148,077	6,742,047	19,395,371	10,659	—
Total financial liabilities	$32,743,869	$32,543,942	$6,742,923	$20,100,200	$5,900,746	$—

The following table provides a summary of financial assets with a not practicable carrying value as of December 31, 2020:

	Carrying value	Effective interest rate	Maturity date	Explanation for investments held at cost
Common stock	$13,800	N/A	N/A	Nonmarketable FHLB membership
(Continued)
24

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Other Than Fair Value

The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the statutory statements of admitted assets, liabilities and capital and surplus.

Refer to note 2 Summary of Significant Accounting Policies and note 6 Derivative Instruments for additional fair value disclosures concerning bonds, cash equivalents, other invested assets and derivatives.

When available, fair values of bonds and surplus notes of unrelated entities are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

When quoted prices are not available, the Company’s process is to obtain prices from third party pricing services, when available. The Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company’s primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the valuation inputs for instruments covered and publishes and updates a summary of inputs used in its valuations by major type. The market inputs utilized in the pricing valuation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about an instrument’s valuation, it discontinues providing a valuation. In this instance, the Company would be required to produce its own internally modeled estimate of fair value.

Prices are reviewed by affiliated asset managers and management to validate reasonability. Instruments with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the instrument remains within Level 2.

For instruments where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement bonds or bonds that do not trade regularly - a matrix pricing, discounted cash flow or other model is used. The pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate bonds with varying weighted average lives and ratings. The weighted average life and rating of a particular instrument to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that instrument. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value. Certain other valuations are based on independent non-binding broker quotes. Instruments valued using pricing models or broker quotes are reflected in Level 3.

Fair values of mortgage loans are based upon matrix pricing and discounted cash flows. Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

The fair value of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, were calculated using CARVM calculation procedures and current market interest rates. The Company believes this a reasonable approximation of fair value. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

The fair value of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

The carrying amount of short-term borrowed money approximates the fair value. The fair value of long-term borrowed money is estimated based on primarily the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.
(Continued)
25

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Other Than Fair Value (Continued)

Certain separate account liabilities represent balances due to policyholders under contracts that are classified as investment contracts. Since these separate account liabilities are fully funded by the cash flows from the separate account assets which are recognized at estimated fair value, the value of those assets approximates the carrying and fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

(5) Investments

Bonds and Common Stocks

The Company’s bond portfolio consists primarily of public and private corporate bonds, mortgage and other asset-backed bonds and U.S. government and agency obligations.

The Company invests in private placement bonds to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded bonds. Generally, private placement bonds provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement bonds generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded bonds.

The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

The Company’s RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (e.g., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or “private label” issuers. The Company’s RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company’s portfolio consisted of $1,879,352 and $2,084,242 agency backed RMBS and $53,032 and $42,564 non-agency backed RMBS as of December 31, 2021 and 2020, respectively. The Company’s RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards.

The Company’s asset-backed securities portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

(Continued)
26

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(5) Investments (Continued)

Bonds and Common Stocks (Continued)

The admitted asset value, gross unrealized gains and losses and estimated fair value of investments in bonds were as follows:

December 31, 2021	Admitted asset value	Gross unrealized gains	Gross unrealized losses	Fair value
U.S. government securities	$731,072	$5,603	$781	$735,894
Agencies not backed by the full faith
and credit of the U.S. government	720,305	51,229	26	771,508
Foreign government securities	15,288	1,054	—	16,342
Corporate securities	16,269,305	1,309,574	96,721	17,482,158
Asset-backed securities	802,697	13,734	4,332	812,099
CMBS	2,133,855	71,348	14,494	2,190,709
RMBS	1,932,384	84,175	23,938	1,992,621
Total	$22,604,906	$1,536,717	$140,292	$24,001,331

December 31, 2020	Admitted asset value	Gross unrealized gains	Gross unrealized losses	Fair value
U.S. government securities	$444,279	$12,616	$16	$456,879
Agencies not backed by the full faith
and credit of the U.S. government	784,404	67,523	192	851,735
Foreign government securities	15,428	1,858	—	17,286
Corporate securities	14,278,964	1,969,830	10,951	16,237,843
Asset-backed securities	708,125	18,125	4,977	721,273
CMBS	1,912,883	140,830	8,089	2,045,624
RMBS	2,126,806	143,768	325	2,270,249
Total	$20,270,889	$2,354,550	$24,550	$22,600,889

The admitted asset value and estimated fair value of bonds at December 31, 2021, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Admitted asset value	Fair value
Due in one year or less	$436,732	$442,560
Due after one year through five years	3,805,747	4,012,481
Due after five years through ten years	5,183,257	5,450,292
Due after ten years	8,310,234	9,100,569
	17,735,970	19,005,902
Asset-backed and mortgage-backed securities	4,868,936	4,995,429
Total	$22,604,906	$24,001,331
(Continued)
27

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(5) Investments (Continued)

Bonds and Common Stocks (Continued)

The Company had certain bonds with a reported fair value lower than the amortized cost of the investment as follows:

	December 31, 2021
	Less than 12 months
	Fair value	Amortized cost	Unrealized losses	Security count
U.S. government securities	$180,531	$181,312	$781	26
Agencies not backed by the full faith and credit of the U.S. government	244	251	7	1
Corporate securities	2,801,612	2,875,767	74,155	439
Asset-backed securities	416,239	419,844	3,605	132
CMBS	540,680	551,149	10,469	39
RMBS	783,579	804,902	21,323	81

	December 31, 2021
	12 months or greater
	Fair value	Amortized cost	Unrealized losses	Security count
Agencies not backed by the full faith and credit of the U.S. government	$10,021	$10,040	$19	1
Corporate securities	285,281	307,847	22,566	41
Asset-backed securities	23,126	23,853	727	11
CMBS	62,859	66,884	4,025	8
RMBS	60,065	62,680	2,615	7

	December 31, 2020
	Less than 12 months
	Fair value	Amortized cost	Unrealized losses	Security count
U.S. government securities	$4,638	$4,654	$16	4
Agencies not backed by the full faith and credit of the U.S. government	20,701	20,893	192	4
Corporate securities	394,637	402,504	7,867	52
Asset-backed securities	178,106	182,998	4,892	47
CMBS	142,548	150,636	8,088	17
RMBS	93,569	93,894	325	13

	December 31, 2020
	12 months or greater
	Fair value	Amortized cost	Unrealized losses	Security count
Corporate securities	$31,705	$34,789	$3,084	13
Asset-backed securities	9,586	9,671	85	5
CMBS	—	1	1	2

(Continued)
28

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(5) Investments (Continued)

Bonds and Common Stocks (Continued)

For bonds where the carrying value exceeds fair value, the Company expects to collect all principal and interest payments, excluding previously recorded OTTI. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2021, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

The following paragraphs summarize the Company’s evaluation of investment categories where carrying value exceeds fair value as of December 31, 2021.

U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

Agencies not backed by the full faith and credit of the U.S. government are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

Unrealized losses related to corporate securities are due to interest rates that are higher, and current market spreads that are wider than at the securities’ respective purchase dates. The Company performed an analysis of the financial performance of the underlying issuers and determined that the entire amortized cost for each temporarily-impaired security is expected to be recovered.

Asset-backed securities, CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

The Company’s CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company’s CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. All CMBS securities that were in an unrealized loss position for twelve months or longer as of December 31, 2021 were investment grade securities (BBB or better).

The Company’s RMBS portfolio primarily consists of residential mortgages to prime borrowers. As of December 31, 2021, 97.3% of the RMBS portfolio was invested in agency pass-through securities. All RMBS securities that were in an unrealized loss position for twelve months or longer as of December 31, 2021 were investment grade securities (BBB or better). Credit support for the RMBS holdings remains high.

As of December 31, 2021 and 2020, the Company had four 5GI bonds with a carrying value of $7,895 and fair value of $7,909 and six 5GI bonds with a carrying value of $9,987 and fair value of $9,871, respectively.

At December 31, 2021 and 2020, bonds with a carrying value of $8,176 and $8,118, respectively, were on deposit with various regulatory authorities as required by law.

The common stock portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company’s common stock portfolio totaled $542,561 and $484,057 as of December 31, 2021 and 2020, respectively.

(Continued)
29

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(5) Investments (Continued)

Bonds and Common Stocks (Continued)

The Company had certain common stocks with a reported fair value lower than the cost of the investment as follows:

	Less than 12 months
	Fair value	Cost	Unrealized losses	Security count
December 31, 2021	$52,999	$56,733	$3,734	91
December 31, 2020	65,547	71,383	5,837	45

	12 months or greater
	Fair value	Cost	Unrealized losses	Security count
December 31, 2021	$4,412	$6,064	$1,652	12
December 31, 2020	7,752	9,919	2,167	6

Common stocks with unrealized losses at December 31, 2021 primarily represent highly diversified publicly traded common stocks that have positive outlooks for near-term future recovery.

Mortgage Loans

The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $4,797,976 and $4,591,098 at December 31, 2021 and 2020, respectively.

All of the Company’s commercial mortgage loan investments are managed and serviced directly by an affiliate, Securian AM. The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

The Company participates in programs to sell a percentage of ownership of certain newly originated mortgage loans to third parties in order to diversify and mitigate risk. These transactions are accounted for as sales and the portion of each asset sold is legally isolated from the Company with no exposure of loss. Securian AM services the assets for the third party. Certain portions of mortgage loans totaling $310,472 and $233,585 were sold during 2021 and 2020, respectively.

The following table shows the composition of the Company’s commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31:

	2021	2020
Industrial	$1,367,740	$1,407,185
Office buildings	760,458	746,742
Retail facilities	1,169,870	1,109,523
Apartment	1,207,418	1,024,308
Other	292,490	303,340
Total	$4,797,976	$4,591,098
(Continued)
30

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(5) Investments (Continued)

Mortgage Loans (Continued)

If information is obtained on commercial mortgage loans that indicates a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan.

The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

	2021	2020	2019
Balance at beginning of year	$188	$194	$200
Reduction in allowance	(188)	(6)	(6)
Balance at end of year	$—	$188	$194

As of December 31, 2021 and 2020, the Company had no delinquent mortgage loans.

The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

As of December 31, 2021 and 2020, there were no nonperforming loans.

There were no restructured loans at December 31, 2021. There were two restructured loans with a total carrying value of $1,318 in the office buildings class at December 31, 2020. For the years ended December 31, 2021, 2020 and 2019, the Company recognized total interest income of $0, $69 and $71, respectively, and recognized $0, $69 and $71, respectively, of interest income on a cash basis. There were no restructured loans that subsequently defaulted during 2021.

During 2021 and 2020, the Company granted principal payment deferrals to certain borrowers impacted by COVID-19. These loan modifications were not considered troubled debt restructurings (TDR’s) based on our election to apply the provisions of Section 4013 of the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) or as they represent short-term or insignificant modifications based on our regular loan modification assessments or as permitted by regulatory guidance.

Alternative Investments

Alternative investments primarily consist of private equity funds and mezzanine debt funds. Alternative investments are diversified by type, general partner, vintage year, and geographic location – both domestic and international.

The Company’s composition of alternative investments by type were as follows:

	December 31, 2021		December 31, 2020
	Carrying value	Percent of total	Carrying value	Percent of total
Alternative investments:
Private equity funds	$751,437	71.9%	$532,550	66.3%
Mezzanine debt funds	293,680	28.1%	270,823	33.7%
Total alternative investments	$1,045,117	100.0%	$803,373	100.0%

(Continued)
31

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(5) Investments (Continued)

Net Investment Income

Net investment income for the years ended December 31 was as follows:

	2021	2020	2019
Bonds	$816,927	$740,664	$681,993
Common stocks – unaffiliated	16,740	15,421	17,955
Mortgage loans	219,675	182,306	169,700
Policy loans	33,186	31,650	31,589
Short-term investments	53	2,089	4,703
Derivative instruments	13,239	14,082	2,003
Other invested assets	89,291	76,626	60,688
	1,189,111	1,062,838	968,631
Capitalization (amortization) of IMR	(1,425)	(5,150)	(7,576)
Investment expenses	(87,723)	(85,262)	(77,322)
Total	$1,099,963	$972,426	$883,733

Non-admitted due and accrued income from bonds in default or 90 days past due and non-admitted other invested assets totaled $685, $0 and $4 in 2021, 2020 and 2019, respectively.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) for the years ended December 31 were as follows:

	2021	2020	2019
Bonds	$4,150	$40,583	$29,985
Common stocks – unaffiliated	56,527	(18,579)	10,090
Foreign currency exchange	(172)	(694)	(344)
Derivative instruments	381,215	127,031	(27,435)
Other invested assets	108,642	33,486	24,064
	550,362	181,827	36,360
Amount transferred to (from) the IMR, net of taxes	(9,022)	(43,576)	(21,459)
Income tax expense	(88,226)	(52,420)	(55,196)
Total	$453,114	$85,831	$(40,295)

Gross realized gains (losses), on sales of bonds and unaffiliated common stocks for the years ended December 31 were as follows:

	2021	2020	2019
Bonds:
Gross realized gains	$45,865	$78,046	$40,990
Gross realized losses	(32,400)	(22,677)	(7,222)
Common stocks:
Gross realized gains	$62,816	$20,961	$18,766
Gross realized losses	(6,289)	(35,107)	(7,706)

Proceeds from the sales of bonds amounted to $1,910,096, $1,805,184, and $2,085,466 for the years ended December 31, 2021, 2020 and 2019, respectively.

(Continued)
32

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(5) Investments (Continued)

Net Realized Capital Gains (Losses) (Continued)

The Company recognized the following wash sales on common stocks with a NAIC designation of 3 or below, or unrated for the years ended December 31:

	Number of transactions	Carry value of securities sold	Cost of securities repurchased	Gain / (Loss)
2021	14	$358	$578	$282
2020	—	—	—	—
2019	39	1,211	1,188	(11)

OTTI by asset type recognized in net realized capital gains (losses) for the years ended December 31 were as follows:

	2021	2020	2019
Bonds:
U.S. government securities	$1,581	$803	$402
Corporate securities	7,734	12,774	3,380
Asset-backed securities	—	1,207	—
RMBS	—	2	1
Common stocks	—	4,433	970
Mortgage loans	267	—	—
Other invested assets	7,842	11,424	3,303
Total OTTI	$17,424	$30,643	$8,056

In relation to loan-backed and structured securities, the Company did not recognize any OTTI on the basis of the intent to sell during 2021. The Company recognized OTTI totaling $1,207 based on management’s intent to sell securities that were in an unrealized loss position during 2020. The Company did not recognize any OTTI on the basis of the intent to sell during 2019. The Company also did not recognize any OTTI on the basis of the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis during 2021, 2020 or 2019.

Net Unrealized Investment Gains (Losses)

Changes in unrealized capital gains (losses) for the years ended December 31 were as follows:

	2021	2020	2019
Bonds	$187	$164	$556
Common stocks – unaffiliated	55,221	6,071	66,298
Common stocks – affiliated	(33,517)	(497)	27,779
Other invested assets	244,521	57,636	3,331
Derivative instruments	(201,280)	121,279	430,422
Other	(2,947)	(6,307)	(6,127)
Deferred tax asset (liability)	(10,928)	(33,206)	(106,478)
Total	$51,257	$145,140	$415,781

(Continued)
33

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(5) Investments (Continued)

Net Unrealized Investment Gains (Losses) (Continued)

Cost and gross unrealized gains (losses) on unaffiliated common stocks at December 31 were as follows:

	2021	2020
Cost	$389,627	$386,344
Gross unrealized gains	158,319	105,717
Gross unrealized losses	(5,385)	(8,004)
Admitted asset value	$542,561	$484,057

(6) Derivative Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company’s financial assets and liabilities, to generate income and manage other risks due to the variable nature of the Company’s cash flows.

Freestanding derivatives are carried on the Company’s statutory statements of admitted assets, liabilities and capital and surplus within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company’s derivative financial instruments held:

		December 31, 2021			December 31, 2020
			Fair value			Fair value
Primary underlying risk exposure	Instrument type	Notional amount	Assets	Liabilities	Notional amount	Assets	Liabilities
Interest rate	Interest rate
	swaps	$—	$—	$—	$796,000	$197,496	$—
	Interest rate
	futures	1,663,278	—	—	2,415,180	25	25
Equity market	Equity futures	690,912	—	—	674,456	11	11
	Equity options	16,660,779	1,051,918	547,298	14,306,920	1,194,884	705,669
Total derivatives		$19,014,969	$1,051,918	$547,298	$18,192,556	$1,392,416	$705,705

(Continued)
34

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(6) Derivative Instruments (Continued)

The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific economic hedging programs related to various annuity and life insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the markets in assessing the trading activity for these programs.

Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

Interest rate swaptions are purchased by the Company to manage the impact of interest rate declines and sharply rising interest rates. An interest rate swaption allows the Company the option, but not the obligation, to enter into an interest rate swap at a future date with the terms established at the time of the purchase. There are two types of interest rate swaptions, payer swaptions and receiver swaptions. A payer swaption allows the holder to enter into a swap to pay the fixed rate and receive the floating rate. A receiver swaption allows the holder to enter into a swap to receive the fixed rate and pay the floating rate. The Company is trading in both types of swaptions. Swaptions require the payment of a premium when purchased. Swaptions are based on a specific underlying swap and have an exercise rate and an expiration date. A payer swaption would be exercised if the market swap rate is greater than the exercise rate at the expiration date and the value would be the present value of the difference between the market swap rate and exercise rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. A receiver swaption would be exercised if the market swap rate is less than the exercise rate at the expiration date and the value would be the present value of the difference between the exercise rate and market swap rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. In either case if market swap rates were unfavorable the swaption would be allowed to expire.

Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to economically hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to economically hedge against changes in value of securities the Company owns or anticipates acquiring, and to economically hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or economically hedge existing interest rate risk.

The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company’s TBA securities happen at a later date, thus extending the forward contract date.

Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to economically hedge liabilities embedded in certain variable annuity products and certain equity indexed life products offered by the Company.

(Continued)
35

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(6) Derivative Instruments (Continued)

Equity options are used by the Company to economically hedge certain risks associated with fixed indexed annuity and indexed universal life products that allow the holder to elect an interest rate return or a market component, where interest credited to the contracts is linked to the performance of an index. Certain contract holders may elect to rebalance index options at renewal dates. As of each renewal date, the Company has the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. The Company purchases equity options that are intended to be highly correlated to the portfolio allocation decisions of the contract holders with respect to returns for the current reset period.

Equity options are also used by the Company to economically hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To economically hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to economically hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

The following tables present the amount and location of gains (losses) recognized on the statutory statements of operations and capital and surplus from derivatives:

	December 31, 2021
	Net realized gains (losses)	Net investment income	Net change in unrealized capital gains and losses
Interest rate swaps	$133,487	$13,239	$(197,053)
Interest rate futures	(53,043)	—	(243)
Equity futures	(26,530)	—	4,583
Equity options	327,301	—	(8,567)
Total gains (losses) recognized
from derivatives	$381,215	$13,239	$(201,280)

	December 31, 2020
	Net realized gains (losses)	Net investment income	Net change in unrealized capital gains and losses
Interest rate swaps	$21,075	$14,082	$110,719
Interest rate swaptions	(985)	—	975
Interest rate futures	47,132	—	(2,000)
Foreign currency forwards	8	—	—
Equity futures	(88,940)	—	2,326
Equity options	148,741	—	9,259
Total gains recognized
from derivatives	$127,031	$14,082	$121,279

(Continued)
36

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(6) Derivative Instruments (Continued)

The following tables present the amount and location of gains (losses) recognized on the statutory statements of operations and capital and surplus from derivatives (Continued):

	December 31, 2019
	Net realized gains (losses)	Net investment income	Net change in unrealized capital gains and losses
Interest rate swaps	$2	$2,003	$76,183
Interest rate swaptions	(1,000)	—	400
Interest rate futures	(7,962)	—	(8,310)
TBAs	411	—	—
Foreign currency forwards	(6)	—	—
Equity futures	(51,876)	—	(19,219)
Equity options	32,996	—	381,368
Total gains (losses) recognized
from derivatives	$(27,435)	$2,003	$430,422

The Company’s gain (loss) from operations after considering the net realized capital gains (losses) and net change in unrealized capital gains (losses) on derivatives for the years ended December 31 is as follows:

	2021	2020	2019

Loss from operations before net realized capital gains (losses)	(478,179)	$(110,678)	$(115,936)
Net realized capital gains (losses) on derivatives	381,215	127,031	(27,435)
Net change in unrealized capital gains (losses) on derivatives	(201,280)	121,279	430,422
Tax impacts	(10,240)	(64,039)	(132,682)
Total	(308,484)	$73,593	$154,369

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company’s derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company’s collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty’s derivatives reaches a predetermined threshold. The Company received collateral from OTC counterparties in the amount of $516,887 and $518,281 at December 31, 2021 and 2020, respectively. Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the statutory statements of admitted assets, liabilities and capital and surplus. Credit agreements with counterparties permit the Company to sell or re-pledge this collateral; at December 31, 2021 and 2020, none of the collateral had been sold or re-pledged. The Company delivered collateral in the amount of $199,237 and $207,855 at December 31, 2021 and 2020, respectively. The Company maintained ownership of any collateral delivered. Securities collateral pledged by the Company is reported in bonds on the statutory statements of admitted assets, liabilities and capital and surplus.

(Continued)
37

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(7) Separate Accounts

Separate account assets represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company’s pension, variable annuity and variable life insurance policyholders and contractholders.

The Company has no indexed separate accounts. Business relating to non-indexed separate accounts with minimum death benefits, in which an additional reserve is held in the Company’s general account, is included in the non-guaranteed column below.

Information regarding the separate accounts of the Company was as follows:

	Non-indexed guarantee less than / equal to 4%	Non-indexed guarantee more than 4%	Non-guaranteed	Total
Premiums, considerations or deposits
for year ended December 31, 2021	$—	$—	$3,598,895	$3,598,895

	Non-indexed guarantee less than / equal to 4%	Non-indexed guarantee more than 4%	Non-guaranteed	Total
Reserves at December 31, 2021
For accounts with assets at:
Fair value	$552,217	$—	$33,106,728	$33,658,945

	Non-indexed guarantee less than / equal to 4%	Non-indexed guarantee more than 4%	Non-guaranteed	Total
Reserves at December 31, 2021
By withdrawal characteristics:
With fair value adjustment	$495,314	$—	$—	$495,314
At fair value	30,326	—	33,088,160	33,118,486
Not subject to discretionary
withdrawal	26,577	—	18,568	45,145
Total	$552,217	$—	$33,106,728	$33,658,945

The Company also has no separate accounts, which would be disclosed by withdrawal characteristics, at book value without market value adjustments and with surrender charges.

(Continued)
38

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(7) Separate Accounts (Continued)

Reconciliation of net transfer to (from) separate accounts:

2021
Transfers as reported in the summary of operations of the
Annual Statement of the Separate Accounts:
Transfers to separate accounts	$3,598,895
Transfers from separate accounts	(3,703,895)
Net transfers to (from) separate accounts	(105,000)

Reconciling adjustments:
Investment expenses and other activity not included in transfers out in
Annual Statement of the Separate Accounts	(193,927)
Transfer included on Line 8.1 of the Life, Accident & Health Annual Statement	292,882
Fees associated with charges for investment management and contract guarantees	(109,746)
Total reconciling adjustments	(10,791)
Total transfers reported in the statutory statements of operations	$(115,791)

(8) Federal Income Taxes

Federal income tax expense (benefit) varies from amounts computed by applying the federal income tax rate of 21% to the gain from operations before federal income taxes. The reasons for this difference and the tax effects thereof for the years ended December 31 were as follows

	2021	2020	2019
Provision computed at statutory rate	$(14,295)	$5,340	$(14,511)
IMR amortization	455	1,082	1,591
Dividends received deduction	(22,486)	(24,033)	(22,393)
Tax credits	(12,831)	(13,410)	(10,387)
Non-admitted assets	(4,567)	(2,483)	(3,948)
Change in valuation allowance	1,000	156,000	—
Expense adjustments and other	4,080	(2,557)	(2,850)
Total tax	$(48,644)	$119,939	$(52,498)

Federal income tax expense (benefit)	$(140,253)	$(45,725)	$10,477
Tax on capital gains/losses	88,226	52,420	55,196
Change in net deferred income taxes	3,383	113,244	(118,171)
Total statutory income taxes	$(48,644)	$119,939	$(52,498)

(Continued)
39

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(8) Federal Income Taxes (Continued)

The components of income tax expense (benefit) for the years ended December 31 were as follows:

	2021	2020	2019
Tax on income	$(133,205)	$(44,183)	$34,423
Tax credits	(12,831)	(13,410)	(10,387)
Tax on capital gains/losses	88,226	52,420	55,196
Other taxes	5,783	11,868	(13,559)
Total income tax expense	$(52,027)	$6,695	$65,673

The components of the net deferred tax asset as of December 31 were as follows:

December 31, 2021	Ordinary	Capital	Total
Gross deferred tax assets	$322,732	$55,215	$377,947
Deferred tax assets non-admitted	—	—	—
	322,732	55,215	377,947
Deferred tax liabilities	(185,616)	(126,001)	(311,617)
Net admitted deferred tax asset	$137,116	$(70,786)	$66,330

December 31, 2020	Ordinary	Capital	Total
Gross deferred tax assets	$271,579	$79,026	$350,605
Deferred tax assets non-admitted	—	—	—
	271,579	79,026	350,605
Deferred tax liabilities	(194,006)	(69,081)	(263,087)
Net admitted deferred tax asset	$77,573	$9,945	$87,518

	Change ordinary	Change capital	Change total
Gross deferred tax assets	$51,153	$(23,811)	$27,342
Deferred tax assets non-admitted	—	—	—
	51,153	(23,811)	27,342
Deferred tax liabilities	8,390	(56,920)	(48,530)
Net admitted deferred tax asset	$59,543	$(80,731)	$(21,188)

(Continued)
40

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(8) Federal Income Taxes (Continued)

The amounts of adjusted gross deferred tax assets admitted as of December 31 were as follows:

December 31, 2021	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$44,671	$44,671
Adjusted gross deferred tax assets expected to be realized within three years	123,534	—	123,534
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	199,198	10,544	209,742
Deferred tax assets admitted	$322,732	$55,215	$377,947

The adjusted gross deferred tax asset allowed per limitation threshold as of December 31, 2021 was $496,012.

December 31, 2020	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$39,339	$39,339
Adjusted gross deferred tax assets expected to be realized within three years	112,459	11,614	124,073
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	159,120	28,073	187,193
Deferred tax assets admitted	$271,579	$79,026	$350,605

The adjusted gross deferred tax asset allowed per limitation threshold as of December 31, 2020 was $483,670.

The ratio percentages used to determine the recovery period and threshold limitation amounts and the amount of adjusted capital and surplus used to determine recovery period and threshold limitation as of December 31 were as follows:

	2021	2020
Ratio percentage	956%	995%
Capital and surplus used	$3,306,750	$3,224,466

As of December 31, 2021 the availability of tax planning strategies resulted in an increase of the Company’s adjusted gross deferred tax asset by approximately 7% of which all of which was ordinary for tax purposes. As of December 31, 2020, the availability of tax planning strategies did not result in a change in the Company’s deferred tax asset.

The availability of tax planning strategies increased the Company’s net admitted deferred tax assets by approximately 20% as of December 31, 2021 most of which was ordinary for tax purposes. The availability of tax planning strategies increased the Company’s net admitted deferred tax assets by approximately 20% as of December 31, 2020 of which all was ordinary for tax purposes.

The Company did not use any reinsurance tax planning strategies.

(Continued)
41

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(8) Federal Income Taxes (Continued)

The tax effects of temporary differences that give rise to the Company’s net deferred federal tax asset as of December 31 were as follows:

	2021	2020
Deferred tax assets:
Ordinary:
Policyholder liabilities	$197,165	$180,218
Investments	3,517	203
Deferred acquisition costs	185,904	176,699
Pension and postretirement benefits	26,449	20,890
Non-admitted assets	39,390	34,823
Other	27,307	14,746
Gross ordinary deferred tax assets	479,732	427,579
Valuation allowance	(157,000)	(156,000)
Non-admitted ordinary deferred tax assets	—	—
Admitted ordinary deferred tax asset	322,732	271,579
Capital:
Investments	54,068	77,287
Net unrealized capital losses	1,147	1,739
Gross capital deferred tax assets	55,215	79,026
Non-admitted capital deferred tax assets	—	—
Admitted capital deferred tax asset	55,215	79,026
Admitted deferred tax assets	377,947	350,605

Deferred tax liabilities:
Ordinary:
Investments	47,281	85,747
Fixed assets	9,874	8,753
Deferred and uncollected premium	6,375	19,461
Policyholder liabilities	35,419	41,221
Computer software	13,778	10,427
Other	72,889	28,397
Gross ordinary deferred tax liabilities	185,616	194,006
Capital:
Investments	4,758	24
Net unrealized capital gains	121,243	69,057
Gross capital deferred tax liabilities	126,001	69,081
Gross deferred tax liabilities	311,617	263,087
Net deferred tax asset	$66,330	$87,518
(Continued)
42

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(8) Federal Income Taxes (Continued)

As of December 31, 2021 and 2020, management determined that a valuation allowance was required for those gross deferred tax items based on managements' assessment that it is more likely than not that these deferred tax items will not be realized through future reversals of existing taxable temporary differences and future taxable income. There are no differences for which deferred tax liabilities are not recognized.

The change in net deferred income taxes is comprised of the following:

	2021	2020	Change
Total deferred tax assets	$377,947	$350,605	$27,342
Total deferred tax liabilities	(311,617)	(263,087)	(48,530)
Change in net deferred income tax	$66,330	$87,518	(21,188)
Tax effect of deferred tax asset / deferred tax
liability on unrealized capital gains (losses)			10,928
Tax effect of deferred tax asset on liability for
pension benefits			314
Net change in deferred income tax			(9,946)
Tax effect of deferred tax asset on statutory goodwill			(431)
Tax effect of reserve surplus adjustment on deferred tax
asset			6,994
Change in net deferred income tax asset			$(3,383)

As of December 31, 2021, the Company had no net operating loss carryforwards, capital loss carryforwards or tax credit carryforwards. Total capital income taxes incurred in the current and prior years of $84,567 are available for recovery in the event of future net losses.

No aggregate deposits were reported as admitted assets under Section 6603 of the IRS Code as of December 31, 2021.

A reconciliation of the beginning and ending balances of unrecognized tax benefits are as follows:

	2021	2020
Balance at beginning of year	$1,085	$2,984
Additions based on tax positions related to current year	570	390
Additions (reductions) for tax positions of prior years	197	(2,289)
Balance at end of year	$1,852	$1,085

Included in the balance of unrecognized tax benefits at December 31, 2021 are potential benefits of $1,852 that, if recognized, would affect the effective tax rate on income from operations.

As of December 31, 2021, accrued interest and penalties of $55 are recorded as current income tax liabilities on the statutory statements of admitted assets, liabilities and capital and surplus and $28 is recognized as a current income tax expense on the statutory statements of operations.

At December 31, 2021, the Company does not expect a significant increase in tax contingencies within the next 12 months.

All tax years through 2017 are closed. A limited scope audit of the Company’s 2018 tax year commenced in 2021. In connection with the audit, the Statute of Limitations for 2018 was extended to September 30, 2023. The Company believes that any additional taxes assessed or refunded as a result of examination will not have a material impact on its financial position. The IRS has not stated an intention to audit the Company's 2019 or 2020 consolidated tax return.

(Continued)
43

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(9) Related Party Transactions

The Company has investment advisory agreements with an affiliate, Securian AM. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $38,630, $34,893 and $31,830 in 2021, 2020 and 2019, respectively. As of December 31, 2021 and 2020, the amount due to Securian AM under these agreements was $16,720 and $15,987, respectively.

The Company also has an agreement with SFS, an affiliated broker-dealer. Under this agreement, SFS is the distributor of the Company’s fixed and variable annuity, variable life and certain life and certain life and annuity indexed products. Fees paid by the Company for the performance of compliance functions for these products totaled $1,485, $1,423 and $1,304 for the years ended December 31, 2021, 2020 and 2019, respectively. The Company also recognized commission expense of $102,998, $73,920 and $90,644 for the years ended December 31, 2021, 2020 and 2019, respectively. The Company recognized commissions payable to SFS in the amounts of $7,013 and $1,840 at December 31, 2021 and 2020, respectively.

Under an assignment agreement with SFS, 12(b)-1 fees from the affiliated Securian Funds Trust Funds and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2021, 2020 and 2019, the amounts transferred were $19,227, $16,339 and $16,545, respectively and is included in other income in the statements of operations.

The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, employee compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates. At December 31, 2021 and 2020, the amount payable to the Company was $46,106 and $37,033, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2021, 2020 and 2019 were $130,959, $135,425 and $157,375, respectively. In addition, the Company has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the year ended December 31, 2021, 2020 and 2019 was $39,767, $14,379 and $14,728, respectively, and the amount payable to SFG at December 31, 2021 and 2020 was $21,010 and $23,680, respectively. Settlements are made quarterly.

The Company has two group variable universal life and other individual universal life policies with SFG. The Company received premiums of $6,500, $7,600 and $7,600 in 2021, 2020 and 2019, respectively, for these policies. The Company paid claims totaling $2,363 and $2,034 in 2021 and 2020, respectively. No claims were paid during 2019. As of December 31, 2021 and 2020, reserves held under these policies were $114,744 and $101,137, respectively.

Allied provides its customers with certain insurance coverage that is underwritten by the Company. The Company paid commissions related to these policies in the amount of $10,076, $12,674 and $11,544 in 2021, 2020 and 2019, respectively.

CRI Securities, LLC (CRI), an affiliated broker-dealer, received commission payments from the Company for certain variable life products sold by registered representatives in the amount of $0, $2,844 and $3,081 in 2021, 2020 and 2019, respectively.

The Company has an agreement with Securian Life, whereby the Company may issue an individual life policy to certain individuals converting from a group life insurance policy issued by Securian Life or Securian Life may issue an individual life policy to certain individuals converting from a group life insurance policy issued by the Company. Upon issuance of the individual life policy, the Company either receives from or pays to Securian Life a conversion charge. For the years ended December 31, 2021, 2020 and 2019, the Company recognized $850, $659 and $1,063, respectively of net income from conversions. The amount receivable from Securian Life at December 31, 2021 and 2020 was $195 and $150, respectively. These amounts are settled quarterly.

The Company has an agreement with Securian Life, whereby Securian Life assigns the rights to its profit commission from unrelated third party reinsurers based on its underlying mortality experience to the Company in exchange for a fixed percentage allowance based on the premium reinsured. Under this agreement, which is settled quarterly, the Company recognized expenses of $12,101, $21,581 and $11,533 recorded in general insurance expenses and taxes on the statement of operations for the years ended December 31, 2021, 2020 and 2019, respectively, and the amount (receivable from) payable to Securian Life at December 31, 2021 and 2020 was $4,160 and $1,661, respectively. Depending on Securian Life’s mortality experience in any given year, the fixed percentage allowance paid by the Company can be favorable or unfavorable in relation to the profit commission Securian Life has forgone from the unrelated third party reinsurer and assigned to the Company.

(Continued)
44

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(9) Related Party Transactions (Continued)

The Company sells a percentage of ownership of newly originated mortgage loans to Securian Life. For the years ended December 31, 2021 and 2020, the Company sold $60,400 and $38,700, respectively, of mortgage loans to Securian Life.

The Company has a reinsurance agreement with Securian Life, whereby the Company assumes certain Group business from Securian Life. Activity is settled monthly. As of December 31, the Company recognized the following amounts on the statutory statements of admitted assets, liabilities and capital and surplus related to this agreement with Securian Life:

	2021	2020
Admitted assets:
Premiums deferred and uncollected	$130,318	$134,709
Total assets	$130,318	$134,709

Liabilities
Policy reserves:
Life insurance	89,996	86,588
Accident and health	2,286	1,636
Policy claims in process of settlement	307,694	249,517
Other policy liabilities	468	807
Accrued commissions and expenses	10,638	11,025
Total liabilities	$411,082	$349,573

For the years ending December 31, the Company recognized the following activity, before federal income tax expense (benefit), related to this agreement within the following line items of the statutory statements of operations:

	2021	2020	2019
Revenues:
Premiums	$777,500	$749,824	$702,167
Total revenues	777,500	749,824	702,167

Benefits and expenses:
Policyholder benefits	897,067	742,745	593,333
Commission expense	64,144	61,860	57,929
Total benefits and expenses	961,211	804,605	651,262
Net income (loss)	$(183,711)	$(54,781)	$50,905
(Continued)
45

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(9) Related Party Transactions (Continued)

Effective October 1, 2020, the Company entered into a reinsurance agreement with 1880 Reinsurance Company (1880 Re), a wholly owned subsidiary of SFG, whereby 1880 Re assumes certain Group business from the Company. Activity is settled quarterly. As of December 31, the Company recognized the following amounts on the statutory statement of admitted assets, liabilities, and capital and surplus related to this agreement with 1880 Re:

	2021	2020
Admitted assets:
Premiums deferred and uncollected	$(21,504)	$48,622
Other assets	55,748	30,579
Total assets	$34,244	$48,622

Liabilities
Policy reserves:
Life insurance	$(7,975)	$1,606
Policy claims in process of settlement	(43,659)	51,336
Other policy liabilities	101,269	30,624
Accrued commissions and expenses	—	1,679
Total liabilities	$49,635	$85,245

For the year ending December 31, the Company recognized the following activity, before federal income tax expense (benefit). related to this agreement within the following line items of the statutory statements of operations:

	2021	2020
Revenues:
Premiums	$(191,120)	$(47,984)
Commission expense	$7,111	$—
Other income	$(364)
Total revenues	$(184,373)	$(47,984)

Benefits and expenses:
Policyholder benefits	(189,938)	52,348
Increase in policy reserves	(6,522)	1,679
Total benefits and expenses	(196,460)	54,027
Net income (loss)	$12,087	$6,043

(Continued)
46

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(10) Liability for Unpaid Accident and Health Claims and Claim Adjustment Expenses

Activity in the liability for unpaid accident and health claims and claim adjustment expenses, which is included within accident and health policy reserves and policy claims in process of settlement on the statutory statements of admitted assets, liabilities and capital and surplus, is summarized as follows:

	2021	2020	2019
Balance at January 1	$628,688	$639,574	$600,802
Less: reinsurance recoverable	509,225	518,958	493,136
Net balance at January 1	119,463	120,616	107,666
Incurred related to:
Current year	151,905	140,442	154,762
Prior years	(10,824)	(14,501)	(15,049)
Total incurred	141,081	125,941	139,713
Paid related to:
Current year	62,452	62,617	74,252
Prior years	63,528	64,477	52,511
Total paid	125,980	127,094	126,763
Net balance at December 31	134,564	119,463	120,616
Plus: reinsurance recoverable	486,085	509,225	518,958
Balance at December 31	$620,649	$628,688	$639,574

The liability for unpaid accident and health claim adjustment expenses as of December 31, 2021 and 2020 was $2,797 and $3,095, respectively, and is included in the table above.

As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred decreased $10,824, $14,501, $15,049 in 2021, 2020 and 2019, respectively. The changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim adjustment expenses.

The Company incurred $2,618 and paid $2,373 of claim adjustment expenses in the current year, of which $730 of the paid amount was attributable to insured and covered events of prior years.

(11) Business Combinations and Goodwill

Aggregate goodwill related to acquisitions made in prior years was $18,662 and $24,883 as of December 31, 2021 and 2020, respectively, and is included in other invested assets on the statutory statements of assets, liabilities and capital and surplus. Goodwill amortization was $6,221, $6,221 and $6,221 for the year ended December 31, 2021, 2020 and 2019, respectively.

(12) Pension Plans and Other Retirement Plans

Pension and Other Postretirement Plans

The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation.

The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

(Continued)
47

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(12) Pension Plans and Other Retirement Plans (Continued)

Pension and Other Postretirement Plans (Continued)

The change in the benefit obligation and plan assets for the Company’s plans as of December 31 was calculated as follows:

	Pension benefits		Other benefits
	2021	2020	2021	2020
Change in benefit obligation:
Benefit obligation at
beginning of year	$52,008	$48,036	$5,132	$4,931
Service cost	—	—	174	167
Interest cost	1,598	1,826	116	147
Actuarial loss	(788)	4,445	(519)	70
Benefits paid	(2,169)	(2,299)	(156)	(183)
Benefit obligation at
end of year	$50,649	$52,008	$4,747	$5,132

Change in plan assets:
Fair value of plan assets at
beginning of year	$50,177	$48,750	$—	$—
Actual return on plan assets	1,359	1,419	—	—
Employer contribution	2,179	2,307	156	183
Benefits paid	(2,169)	(2,299)	(156)	(183)
Fair value of plan assets at
end of year	$51,546	$50,177	$—	$—

Funded status	$897	$(1,831)	$(4,747)	$(5,132)

Assets:
Prepaid plans assets	$14,194	$—	$—	$—
Overfunded plan assets	(13,297)	—	—	—
Total assets	897	—	—	—
Liabilities recognized:
Accrued benefit costs	—	(13,107)	7,096	7,626
Liability for benefits	—	14,938	(2,349)	(2,494)
Total liabilities recognized	$—	1,831	4,747	$5,132

Unrecognized liabilities	$(897)	$14,938	$(2,349)	$(2,494)

Weighted average assumptions
used to determine benefit
obligations:
Discount rate	2.77%	2.39%	2.81%	2.45%
Rate of compensation increase	N/A	0.00%	N/A	0.00%

(Continued)
48

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(12) Pension Plans and Other Retirement Plans (Continued)

Pension and Other Postretirement Plans (Continued)

	Pension benefits		Other benefits
	2021	2020	2021	2020
Weighted average assumptions
used to determine net periodic
benefit costs:
Expected long-term return on
plan assets	3.75%	3.75%	N/A	- %
Discount rate	2.39%	3.29%	2.45%	3.32%

Components of net periodic
benefit costs:
Service cost	$—	$—	$174	$167
Interest cost	1,598	1,826	116	147
Expected return on plan assets	(1,882)	(1,828)	—	—
Amount of prior service cost
recognized	—	—	(478)	(478)
Amount of recognized actuarial
loss (gain)	1,375	877	(187)	(190)
Net periodic benefit cost	$1,092	$875	$(375)	$(354)

Amounts in unassigned surplus
recognized as components of net
periodic benefit costs:
Items not yet recognized as a
component of net periodic benefit
cost – prior year	$14,938	$10,962	$(2,494)	$(3,232)
Net prior service (cost) credit
recognized	—	—	478	478
Net loss arising during the period	(266)	4,853	(519)	70
Net gain (loss) recognized	(1,375)	(877)	187	190
Items not yet recognized as a
component of net periodic benefit
cost – current year	$13,297	$14,938	$(2,349)	$(2,494)

Amounts in unassigned surplus
expected to be recognized in the
next fiscal year as components
of net periodic benefit cost:
Net prior service cost (credit)	$—	$—	$(129)	$(478)
Net recognized (gains) losses	1,163	1,391	(194)	(125)

Accumulated benefit obligation	$50,649	$52,008	$4,747	$5,132

(Continued)
49

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(12) Pension Plans and Other Retirement Plans (Continued)

Pension and Other Postretirement Plans (Continued)

The Company updated its assumptions as of December 31, 2021 and December 31, 2020 with respect to its pension and postretirement benefit obligations after a review of plan experience. The impacts related to assumption changes are a component of the net actuarial gain (loss).

Estimated future benefit payments for pension and other postretirement benefits:

	Pension	Other
	benefits	benefits
2022	$3,877	$252
2023	3,972	271
2024	3,910	268
2025	3,886	274
2026	3,485	273
2027-2031	16,724	1,413

For measurement purposes, a 6.20% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2021. The rate was assumed to decrease gradually to 3.70% for 2074 and remain at that level thereafter.

The assumptions presented herein are based on pertinent information available to management as of December 31, 2021 and 2020. Actual results could differ from those estimates and assumptions

Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan’s investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

The Company’s non-contributory defined benefit plan’s assets were allocated 100% to the insurance company general account at both December 31, 2021 and 2020. The insurance company general account represents assets held with the general account of the Company. These assets principally consist of bonds, commercial mortgage loans and common stocks.

In accordance with authoritative accounting guidance, the Company groups pension and other postretirement plans financial assets and financial liabilities into a three-level hierarchy for valuation techniques used to measure their fair value based on whether the valuation inputs are observable or unobservable. Refer to note 4 Fair Value of Financial Instruments for further discussion on these levels.

The following tables summarize the Company’s pension benefit plans’ financial assets measured at fair value:

December 31, 2021	Level 1	Level 2	Level 3	Total
Insurance company general
account	$—	$—	$51,546	$51,546

December 31, 2020	Level 1	Level 2	Level 3	Total
Insurance company general
account	$—	$—	$50,177	$50,177

Insurance company general account

Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities are classified as Level 3.

(Continued)
50

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(12) Pension Plans and Other Retirement Plans (Continued)

Profit Sharing Plans

The Company also has a profit sharing plan covering substantially all agents. The Company’s contribution is made as a certain percentage based on voluntary contribution rate and applied to each eligible agent’s annual contribution. The Company recognized contributions to the plan during 2021, 2020 and 2019 of $1,270, $1,186 and $1,460, respectively.

(13) Capital and Surplus and Dividends

During the year ended December 31, 2021, the Company declared and paid dividends to SFG consisting of common stock in the amount of $5,000, and its ownership interest of $3,402 in CRI. During the year ended December 31, 2020, the Company declared and paid dividends to SFG consisting of common stock in the amount of $1,967.

Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Minnesota Department of Commerce. Based on these limitations and 2021 statutory results, the maximum amount available for the payment of dividends during 2022 by Minnesota Life Insurance Company without prior regulatory approval is $340,293.

For the year ended December 31, 2021 there was a cash capital contribution received from SFG in the amount of $100,000. For the year ended December 31, 2020 and 2019, respectively, there were no capital contributions from SFG to the Company.

Other than noted above, there are no restrictions placed on the Company’s unassigned surplus, including for whom the surplus is being held.

The Company is required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company exceeded the minimum RBC requirements for the years ended December 31, 2021 and 2020.

(14) Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible. At December 31, 2021 and 2020, policy reserves are reflected net of reinsurance ceded of $1,322,783 and $1,332,500, respectively.

Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The effect of reinsurance on premiums and annuity considerations for the years ended December 31 was as follows:

	2021	2020	2019
Direct premiums and annuity considerations	$8,562,341	7,896,662	$8,882,759
Reinsurance assumed	803,049	774,621	728,074
Reinsurance ceded	(1,618,822)	(1,007,623)	(988,690)
Total premiums and annuity considerations	$7,746,568	$7,663,660	$8,622,143

The Company has reinsurance agreements with Securian Life and 1880 Re as discussed in detail in note 9 Related Party Transactions which are included in the reinsurance assumed and ceded information above, respectively.

The Company has an Aggregate Stop Loss reinsurance program, in conjunction with Securian Life with a 125% Loss Ratio attachment point and $110 million of available coverage capacity. No reinsurance credit has been recorded for this program for the years ended December 31, 2021, 2020 and 2019.
(Continued)
51

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(14) Reinsurance (Continued)

Reinsurance recoveries on ceded reinsurance contracts were $1,279,189, $952,825 and $739,150 during 2021, 2020 and 2019, respectively.

As of December 31, 2021, the Company owned in excess of 10% or controlled either directly or indirectly the following reinsurers:

Company representative	Reinsurer
Agent of the Company	Futural Life Insurance Company
Agent of the Company	WFI Reinsurance LTD
Agent of the Company	Atlantic Security Life Insurance Company
Administrative representative of the Company	Southwest Business Corporation

During March 2022, the Company entered into a master transaction agreement pursuant to which, and subject to satisfaction of closing conditions, the Company will enter into an agreement to reinsure several closed blocks of individual life and individual annuity products effective January 1, 2022. This transaction is expected to close in the first half of 2022.

(15) Commitments and Contingencies

The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on operations or the financial position of the Company.

The Company has long-term commitments to fund alternative investments and real estate investments totaling $546,414 as of December 31, 2021. The Company estimates that $201,000 of these commitments will be invested in 2022, with the remaining $345,414 invested over the next four years.

As of December 31, 2021, the Company had committed to originate mortgage loans totaling $346,975 but had not completed the originations.

As of December 31, 2021, the Company had committed to purchase bonds totaling $79,762 but had not completed the purchase transactions.

The Company has a 100% coinsurance agreement for its individual disability line. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2021 and 2020, the assets held in trust were $529,481 and $566,904, respectively. These assets are not reflected in the accompanying statements of admitted assets, liabilities and capital and surplus.

In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2021 and 2020, this liability was $210 and $606, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $2,740 and $3,372 as of December 31, 2021 and 2020, respectively. These assets are being amortized over a five-year period.

(Continued)
52

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(16) Leases

The Company leases space in downtown St. Paul to unaffiliated companies. Commitments to the Company from these agreements are as follows: 2022, $1,135; 2023, $961; 2024, $803; 2025, $730; 2026, $484. Income from these leases was $2,599, $2,575 and $3,200 for the years ended December 31, 2021, 2020 and 2019, respectively, and is reported in net investment income on the statutory statements of operations.

(17) Borrowed Money

The Company has entered into a membership agreement with the Federal Home Loan Bank of Des Moines (FHLB), providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. As of December 31, 2021, the Company had entered into agreements with face amount and carrying value totaling $120,000, which are recorded in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus and are not subject to prepayment penalties. The outstanding borrowings at December 31, 2021 have a maturities of less than one year with principal due at those times. Interest rates are determined at the reset date and ranged from 0.33% to 0.61% during 2021. The Company paid $621, $2,178 and $3,248 in interest in 2021, 2020 and 2019, respectively, and accrued interest of $5 and $36 at December 31, 2021 and 2020, respectively, which are recorded in other liabilities and accrued commissions and expenses, respectively on the statutory statements of admitted assets, liabilities and capital and surplus. During 2021 and 2020, the maximum amount borrowed from the FHLB was $220,000 and $595,000, respectively.

The Company pledged general account bonds with a carrying value and fair value of $1,860,289 and $1,958,405, respectively, as collateral for FHLB borrowings as of December 31, 2021. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $1,469,773 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The carrying value and fair value of the maximum amount of general account collateral pledged to the FHLB during 2021 was $2,122,023 and $2,253,339, respectively.

As of December 31, 2021 and 2020, the Company held FHLB Class A membership stock of $10,000. The FHLB activity stock was $4,800 and $3,800 at December 31, 2021 and 2020, respectively. The FHLB stock is carried at cost and is recorded in common stocks on the statutory statements of admitted assets, liabilities and capital and surplus.

(18) Surplus Notes

In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in September 2025. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1993, underwritten by Goldman, Sachs & Co. and CS First Boston, and are administered by the Company as registrar/paying agent. At December 31, 2021 and 2020, the balance of the surplus notes was $118,000.

The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce. The accrued interest was $2,832 as of December 31, 2021 and 2020. The interest paid in 2021, 2020 and 2019 was $9,735. The total accumulated interest paid over the life of the note as of December 31, 2021 was $267,339. Interest is included in net investment income in the statutory statements of operations.

(19) Retrospectively Rated Contracts

The Company estimates accrued retrospective premium adjustments for its group life and accident and health insurance business through a mathematical approach using an algorithm of the financial agreements in place with clients.

The amount of net premiums written by the Company at December 31, 2021 that are subject to retrospective rating features was $570,988 which represented 49.3% of the total net premiums written for group life and accident and health. No other net premiums written by the Company are subject to retrospective rating features.

(Continued)
53

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(20) Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

Individual Annuities

December 31, 2021	General account	Separate account with guarantees	Separate account non-guaranteed	Total	% of total
Subject to discretionary withdrawal:
With market value adjustment	$840,772	$486,373	$—	$1,327,145	12.9%
At book value less current surrender charges
of 5% or more	600,607	—	—	600,607	5.8%
At fair value	—	30,326	6,676,667	6,706,993	65.2%
Total with market value adjustment or at fair
value	1,441,379	516,699	6,676,667	8,634,745	83.9%
At book value without adjustment	782,520	—	—	782,520	7.6%
Not subject to discretionary withdrawal	823,251	26,577	18,568	868,396	8.5%
Total	$3,047,150	$543,276	$6,695,235	$10,285,661	100.0%
Amount included at book value less current
surrender charges of 5% or more that will move
to at book value without adjustment in the year
after the report date	$229,927	$—	$—	$229,927

Group Annuities

December 31, 2021	General account	Separate account with guarantees	Separate account non-guaranteed	Total	% of total
Subject to discretionary withdrawal:
With market value adjustment	$4,343,582	$—	$—	$4,343,582	14.5%
At book value less current surrender charges
of 5% or more	—	—	—	—	0.0%
At fair value	—	—	22,131,690	22,131,690	74.0%
Total with market value adjustment or at fair
value	4,343,582	—	22,131,690	26,475,272	88.5%
At book value without adjustment	11,811	—	—	11,811	0.0%
Not subject to discretionary withdrawal	3,415,809	—	—	3,415,809	11.5%
Total	$7,771,202	$—	$22,131,690	$29,902,892	100.0%
Amount included at book value less current
surrender charges of 5% or more that will move
to at book value without adjustment in the year
after the report date	$—	$—	$—	$—

(Continued)
54

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(20) Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics (Continued)

Deposit Type Contracts

December 31, 2021	General account	Separate account with guarantees	Separate account non-guaranteed	Total	% of total
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	0.0%
At book value less current surrender charges
of 5% or more	—	—	—	—	0.0%
At fair value	—	—	—	—	0.0%
Total with market value adjustment or at fair
value	—	—	—	—	0.0%
At book value without adjustment	1,099,708	—	—	1,099,708	68.0%
Not subject to discretionary withdrawal	517,369	—	—	517,369	32.0%
Total	$1,617,077	$—	$—	$1,617,077	100.0%
Amount included at book value less current
surrender charges of 5% or more that will move
to at book value without adjustment in the year
after the report date	$—	$—	$—	$—

As of December 31, 2021:

Amount
Life and Accident and Health Annual Statement:
Annuities	$10,816,783
Supplementary contracts with life contingencies	5,658
Deposit-type contracts	1,612,988
Total reported on Life and Accident and Health Annual Statement	12,435,429
Annual Statement of the Separate Accounts:
Exhibit 3 line 0299999, column 2	29,370,201
Total reported on the Annual Statement of the Separate Accounts	29,370,201
Combined total	$41,805,630

(Continued)
55

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(21) Analysis of Life Actuarial Reserves by Withdrawal Characteristics

	General account
December 31, 2021	Account value	Cash value	Reserve
Subject to discretionary withdrawal,
surrender values or policy loans:
Term policies with cash value	$—	$—	$—
Universal life	1,419,851	1,651,256	1,782,368
Universal life with secondary
guarantees	208,155	184,160	544,352
Indexed universal life	7,440,007	7,015,141	7,391,232
Indexed universal life with
secondary guarantees	1,176,646	1,056,659	1,644,631
Indexed life	—	—	—
Other permanent cash value life
insurance	1,002,437	951,575	1,009,896
Variable life	497,240	852,636	699,789
Variable universal life	70,304	70,304	70,304
Miscellaneous reserves	267,717	—	267,717
Not subject to discretionary
withdrawal or no cash values:
Term policies without cash value	—	—	1,071,877
Accidental death benefits	—	—	29
Disability – active lives	—	—	22,910
Disability – disabled lives	—	—	421,666
Miscellaneous reserves	—	—	586,528
Total	12,082,357	11,781,731	15,513,299
Reinsurance ceded	—	—	778,291
Net total	$12,082,357	$11,781,731	$14,735,008

(Continued)
56

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(21) Analysis of Life Actuarial Reserves by Withdrawal Characteristics (Continued)

Separate account - non-guaranteed
December 31, 2021	Account value	Cash value	Reserve
Subject to discretionary withdrawal,
surrender values or policy loans:
Term policies with cash value	$—	$—	$—
Universal life	—	—	—
Universal life with secondary
guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with
secondary guarantees	—	—	—
Indexed life	—	—	—
Other permanent cash value life
insurance	—	—	—
Variable life	3,939,572	3,430,219	3,852,211
Variable universal life	436,533	436,533	436,533
Miscellaneous reserves	—	—	—
Not subject to discretionary
withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability – active lives	—	—	—
Disability – disabled lives	—	—	—
Miscellaneous reserves	—	—	—
Total	4,376,105	3,866,752	4,288,744
Reinsurance ceded	—	—	—
Net total	$4,376,105	$3,866,752	$4,288,744
Grand total	$16,458,462	$15,648,483	$19,023,752

(Continued)
57

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(21) Analysis of Life Actuarial Reserves by Withdrawal Characteristics (Continued)

As of December 31, 2021:

Amount
Life and Accident and Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$11,651,480
Exhibit 5, Accidental death benefits sections, total (net)	29
Exhibit 5, Disability – active lives section, total (net)	22,904
Exhibit 5, Disability – disables lives section, total (net)	388,992
Exhibit 5, Miscellaneous reserves section, total (net)	2,671,603
Subtotal	14,735,008
Separate Accounts Annual Statement:
Exhibit 3 line 0199999, column 2	4,288,744
Exhibit 3 line 0499999, column 2	—
Exhibit 3 line 0599999, column 2	—
Subtotal	4,288,744
Combined total	$19,023,752

(22) Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2021 were as follows:

	Gross	Net of Loading
Ordinary new business	$9,165	$3,426
Ordinary renewal business	65,198	95,216
Credit life	111	111
Group life	1,155	1,101
Subtotal	75,629	99,854
Premiums due and unpaid	99,610	88,531
Portion of due and unpaid over 90 days	(1,524)	(1,524)
Net admitted asset	$173,714	$186,861

(Continued)
58

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(23) Reconciliation to Adjustments to Financial Statements

Subsequent to the filing of the 2020 Annual Statement, certain adjustments were identified and recorded to properly reflect policy reserves on universal life policies with secondary guarantees, and related tax impacts, at December 31, 2020. The following is a reconciliation of the amounts previously reported to the state regulatory authorities in the 2020 Annual Statement of the Company to the amounts reported herein:

	2020
	Annual statement	Adjustments	Amounts reported herein
Total assets	$60,201,928	$3,991	$60,205,919
Total liabilities	$56,838,322	$19,005	$56,857,327
Total capital and surplus	$3,363,606	$(15,014)	$3,348,592
Net income (loss)	$(9,191)	$(15,656)	$(24,847)

(24) Subsequent Events

Through March 31, 2022, the date these financial statements were issued, there were no material subsequent events that required recognition or additional disclosure in the Company’s financial statements except for the disclosure item in note 14 Reinsurance.

59

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Selected Financial Data
December 31, 2021
(in thousands)

Investment Income Earned:
U.S. Government bonds	$13,922
Other bonds (unaffiliated)	803,005
Bonds of affiliates	—
Preferred stocks (unaffiliated)	3,078
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	16,740
Common stocks of affiliates	—
Mortgage loans	219,675
Real estate	21,727
Premium notes, policy loans and liens	33,186
Cash on hand and on deposit	(13)
Short-term investments	66
Other invested assets	63,128
Derivative instruments	13,239
Aggregate write-ins for investment income	1,358
Gross investment income	$1,189,111

Real Estate Owned - Book Value less Encumbrances
$51,907
Mortgage Loans - Book Value:
Farm mortgages
Residential mortgages	$—
Commercial mortgages	—
Total mortgage loans	4,797,976
$4,797,976
Mortgage Loans By Standing - Book Value:
Good standing	$4,797,976
Good standing with restructured terms	$—
Interest overdue more than 90 days, not in foreclosure	$—
Foreclosure in process	$—

Other Long Term Assets - Statement Value	$1,422,942

Collateral Loans	$—

Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:
Bonds	$—
Preferred stocks	$—
Common stocks	$476,107

(Continued)
60

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Selected Financial Data (Continued)
December 31, 2021
(in thousands)

Bonds, Short-Term Investments and Certain Cash Equivalents by Class and Maturity:
Bonds, Short-Term Investments and Certain Cash Equivalents by Maturity - Statement Value:
Due within one year or less	$1,493,340
Over 1 year through 5 years	6,464,066
Over 5 years through 10 years	6,813,347
Over 10 years through 20 years	2,765,952
Over 20 years	5,178,206
No maturity date	4,252
Total by maturity	$22,719,163

Bonds, Short-Term Investments and Certain Cash Equivalents by NAIC designation - Statement Value:
NAIC 1	$13,403,733
NAIC 2	8,496,761
NAIC 3	741,417
NAIC 4	34,050
NAIC 5	13,939
NAIC 6	29,263
Total by NAIC designation	$22,719,163

Total Bonds, Short-Term Investments and Certain Cash Equivalents Publicly Traded	$16,830,490
Total Bonds, Short-Term Investments and Certain Cash Equivalents Privately Placed	$5,888,673

Preferred Stocks - Statement Value	$103,890
Common Stocks - Market Value	$1,018,668
Short-Term Investments and Cash Equivalents - Book Value	$334,116
Options, Caps & Floors Owned - Statement Value	$1,051,918
Options, Caps & Floors Written and In Force - Statement Value	$(547,298)
Collar, Swap & Forward Agreements Open - Statement Value	$—
Futures Contracts Open - Current Value	$—
Cash on Deposit	$1,314

Life Insurance In Force:
Industrial	$—
Ordinary	$94,922,263
Credit Life	$5,847,105
Group Life	$311,418,841

Amount of Accidental Death Insurance In Force Under Ordinary Policies	$27,997

Life Insurance Policies with Disability Provisions in Force:
Industrial	$—
Ordinary	$179,531
Credit Life	$41,633
Group Life	$363,436,538
(Continued)
61

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Selected Financial Data (Continued)
December 31, 2021
(in thousands)

Supplementary Contracts in Force:
Ordinary - Not Involving Life Contingencies:
Amount on Deposit	$160,319
Income Payable	$16,246
Ordinary - Involving Life Contingencies:
Income Payable	$269
Group - Not Involving Life Contingencies:
Amount on Deposit	$37,795
Income Payable	$—
Group - Involving Life Contingencies:
Income Payable	$24,132

Annuities:
Ordinary:
Immediate - Amount of Income Payable	$115,659
Deferred - Fully Paid - Account Balance	$2,291,901
Deferred - Not Fully Paid - Account Balance	$7,215,103
Group:
Immediate - Amount of Income Payable	$307,777
Deferred - Fully Paid - Account Balance	$—
Deferred - Not Fully Paid - Account Balance	$11,809

Accident and Health Insurance - Premiums In Force:
Ordinary	$—
Group	$531,176
Credit	$57,517

Deposit Funds and Dividend Accumulations:
Deposit Funds - Account Balance	$1,378,859
Dividend Accumulations - Account Balance	$35,917

Claim Payments:
Group Accident and Health:
2021	$53,082
2020	$46,397
2019	$4,290
2018	$1,012
2017	$1,158
Prior	$1,805
Other Accident and Health:
2021	$85
2020	$—
2019	$25
2018	$—
2017	$—
Prior	$—
Other Coverages that use Developmental Methods to Calculate Claims Reserves:
2021	$4,805
2020	$5,273
2019	$2,656
2018	$1,399
2017	$695
Prior	$487

See accompanying independent auditors’ report

62

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Supplemental Investment Risks Interrogatories
December 31, 2021
(in thousands)

1.)	Total admitted assets (excluding separate accounts):				$33,040,236

2.)	10 Largest exposures to a single issuer/borrower/investment:

	Issuer				Amount	Percentage
	Federal National Mortgage Association				$975,290	3.0%
	Federal Home Loan Mortgage Corporation				$804,685	2.4%
	Securian Life Insurance Co				$476,107	1.4%
	Berkshire Hathaway Inc.				$198,073	0.6%
	Intel Corporation				$111,707	0.3%
	Phillips 66				$109,717	0.3%
	The Walt Disney Company				$99,563	0.3%
	Bank of America Corporation				$99,251	0.3%
	UnitedHealth Group Incorporated				$99,098	0.3%
	Comcast Corporation				$97,270	0.3%

3.)	Total admitted assets held in bonds and preferred stocks by NAIC rating:

	Bonds	Amount	Percentage	Stocks	Amount	Percentage
	NAIC-1	$13,403,733	40.6%	P/RP-1	$27,975	0.1%
	NAIC-2	$8,496,761	25.7%	P/RP-2	$62,061	0.2%
	NAIC-3	$741,417	2.2%	P/RP-3	$7,813	0.0%
	NAIC-4	$34,050	0.1%	P/RP-4	$5,421	0.0%
	NAIC-5	$13,939	0.0%	P/RP-5	$620	0.0%
	NAIC-6	$29,263	0.1%	P/RP-6	$—	0.0%

4.)	Assets held in foreign investments:
					Amount	Percentage
	Total admitted assets held in foreign investments:				$1,756,448	5.3%
	Foreign-currency denominated investments of:				$—	0.0%
	Insurance liabilities denominated in that same foreign currency:				$—	0.0%

5.)	Aggregate foreign investment exposure categorized by NAIC sovereign rating:
					Amount	Percentage
	Countries rated by NAIC-1				$1,701,739	5.2%
	Countries rated by NAIC-2				$11,907	0.0%
	Countries rated by NAIC-3 or below				$42,802	0.1%
(Continued)

63

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Supplemental Investment Risks Interrogatories (Continued)
December 31, 2021
(in thousands)

6.)	Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:
	Sovereign Rating	Country	Amount	Percentage
	Countries rated by NAIC-1	Australia	$462,675	1.4%
		United Kingdom	$415,456	1.3%

	Countries rated by NAIC-2	Turks And Caicos Islands	$8,000	0.0%
		Mauritius	$2,348	0.0%

	Countries rated by NAIC-3 or below	Liberia	$28,000	0.1%
		Guernsey	$14,802	0.0%

7.)	Aggregate unhedged foreign currency exposure:
			Amount	Percentage
			$90,055	0.3%

8.)	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:
			Amount	Percentage
	Countries rated by NAIC-1		$89,325	0.3%
	Countries rated by NAIC-2		$730	0.0%
	Countries rated by NAIC-3 or below		$—	0.0%

9.)	Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:
	Sovereign Rating	Country	Amount	Percentage
	Countries rated by NAIC-1	United Kingdom	$34,061	0.1%
		France	$15,855	0.0%

	Countries rated by NAIC-2	Thailand	$417	0.0%
		Hungary	$313	0.0%

	Countries rated by NAIC-3 or below	None	$—	0.0%
		None	$—	0.0%

10.)	10 Largest non-sovereign foreign issues:
	Issuer	NAIC Rating	Amount	Percentage
	HOFER FINANCIAL	1PL	$50,000	0.2%
	Electricité de France S.A.	1FE	$47,522	0.1%
	Vector Limited	2	$47,000	0.1%
	Perth Airport	2	$45,500	0.1%
	Diageo Capital plc	1FE	$44,319	0.1%
	Transurban Group	2FE	$44,171	0.1%
	Takeda Pharmaceutical Company Limited	2FE	$40,875	0.1%
	Vodafone Group Public Limited Company	2FE	$39,073	0.1%
	CSL LTD	1	$38,150	0.1%
	TRANSGRID	2FE	$35,000	0.1%
(Continued)

64

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Supplemental Investment Risks Interrogatories (Continued)
December 31, 2021
(in thousands)

11.)	There were no admitted assets held in Canadian investments and unhedged Canadian currency
	exposures that exceeded 2.5% of the Company's total admitted assets.

12.)	There were no admitted assets held in investments with contractual sales restrictions exposures
	that exceeded 2.5% of the Company's total admitted assets.

13.)	Admitted assets held in the largest 10 equity interests:

	Issuer		Amount	Percentage
	Securian Life Insurance Company		$476,107	1.4%
	Allied Solutions, LLC		$159,334	0.5%
	Charles River Funds		$69,176	0.2%
	Threshold Ventures Funds		$65,780	0.2%
	Maveron Equity Partners Funds		$40,373	0.1%
	Lerer Hippeau Funds		$37,307	0.1%
	Genstar Funds		$33,826	0.1%
	Ridge Ventures Funds		$33,470	0.1%
	AEA Funds		$29,559	0.1%
	Gridiron Capital Funds		$29,510	0.1%

14.)	Admitted assets held in nonaffiliated, privately place equities:

	Aggregate statement value of investments held in nonaffiliated privately		Amount	Percentage
	placed equities		$1,041,219	3.2%

	3 Largest investments held in nonaffiliated, privately placed equities		Amount	Percentage
	Charles River Funds		$69,176	0.2%
	Threshold Ventures Funds		$65,780	0.2%
	Maveron Equity Partners Funds		$40,373	0.1%

	10 Largest fund managers	Total Invested	Diversified	Non-Diversified
	Dreyfus Money Market Funds	$219,858	$219,858	$—
	Securian Asset Management Funds	$89,272	$89,272	$—
	BlackRock Funds	$72,441	$40,073	$32,367
	Charles River Funds	$69,176	$—	$69,176
	Threshold Ventures Funds	$65,780	$—	$65,780
	Maveron Equity Partners Funds	$40,373	$—	$40,373
	Lerer Hippeau Funds	$37,307	$—	$37,307
	Genstar Funds	$33,826	$—	$33,826
	Ridge Ventures Funds	$33,470	$—	$33,470
	AEA Funds	$29,559	$—	$29,559
(Continued)

65

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Supplemental Investment Risks Interrogatories (Continued)
December 31, 2021
(in thousands)

15.)	There were no admitted assets held in general partnership interests that exceeded 2.5% of the
	Company's total admitted assets

16.)	Admitted assets held in mortgage loans:

	10 Largest Annual Statement Schedule B aggregate mortgage interests:

	Issuer				Type	Amount	Percentage
	Commercial Massry Portfolio				Commercial	$58,467	0.2%
	Commercial IRET Apartment Portfolio				Commercial	$54,900	0.2%
	Commercial Meritex-Atlanta				Commercial	$43,250	0.1%
	Commercial Wilshire Union Shopping Center				Commercial	$41,000	0.1%
	Commercial Towers of Colonie Apartments				Commercial	$37,131	0.1%
	Commercial Mars Industrial Facility				Commercial	$34,671	0.1%
	Commercial Marshalls Plaza				Commercial	$30,767	0.1%
	Commercial Plymouth Industrial Reit Portf				Commercial	$30,000	0.1%
	Commercial Hubb NYC Portfolio				Commercial	$27,500	0.1%
	Commercial Orchard Park Apt Port				Commercial	$27,420	0.1%

	Admitted assets held in the following categories of mortgage loans:

	Category					Amount	Percentage
	Construction loans					$—	0.0%
	Mortgage loans over 90 days past due					$—	0.0%
	Mortgage loans in the process of foreclosure					$—	0.0%
	Mortgage loans foreclosed					$—	0.0%
	Restructured mortgage loans					$—	0.0%

17.)	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most
	current appraisal as of the annual statement date:

	Loan-to-Value	Residential		Commercial		Agricultural

	Above 95%	$—	0.0%	$—	0.0%	$—	0.0%
	91% to 95%	$—	0.0%	$—	0.0%	$—	0.0%
	81% to 90%	$—	0.0%	$—	0.0%	$—	0.0%
	71% to 80%	$—	0.0%	$9,134	0.0%	$—	0.0%
	below 70%	$—	0.0%	$4,788,842	14.5%	$—	0.0%

18.)	There were no assets that exceeded 2.5% of the Company's total admitted assets held in each of the
	five largest investments in one parcel or group of contiguous parcels of real estate reported in the
	Annual Statement Schedule A.

(Continued)

66

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Supplemental Investment Risks Interrogatories (Continued)
December 31, 2021
(in thousands)

19.)	There were no admitted assets held in investments held in mezzanine real estate loans
	that exceeded 2.5% of the Company's total admitted assets.

20.)	Total admitted assets subject to the following types of agreements:

		At Year End		At End of Each Quarter
	Agreement Type			1st Qtr	2nd Qtr	3rd Qtr
	Securities lending	$—	0.0%	$—	$—	$—
	Repurchase	$—	0.0%	$—	$—	$—
	Reverse repurchase	$—	0.0%	$—	$—	$—
	Dollar repurchase	$—	0.0%	$—	$—	$—
	Dollar reverse repurchase	$—	0.0%	$—	$—	$—

21.)	Warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
	Hedging	$—	0.0%	$—	$—
	Income generation	$—	0.0%	$—	$—
	Other	$—	0.0%	$—	$—

22.)	Potential exposure for collars, swaps and forwards:

		At Year End		At End of Each Quarter
				1st Qtr	2nd Qtr	3rd Qtr
	Hedging	$—	0.0%	$18,245	$18,132	$17,451
	Income generation	$—	0.0%	$—	$—	$—
	Replications	$—	0.0%	$—	$—	$—
	Other	$—	0.0%	$—	$—	$—

23.)	Potential exposure for future contracts:

		At Year End		At End of Each Quarter
				1st Qtr	2nd Qtr	3rd Qtr
	Hedging	$84,968	0.0%	$60,713	$59,500	$61,264
	Income generation	$—	0.0%	$—	$—	$—
	Replications	$—	0.0%	$—	$—	$—
	Other	$—	0.0%	$—	$—	$—

See accompanying independent auditors’ report
67

MINNESOTA LIFE INSURANCE COMPANY
Summary Investment Schedule
December 31, 2021

Investment Categories	Gross Investment Holdings		Admitted Assets
Long-term bonds
US governments	$838,373	2.61%	$838,373	2.61%
All other governments	15,288	0.05%	15,288	0.05%
US states, territories and possessions, etc. guaranteed	602	—%	602	—%
US political subdivisions of states, territories, and
possessions, guaranteed	62,136	0.19%	62,136	0.19%
US special revenue and special assessment obligations,
etc. non-guaranteed	2,443,402	7.62%	2,443,402	7.62%
Industrial and miscellaneous	19,210,694	59.88%	19,210,694	59.89%
Hybrid securities	30,159	0.09%	30,159	0.09%
SVO identified funds	4,252	0.01%	4,252	0.01%
Total long-term bonds	$22,604,906	70.45%	$22,604,906	70.46%

Preferred stocks
Industrial and miscellaneous (unaffiliated)	$103,890	0.32%	$103,890	0.32%
Total preferred stocks	$103,890	0.32%	$103,890	0.32%

Common stocks
Industrial and miscellaneous publicly traded (unaffiliated)	$359,594	1.12%	$359,594	1.12%
Industrial and miscellaneous other (unaffiliated)	14,800	0.05%	14,800	0.05%
Parents, subsidiaries and affiliates other	476,117	1.49%	476,107	1.49%
Mutual funds	167,056	0.52%	167,056	0.52%
Closed-end funds	$1,111	—%	$1,111	—%
Total common stocks	$1,018,678	3.18%	$1,018,668	3.18%

Mortgage loans
Commercial mortgages	$4,797,976	14.96%	$4,797,976	14.96%
Total mortgage loans	$4,797,976	14.96%	$4,797,976	14.96%

Real estate
Properties occupied by the company	$51,907	0.16%	$51,907	0.16%
Total real estate	$51,907	0.16%	$51,907	0.16%

Cash, cash equivalents and short-term investments
Cash	$1,314	—%	$1,314	—%
Cash equivalents	316,967	0.99%	316,967	0.99%
Short-term investments	17,149	0.06%	17,149	0.06%
Total cash, cash equivalents and short-term investments	$335,430	1.05%	$335,430	1.05%

Policy loans	$689,340	2.15%	$684,899	2.14%

Derivatives	$1,051,918	3.28%	$1,051,918	3.28%

Other invested assets	$1,424,325	4.44%	$1,422,942	4.44%

Receivable for securities	$3,710	0.01%	$2,904	0.01%

Total invested assets	$32,082,080	100.00%	$32,075,440	100.00%
See accompanying independent auditors’ report
68

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Supplemental Reinsurance Risks Interrogatories
December 31, 2021

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.Has Minnesota Life Insurance Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?
Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.
Yes ☐ No ☒
If yes, indicate the number of reinsurance contracts to which such provisions apply:

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes ☐ No ☐ N/A ☒

2.Has Minnesota Life Insurance Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☒ No ☐

If yes, indicate the number of reinsurance contracts to which such provisions apply: _1

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes ☐ No ☐ N/A ☒

N/A as the reinsurance contract did not result in a reinsurance credit.

3.Does Minnesota Life Insurance Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

a.Provisions that permit the reporting of losses to be made less frequently than quarterly;
b.Provisions that permit settlements to be made less frequently than quarterly;
c.Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or
d.The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes ☐ No ☒

(Continued)

69

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Supplemental Reinsurance Risks Interrogatories (Continued)
December 31, 2021

4.Has Minnesota Life Insurance Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract	Response:	Identify reinsurance contract(s	Has the insured event(s) triggering contract cover been recognized
Assumption reinsurance – new for the reporting p	Yes ☐ No		N/A
Non-proportional reinsurance, which does not result in significant surplus re	Yes ☐ No		Yes ☐ No ☐ N/A ☒

5.Has Minnesota Life Insurance Company ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes ☐ No ☒ N/A ☐

a.Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes ☐ No ☒ N/A ☐

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences from the         accounting policy footnote to the audited statutory-basis financial statements to explain why the contract(s) is treated differently for GAAP and SAP below:
See accompanying independent auditors’ report
70